UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07655
Driehaus Mutual Funds
(Exact name of registrant as specified in charter)

25 East Erie Street
Chicago, IL 60611
(Address of principal executive offices) (Zip code)
Janet L. McWilliams
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611
(Name and address of agent for service)
Registrant's telephone number, including area code:
312-587-3800
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith
(b) Not Applicable

Driehaus Emerging Markets Growth Fund
Institutional Class/DIEMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Driehaus Emerging Markets Growth Fund's Institutional Class (“Fund”) for the period of January 01, 2024, to June 30, 2024. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Growth Fund (Institutional Class/DIEMX)	$52	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.72% for the six-month period ended June 30, 2024. The Fund outperformed its performance benchmark, the MSCI Emerging Markets Index (“Benchmark”), which returned 7.49% during the same period. It also outperformed the MSCI Emerging Markets Growth Index, which returned 8.45%.
During the first half of 2024, the Fund’s outperformance was driven by strong stock selection. From a country perspective, China was the biggest positive driver of returns despite the Fund being underweight its Benchmark in an outperforming market.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top two contributors for the Fund by company were:
Taiwan Semiconductors Manufacturing Co. Ltd. Sponsored ADR, a Taiwanese multinational semiconductor contract manufacturing and design company; and
Tencent Holdings Ltd., a Chinese multinational technology conglomerate and holding company.
Sectors | The top contributors for the Fund by sector were the information technology and communication services sectors.
Countries | India, Taiwan, and  China were the top contributors by country for the Fund.
TOP PERFORMANCE DETRACTORS
Holdings | The top two detractors for the Fund by company were:
Fibra Uno Administracion SA de CV Series 11, which is a real estate investment trust (REIT) engaging in the acquisition, development and operation of various types of real estate projects; and
Grupo Financiero Banorte SAB de CV is a Mexican banking and financial services holding company.
Sectors | Top detractors by sector for the Fund were the real estate and consumer staples sectors.
Countries | Top detractors for the Fund by country were Brazil and Mexico.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $500,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Emerging Markets Growth Fund (Institutional Class/DIEMX)	16.96%	5.75%	4.59%
MSCI Emerging Markets Index - Net	12.55%	3.10%	2.79%
MSCI Emerging Markets Growth Index - Net	11.08%	3.18%	3.51%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.driehaus.com/fund-resources for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,106,022,559
Total number of portfolio holdings	122
Portfolio turnover rate as of the end of the reporting period (not annualized)	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	8.5%
Tencent Holdings Ltd.	6.6%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19%	6.5%
Samsung Electronics Co. Ltd.	5.7%
ICICI Bank Ltd. - SP ADR	2.5%
SK Hynix, Inc.	1.8%
Reliance Industries Ltd.	1.7%
Tencent Music Entertainment Group - ADR	1.5%
Shell PLC	1.4%
PetroChina Co. Ltd. - H	1.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-560-6111 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Distributed by: Foreside Financial Services, LLC
For additional information, please scan the QR code at left to navigate to additional hosted material at www.driehaus.com/fund-resources.

Driehaus Emerging Markets Growth Fund
Investor Class/DREGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Driehaus Emerging Markets Growth Fund's Investor Class (“Fund”) for the period of January 01, 2024, to June 30, 2024. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Growth Fund (Investor Class/DREGX)	$65	1.23%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.56% for the six-month period ended June 30, 2024. The Fund outperformed its performance benchmark, the MSCI Emerging Markets Index (“Benchmark”), which returned 7.49% during the same period.  It also outperformed the MSCI Emerging Markets Growth Index, which returned 8.45%.
During the first half of 2024, the Fund’s outperformance was driven by strong stock selection. From a country perspective, China was the biggest positive driver of returns despite the Fund being underweight its Benchmark in an outperforming market.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top two contributors for the Fund by company were:
Taiwan Semiconductors Manufacturing Co. Ltd. (Sponsored ADR), a Taiwanese multinational semiconductor contract manufacturing and design company; and
Tencent Holdings Ltd., a Chinese multinational technology conglomerate and holding company.
Sectors | The top contributors for the Fund by sector were the information technology and communication services sectors.
Countries | India, Taiwan, and China  were the top contributors by country for the Fund.
TOP PERFORMANCE DETRACTORS
Holdings | The top two detractors for the Fund by company were:
Fibra Uno Administracion SA de CV Series 11, which is a real estate investment trust (REIT) engaging in the acquisition, development and operation of various types of real estate projects; and
Grupo Financiero Banorte SAB de CV is a Mexican banking and financial services holding company.
Sectors | Top detractors by sector for the Fund were the real estate and consumer staples sectors.
Countries | Top detractors for the Fund by country were Brazil and Mexico.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Emerging Markets Growth Fund (Investor Class/DREGX)	16.69%	5.51%	4.43%
MSCI Emerging Markets Index - Net	12.55%	3.10%	2.79%
MSCI Emerging Markets Growth Index - Net	11.08%	3.18%	3.51%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.driehaus.com/fund-resources for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,106,022,559
Total number of portfolio holdings	122
Portfolio turnover rate as of the end of the reporting period (not annualized)	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	8.5%
Tencent Holdings Ltd.	6.6%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19%	6.5%
Samsung Electronics Co. Ltd.	5.7%
ICICI Bank Ltd. - SP ADR	2.5%
SK Hynix, Inc.	1.8%
Reliance Industries Ltd.	1.7%
Tencent Music Entertainment Group - ADR	1.5%
Shell PLC	1.4%
PetroChina Co. Ltd. - H	1.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-560-6111 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Distributed by: Foreside Financial Services, LLC
For additional information, please scan the QR code at left to navigate to additional hosted material at www.driehaus.com/fund-resources.

Driehaus Emerging Markets Small Cap Growth Fund
DRESX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Driehaus Emerging Markets Small Cap Growth Fund (“Fund”) for the period of January 01, 2024, to June 30, 2024. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)	$67	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 17.31% for the six-month period ended June 30, 2024. The Fund outperformed its performance benchmark, the MSCI Emerging Markets Small Cap Index , which returned 7.04% during the same period.  It also outperformed the MSCI Emerging Markets Small Cap Growth Index, which returned 6.25%.
The first half of 2024 was characterized by rising geopolitical uncertainty, marked by increasing tensions in the Middle East and volatility associated with the heavy global election calendar.  Outperformance was driven by stock selection in India and South Korea.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top two contributors for the Fund by company were:
HD Hyundai Electric Co., Ltd. engages in the manufacture of electrical equipment; and
Asia Vital Components Co., Ltd., a Taiwan listed company, which provides thermal solution services and engages in the manufacture and sale of electronics equipment.
Sectors | The top contributors for the Fund by sector were the industrials and information technology sectors.
Countries | India and South Korea were the top contributors by country for the Fund.
TOP PERFORMANCE DETRACTORS
Holdings | The top two detractors for the Fund by company were:
Azul S.A., is a Brazilian holding company, which, together with its subsidiaries,provides air transportation services in Brazil and internationally; and
GCC SAB de CV engages in the production, distribution, and sale of cement, ready-mixed concrete, aggregate, and other products used in the construction industry.
Sectors | No sectors detracted from performance in the first half of 2024.
Countries | Top detractors for the Fund by country were Brazil and Mexico.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)	21.04%	11.95%	5.38%
MSCI Emerging Markets Index - Net	12.55%	3.10%	2.79%
MSCI Emerging Markets Small Cap Index - Net	20.04%	9.99%	5.15%
MSCI Emerging Markets Small Cap Growth Index - Net	16.82%	10.07%	4.22%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.driehaus.com/fund-resources for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$118,135,190
Total number of portfolio holdings	84
Portfolio turnover rate as of the end of the reporting period (not annualized)	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19%	5.9%
FPT Corp.	3.8%
HD Hyundai Electric Co. Ltd.	3.7%
Vista Energy SAB de CV - ADR	2.4%
Titagarh Rail System Ltd.	2.2%
ASPEED Technology, Inc.	2.1%
Hanwha Aerospace Co. Ltd.	2.1%
GMR Airports Infrastructure Ltd.	1.8%
Cury Construtora e Incorporadora SA	1.8%
LIG Nex1 Co. Ltd.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-560-6111 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Distributed by: Foreside Financial Services, LLC
For additional information, please scan the QR code at left to navigate to additional hosted material at www.driehaus.com/fund-resources.

Driehaus Global Fund
DMAGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Driehaus Global Fund (“Fund”) for the period of January 01, 2024, to June 30, 2024. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
This report describes a planned change to the Fund that will occur subsequent to the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Global Fund (DMAGX)	$41	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 17.32% for the six-month period ended June 30, 2024. The Fund outperformed its performance benchmark, the MSCI AC World Index (the “Benchmark”) which returned 11.30% during the same period.
Outperformance for the Fund during the first half of 2024 was driven primarily by security selection.   On a relative basis, all sectors outperformed the Benchmark.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top two contributors for the Fund by company were:
NVIDIA Corp., an American multinational technology company that engages in the design and manufacture of computer graphics processors, chipsets, and related multimedia software; and
Super Micro Computer, Inc., an American information technology company which engages in the distribution and manufacture of information technology solutions and other computer products.
Sectors | The top contributors for the Fund by sector were the information technology and communication services sectors.
Countries | The top contributors for the Fund by country were the United States and the United Kingdom.
TOP PERFORMANCE DETRACTORS
Holdings | The top two detractors for the Fund by company were:
Grifols S.A., a Spanish multinational pharmaceutical and chemical manufacturer, which engages in the production of plasma derivatives; and
Adyen N.V., a Dutch payment platform business. Products include online payments, point of sale, marketplaces, and unified commerce.
Sectors | The only detractor for the Fund by sector was the real estate sector.
Countries | The top detractors for the Fund by country were Spain and Germany.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since inception on April 10, 2017 compared with a broad measure of market performance with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Driehaus Global Fund (DMAGX)	25.03%	9.46%	9.14%
MSCI ACWI Index - Net	19.37%	10.76%	10.38%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.driehaus.com/fund-resources for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$59,249,777
Total number of portfolio holdings	84
Portfolio turnover rate as of the end of the reporting period (not annualized)	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	4.9%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19%	4.8%
Microsoft Corp.	4.5%
NVIDIA Corp.	4.2%
Alphabet, Inc. - A	3.6%
Amazon.com, Inc.	2.9%
Exxon Mobil Corp.	2.5%
Shell PLC	2.2%
Tencent Holdings Ltd.	2.2%
Rolls-Royce Holdings PLC	2.1%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Material Fund Changes
As of August 5, 2024, the Driehaus Global Fund modified its principal investment strategy to acknowledge its growth-style of investment and modified its principal risk disclosure to acknowledge growth stock risk.
This is a summary of a planned change to the Fund. For more complete information, you may review the Fund’s prospectus supplement, filed August 5, 2024, available at www.driehaus.com/fund-resources or upon request by calling 1-800-560-6111.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-560-6111 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Distributed by: Foreside Financial Services, LLC
For additional information, please scan the QR code at left to navigate to additional hosted material at www.driehaus.com/fund-resources.

Driehaus International Small Cap Growth Fund
DRIOX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Driehaus International Small Cap Growth Fund (“Fund”) for the period of January 01, 2024, to June 30, 2024. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus International Small Cap Growth Fund (DRIOX)	$58	1.14%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.95% for the six-month period ended June 30, 2024. The Fund outperformed its performance benchmark, the MSCI AC World ex USA Small Cap Growth Index which returned 2.51% during the same period.
The first half of 2024 produced mixed returns globally for ex-US markets, with interest rate volatility and in many cases election results creating dispersion at the country level.  Outperformance for the Fund came from strong stock selection from both a country and sector perspective.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top two contributors for the Fund by company were:
Celestica, Inc., a multinational design, manufacturing, hardware platform and supply chain electronics manufacturing services company headquartered in Toronto, Ontario; and
Asics Corp., a Japanese multinational corporation that engages in the manufacture and sale of sporting goods.
Sectors | The top contributors for the Fund by sector were the information technology and industrials sectors.
Countries | The top contributors for the Fund by country were Italy and Canada.
TOP PERFORMANCE DETRACTORS
Holdings | The top two detractors for the Fund by company were:
Jins Holdings, Inc., a Japanese company which engages in the planning, manufacture, import and export sales of eyewear and fashion accessories; and
Grifols S.A., a Spanish multinational pharmaceutical and chemical manufacturer, which engages in the production of plasma derivatives.
Sectors | The top detractors for the Fund by sector were the materials and health care sectors.
Countries | The top detractors for the Fund by country were France and Mexico.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus International Small Cap Growth Fund (DRIOX)	12.90%	7.89%	6.75%
MSCI All Country World ex USA Index - Net	11.62%	5.55%	3.84%
MSCI All Country World ex USA Small Cap Growth Index - Net	8.75%	5.52%	4.52%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.driehaus.com/fund-resources for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$234,459,899
Total number of portfolio holdings	110
Portfolio turnover rate as of the end of the reporting period (not annualized)	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19%	2.5%
Saipem SpA	2.0%
Indra Sistemas SA	1.7%
Asics Corp.	1.7%
DO & CO AG	1.7%
Glanbia PLC	1.7%
DOF Group ASA	1.6%
SUESS MicroTec SE	1.6%
Comet Holding AG	1.6%
Intermediate Capital Group PLC	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-560-6111 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Distributed by: Foreside Financial Services, LLC
For additional information, please scan the QR code at left to navigate to additional hosted material at www.driehaus.com/fund-resources.

Driehaus International Developed Equity Fund
DIDEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Driehaus International Developed Equity Fund (“Fund”) for the period of April 30, 2024 (Commencement of Operations) to June 30, 2024. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Period April 30, 2024 (Commencement of Operations) to June 30, 2024
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus International Developed Equity Fund (DIDEX)	$13	0.80%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 1.20% for the two-month period ended  June 30, 2024. The Fund underperformed its performance benchmark, the MSCI AC World ex USA Small Cap Growth Index, which returned 3.11% during the same period.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top two contributors for the Fund by company were:
Novo Nordisk A/S is a Danish global healthcare company, which engages in the discovery, development, manufacturing and marketing of pharmaceutical products in the diabetes, obesity care and rare disease segments; and
ASML Holding NV is a Dutch company that engages in the development, production, marketing, sales, upgrading and servicing of advanced semiconductor equipment systems, including lithography, metrology and inspection systems.
Sectors | The top contributors for the Fund by sector were the healthcare and financials.
Countries | Japan, Denmark, and the United Kingdom were the top contributors by country for the Fund.
TOP PERFORMANCE DETRACTORS
Holdings | The top two detractors for the Fund by company were:
NICE Ltd. ADR is an Israeli company that engages in the provision of enterprise software solutions and services for the consumer engagement, financial crime and compliance solution segments; and
Banco Bilbao Vizcaya Argentaria, S.A. is headquartered in Spain and engages in the traditional banking businesses of retail banking, asset management, private banking, and wholesale banking.
Sectors | Top detractors by sector for the Fund were materials and real estate.
Countries | Top detractors for the Fund by country were Israel and France.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since inception on April 30, 2024 compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	Since Inception
Driehaus International Developed Equity Fund (DIDEX)	1.20%
MSCI World ex USA Index - Net	2.10%
MSCI World ex USA Growth Index - Net	3.11%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.driehaus.com/fund-resources for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,128,966
Total number of portfolio holdings	49
Portfolio turnover rate as of the end of the reporting period (not annualized)	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
ASML Holding NV	5.3%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19%	4.4%
Novo Nordisk A/S - B	4.3%
Industria de Diseno Textil SA	3.2%
Siemens Energy AG	2.9%
Nestle SA	2.8%
Cameco Corp.	2.6%
Lonza Group AG	2.6%
Alcon, Inc.	2.6%
Rolls-Royce Holdings PLC	2.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-560-6111 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Distributed by: Foreside Financial Services, LLC
For additional information, please scan the QR code at left to navigate to additional hosted material at www.driehaus.com/fund-resources.

Driehaus Micro Cap Growth Fund
DMCRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Driehaus Micro Cap Growth Fund (“Fund”) for the period of January 01, 2024, to June 30, 2024. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Micro Cap Growth Fund (DMCRX)	$73	1.37%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 14.23% for the six-month period ended June 30, 2024. The Fund outperformed its performance benchmark, the Russell Microcap® Growth Index (the “Benchmark”) which returned 0.67% during the same time period.
The U.S. equity market experienced a mixed first half of 2024. Large cap companies experienced positive gains driven by strength in the mega cap tech stocks. Large cap stocks outperformed small caps and mid caps overall.  Outperformance for the Fund against the Benchmark was driven by stock selection in the health care and industrials sectors.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top two contributors for the Fund by company were:
FTAI Aviation Ltd., which manufactures, sells, and leases aerospace products; and
Modine Manufacturing Co. engages in the provision of thermal management products and solutions.
Sectors | The top contributors for the Fund by sector were the health care and industrials sectors.
TOP PERFORMANCE DETRACTORS
Holdings | The top two detractors for the Fund by company were:
Applied Optoelectronics, Inc., which engages in the design and manufacture of optical communications products; and
Kura Sushi USA, Inc., which engages in the operation of technology-enabled Japanese restaurants.
Sectors | The top detractors for the Fund by sector were the financials and communication services sectors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Micro Cap Growth Fund (DMCRX)	14.44%	15.40%	15.84%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell Microcap® Growth Index	2.49%	2.92%	3.61%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.driehaus.com/fund-resources for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$266,782,685
Total number of portfolio holdings	113
Portfolio turnover rate as of the end of the reporting period (not annualized)	52%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Crinetics Pharmaceuticals, Inc.	2.8%
Modine Manufacturing Co.	2.8%
TransMedics Group, Inc.	2.6%
Camtek Ltd.	1.9%
FTAI Aviation Ltd.	1.9%
Veeco Instruments, Inc.	1.9%
Credo Technology Group Holding Ltd.	1.9%
Xenon Pharmaceuticals, Inc.	1.7%
Sterling Infrastructure, Inc.	1.7%
Arlo Technologies, Inc.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-560-6111 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Distributed by: Foreside Financial Services, LLC
For additional information, please scan the QR code at left to navigate to additional hosted material at www.driehaus.com/fund-resources.

Driehaus Small Cap Growth Fund
Institutional Class/DNSMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Driehaus Small Cap Growth Fund's Institutional Class (“Fund”) for the period of January 01, 2024, to June 30, 2024. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small Cap Growth Fund (Institutional Class/DNSMX)	$38	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 19.21% for the six-month period ended June 30, 2024. The Fund outperformed its performance benchmark, the Russell 2000® Growth Index (the “Benchmark”) which returned 4.44% during the same period.
The U.S. equity market experienced a mixed first half of 2024. Large cap companies experienced positive gains driven  by strength in the mega cap tech stocks. Large cap stocks outperformed small caps and mid caps overall.  Outperformance for the Fund compared to its Benchmark was driven by stock selection in the industrials, health care and information technology sectors.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top two contributors for the Fund by company were:
Super Micro Computer, Inc., which engages in the distribution and manufacture of server solutions and computer products; and
FTAI Aviation Ltd., which manufactures, sells, and leases aerospace products.
Sectors | The top contributors for the Fund by sector were the information technology and industrials sectors.
TOP PERFORMANCE DETRACTORS
Holdings | The top two detractors for the Fund by company were:
Applied Optoelectronics, Inc., which engages in the design and manufacture of optical communications products; and
SentinelOne, Inc., which engages in the provision of endpoint security software that detects, models, and predicts threat behavior to block attacks on any computing device.
Sectors | The top detractors for the Fund by sector were the materials and communication services sectors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the fund.
GROWTH OF $500,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Small Cap Growth Fund (Institutional Class/DNSMX)	24.84%	14.44%	15.33%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Growth Index	9.14%	6.17%	7.39%
The Fund commenced operations on August 21, 2017 after succeeding to substantially all of the assets of Driehaus Institutional Small Cap, L.P. (the "Predecessor Partnership"), Driehaus Small Cap Investors, L.P., Driehaus Institutional Small Cap Recovery Fund, L.P. and Driehaus Small Cap Recovery Fund, L.P., which were managed by the same investment team with substantially the same investment objective, policies and philosophies as are followed by the Fund. The "since inception" date reflected in the graph and table above is that of the Predecessor Partnership.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.driehaus.com/fund-resources for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$784,729,182
Total number of portfolio holdings	110
Portfolio turnover rate as of the end of the reporting period (not annualized)	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
TransMedics Group, Inc.	2.9%
FTAI Aviation Ltd.	2.3%
Crinetics Pharmaceuticals, Inc.	2.2%
Cameco Corp.	2.1%
Vaxcyte, Inc.	2.0%
Natera, Inc.	2.0%
BellRing Brands, Inc.	1.9%
Camtek Ltd.	1.9%
Axon Enterprise, Inc.	1.9%
Onto Innovation, Inc.	1.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-560-6111 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Distributed by: Foreside Financial Services, LLC
For additional information, please scan the QR code at left to navigate to additional hosted material at www.driehaus.com/fund-resources.

Driehaus Small Cap Growth Fund
Investor Class/DVSMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Driehaus Small Cap Growth Fund's Investor Class (“Fund”) for the period of January 01, 2024, to June 30, 2024. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small Cap Growth Fund (Investor Class/DVSMX)	$50	0.91%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 19.10% for the six-month period ended June 30, 2024. The Fund outperformed its performance benchmark, the Russell 2000® Growth Index (the “Benchmark”) which returned 4.44% during the same period.
The U.S. equity market experienced a mixed first half of 2024. Large cap companies experienced positive gains driven  by strength in the mega cap tech stocks. Large cap stocks outperformed small caps and mid caps overall.  Outperformance for the Fund compared to its Benchmark was driven by stock selection in the industrials, health care and information technology sectors.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top two contributors for the Fund by company were:
Super Micro Computer, Inc., which engages in the distribution and manufacture of server solutions and computer products; and
FTAI Aviation Ltd., which manufactures, sells, and leases aerospace products.
Sectors | The top contributors for the Fund by sector were the information technology and industrials sectors.
TOP PERFORMANCE DETRACTORS
Holdings | The top two detractors for the Fund by company were:
Applied Optoelectronics, Inc., which engages in the design and manufacture of optical communications products; and
SentinelOne, Inc., which engages in the provision of endpoint security software that detects, models, and predicts threat behavior to block attacks on any computing device.
Sectors | The top detractors for the Fund by sector were the materials and communication services sectors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Small Cap Growth Fund (Investor Class/DVSMX)	24.57%	14.13%	15.12%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Growth Index	9.14%	6.17%	7.39%
The Fund commenced operations on August 21, 2017 after succeeding to substantially all of the assets of Driehaus Institutional Small Cap, L.P. (the "Predecessor Partnership"), Driehaus Small Cap Investors, L.P., Driehaus Institutional Small Cap Recovery Fund, L.P. and Driehaus Small Cap Recovery Fund, L.P., which were managed by the same investment team with substantially the same investment objective, policies and philosophies as are followed by the Fund. The "since inception" date reflected in the graph and table above is that of the Predecessor Partnership.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.driehaus.com/fund-resources for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$784,729,182
Total number of portfolio holdings	110
Portfolio turnover rate as of the end of the reporting period (not annualized)	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
TransMedics Group, Inc.	2.9%
FTAI Aviation Ltd.	2.3%
Crinetics Pharmaceuticals, Inc.	2.2%
Cameco Corp.	2.1%
Vaxcyte, Inc.	2.0%
Natera, Inc.	2.0%
BellRing Brands, Inc.	1.9%
Camtek Ltd.	1.9%
Axon Enterprise, Inc.	1.9%
Onto Innovation, Inc.	1.8%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-560-6111 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Distributed by: Foreside Financial Services, LLC
For additional information, please scan the QR code at left to navigate to additional hosted material at www.driehaus.com/fund-resources.

Driehaus Small/Mid Cap Growth Fund
DSMDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Driehaus Small/Mid Cap Growth Fund (“Fund”) for the period of January 01, 2024, to June 30, 2024. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small/Mid Cap Growth Fund (DSMDX)	$43	0.80%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 18.68% for the six-month period ended June 30, 2024. The Fund outperformed its performance benchmark, the Russell 2500® Growth Index (the “Benchmark”) which returned 3.93% during the same period.
The U.S. equity market experienced a mixed first half of 2024. Large cap companies experienced positive gains driven by strength in the mega cap tech stocks. Large cap stocks outperformed small caps and mid caps overall.  Outperformance for the Fund against the Benchmark was driven by stock selection in the information technology and industrials sectors.
TOP PERFORMANCE CONTRIBUTORS
Holdings | The top two contributors for the Fund by company were:
Super Micro Computer, Inc., which engages in the distribution and manufacture of server solutions and computer products; and
Camtek Ltd., which engages in the business of developing and manufacturing high-end inspection and metrology equipment for the semiconductor industry.
Sectors | The top contributors for the Fund by sector were the information technology and industrials sectors.
TOP PERFORMANCE DETRACTORS
Holdings | The top two detractors for the Fund by company were:
Gitlab, Inc., which provides code hosting and collaboration platform services; and
SentinelOne, Inc., which engages in the provision of endpoint security software that detects, models, and predicts threat behavior to block attacks on any computing device.
Sectors | The top detractors for the Fund by sector were the materials and communication services sectors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed periods of the Fund since inception on May 01, 2020 compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception
Driehaus Small/Mid Cap Growth Fund (DSMDX)	24.15%	18.47%
Russell 3000® Index	23.13%	18.37%
Russell 2500® Growth Index - Net	9.02%	11.24%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.driehaus.com/fund-resources for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$54,451,615
Total number of portfolio holdings	102
Portfolio turnover rate as of the end of the reporting period (not annualized)	62%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
TOP TEN HOLDINGS
Axon Enterprise, Inc.	2.6%
Cameco Corp.	2.4%
Natera, Inc.	2.2%
Crinetics Pharmaceuticals, Inc.	2.1%
Onto Innovation, Inc.	2.1%
TransMedics Group, Inc.	2.1%
HEICO Corp.	2.0%
Camtek Ltd.	2.0%
BellRing Brands, Inc.	2.0%
Monday.com Ltd.	1.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-560-6111 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Distributed by: Foreside Financial Services, LLC
For additional information, please scan the QR code at left to navigate to additional hosted material at www.driehaus.com/fund-resources.

Driehaus Event Driven Fund
DEVDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Driehaus Event Driven Fund (“Fund”) for the period of January 01, 2024, to June 30, 2024. You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Event Driven Fund (DEVDX)	$72	1.45%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned (0.57)% for the six-month period ended June 30, 2024. The S&P 500® Index returned 15.29% during the same period.
TOP PERFORMANCE CONTRIBUTORS
Investment Strategy |
Bond catalyst driven - Event-driven trades that are expressed predominately through bond positions.
Portfolio hedges - A hedge to an unwanted factor exposure, such as equity, volatility, credit or interest rate risk.
TOP PERFORMANCE DETRACTORS
Investment Strategy |
Equity catalyst driven - Event-driven trades that are expressed predominately through equity positions.
Risk Arbitrage - Trades that attempt to capture a valuation discrepancy between similar securities.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Driehaus Event Driven Fund (DEVDX)	5.80%	5.97%	4.14%
S&P 500® Index	24.56%	15.05%	12.86%
Morningstar Event Driven Category	5.13%	3.61%	3.14%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit www.driehaus.com/fund-resources for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$207,407,695
Total number of portfolio holdings	62
Portfolio turnover rate as of the end of the reporting period (not annualized)	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
Asset Type Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-560-6111 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Distributed by: Foreside Financial Services, LLC
For additional information, please scan the QR code at left to navigate to additional hosted material at www.driehaus.com/fund-resources.

Item 2. Code of Ethics.

Not applicable to this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable to this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable to this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are attached herewith.

(b) The Financial Highlights are attached herewith.

Driehaus Mutual Funds

Trustees & Officers

Theodore J. Beck

Chairman of the Board

Christopher J. Towle

Trustee

Dawn M. Vroegop

Trustee

Stephen T. Weber

President & Trustee

Robert M. Kurinsky

Vice President & Treasurer

Janet L. McWilliams

Chief Legal Officer &

Assistant Vice President

Anne Kochevar

Chief Compliance Officer &

Anti-Money Laundering

Compliance Officer

Tanya S. Tancheff

Secretary

Christina E. Algozine

Assistant Secretary

Malinda M. Sanborn

Assistant Treasurer

Investment Adviser

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

Distributor

Foreside Financial Services, LLC

Three Canal Plaza

Portland, ME 04101

Administrator, Custodian & Transfer Agent

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

Financial Report

June 30, 2024

®

MUTUAL FUNDS

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus Global Fund

Driehaus International Small Cap Growth Fund

Driehaus International Developed Equity Fund

Driehaus Micro Cap Growth Fund

Driehaus Small Cap Growth Fund

Driehaus Small/Mid Cap Growth Fund

Driehaus Event Driven Fund

Distributed by:

Foreside Financial Services, LLC

This report has been prepared for the shareholders of the Funds and is not an offer to sell or buy any Fund securities. Such offer is only made by the Funds’ prospectus.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 94.98%
FAR EAST — 67.38%
China — 17.93%
China Merchants Bank Co. Ltd. - H	7,100,000	$32,263,421
Contemporary Amperex Technology Co. Ltd. - A	352,181	8,724,041
Fuyao Glass Industry Group Co. Ltd. - A	2,103,700	13,868,227
Haier Smart Home Co. Ltd. - A	6,178,474	24,064,300
Industrial & Commercial Bank of China Ltd. - H	54,203,000	32,217,154
Luxshare Precision Industry Co. Ltd. - A	5,946,894	32,077,513
Meituan - B 1,*	1,837,000	26,111,650
NARI Technology Co. Ltd. - A	3,909,204	13,400,138
New Oriental Education & Technology Group, Inc. - SP ADR 2,*	375,644	29,198,808
PDD Holdings, Inc. 2,*	78,610	10,451,200
PetroChina Co. Ltd. - H	43,412,000	43,835,505
Shenzhou International Group Holdings Ltd.	909,000	8,879,463
Tencent Holdings Ltd.	4,321,045	204,991,792
Tencent Music Entertainment Group - ADR [2]	3,278,988	46,069,781
Trip.com Group Ltd. - ADR 2,*	651,237	30,608,139
Zhongji Innolight Co. Ltd. - A	0	11
		556,761,143
India — 17.46%
Adani Ports & Special Economic Zone Ltd.	1,664,185	29,459,050
Ambuja Cements Ltd.	2,432,635	19,509,181
Axis Bank Ltd.	1,311,134	19,869,998
Bajaj Auto Ltd.	153,748	17,515,332
Bharti Airtel Ltd.	1,432,784	24,789,223
Cipla Ltd.	437,577	7,755,966
Colgate-Palmolive India Ltd.	339,914	11,575,662
DLF Ltd.	1,074,050	10,603,157
GMR Airports Infrastructure Ltd. *	9,350,330	10,796,268
Godrej Consumer Products Ltd.	1,156,057	19,041,381
HDFC Bank Ltd.	788,879	15,930,788
Hindustan Aeronautics Ltd.	516,393	32,569,581
ICICI Bank Ltd. - SP ADR [2]	2,761,581	79,561,149
ICICI Lombard General Insurance Co. Ltd. [1]	1,322,029	28,310,385
Indian Hotels Co. Ltd.	1,129,191	8,447,593
Indian Railway Catering & Tourism Corp. Ltd.	509,774	6,037,534
IRB Infrastructure Developers Ltd.	11,169,609	8,661,249
JSW Energy Ltd.	2,987,839	26,281,572
KEI Industries Ltd.	43,023	2,278,864
Mahindra & Mahindra Ltd.	518,680	17,805,026
Max Healthcare Institute Ltd.	1,203,727	13,556,792
	Shares, Principal Amount, or Number of Contracts	Value
Mazagon Dock Shipbuilders Ltd.	9,694	$496,879
NTPC Ltd.	3,831,572	17,375,348
Power Finance Corp. Ltd.	4,351,076	25,263,644
Reliance Industries Ltd.	1,402,301	52,567,537
Sun Pharmaceutical Industries Ltd.	706,270	12,860,953
Supreme Industries Ltd.	101,312	7,220,361
UltraTech Cement Ltd.	116,386	16,261,070
		542,401,543
Taiwan — 13.94%
ASPEED Technology, Inc.	156,000	23,148,961
Chunghwa Telecom Co. Ltd.	3,396,000	13,159,122
King Yuan Electronics Co. Ltd.	2,437,176	8,904,434
Lotes Co. Ltd.	271,000	13,583,968
MediaTek, Inc.	803,000	34,583,929
Quanta Computer, Inc.	1,720,000	16,442,596
Taiwan Semiconductor Manufacturing Co. Ltd.	737,000	21,835,559
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR [2]	1,513,818	263,116,706
Wiwynn Corp.	248,000	20,084,888
Yageo Corp.	800,000	17,969,717
		432,829,880
South Korea — 12.76%
Amorepacific Corp.	39,568	4,789,744
Hanwha Aerospace Co. Ltd.	95,718	17,262,580
HD Hyundai Electric Co. Ltd.	110,554	24,705,431
KB Financial Group, Inc.	417,703	23,759,004
Kia Corp.	402,384	37,651,626
LEENO Industrial, Inc.	22,137	3,741,840
Macquarie Korea Infrastructure Fund	1,718,565	15,424,498
Samsung Electronics Co. Ltd.	2,989,982	175,971,854
Samsung Heavy Industries Co. Ltd. *	2,040,327	13,838,367
Samsung Life Insurance Co. Ltd.	378,413	24,203,532
SK Hynix, Inc.	324,453	55,062,471
		396,410,947
Indonesia — 1.93%
Bank Central Asia Tbk PT	41,225,075	24,944,921
Bank Mandiri Persero Tbk PT	93,623,400	35,025,805
		59,970,726
Hong Kong — 1.79%
ASMPT Ltd.	1,038,900	14,387,077
Hong Kong Exchanges & Clearing Ltd.	1,288,800	41,245,664
		55,632,741
Philippines — 0.86%
BDO Unibank, Inc.	6,283,920	13,745,304
International Container Terminal Services, Inc.	2,179,077	13,008,219
		26,753,523

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Malaysia — 0.71%
YTL Corp. Bhd.	30,211,700	$22,033,725
Total FAR EAST (Cost $1,478,344,017)		2,092,794,228
NORTH AMERICA — 8.67%
Mexico — 3.92%
Arca Continental SAB de CV	2,149,509	21,136,741
BBB Foods, Inc. - A 2,*	342,892	8,181,403
Corp. Inmobiliaria Vesta SAB de CV	5,281,707	15,832,130
Fibra Uno Administracion SA de CV	18,498,020	22,830,571
Gruma SAB de CV - B	464,010	8,499,283
Grupo Financiero Banorte SAB de CV - O	2,606,908	20,288,142
Vista Energy SAB de CV - ADR 2,*	549,821	25,005,859
		121,774,129
United States — 3.50%
Analog Devices, Inc.	52,114	11,895,541
Cognizant Technology Solutions Corp. - A	200,880	13,659,840
MercadoLibre, Inc. *	14,490	23,812,866
Samsonite International SA [1]	2,057,000	6,131,279
Southern Copper Corp.	313,970	33,827,128
Teradyne, Inc.	130,954	19,419,169
		108,745,823
Canada — 1.25%
Alamos Gold, Inc. - A [2]	679,704	10,657,758
Cameco Corp. [2]	572,380	28,161,096
		38,818,854
Total NORTH AMERICA (Cost $225,143,416)		269,338,806
EUROPE — 8.49%
Turkey — 2.42%
BIM Birlesik Magazalar AS	1,885,347	31,489,756
Ford Otomotiv Sanayi A/S	188,292	6,481,146
Haci Omer Sabamci Holdings AS *	1,655,986	4,893,703
Yapi ve Kredi Bankasi AS	31,273,419	32,366,815
		75,231,420
United Kingdom — 1.69%
Antofagasta PLC	300,737	7,992,398
Shell PLC	1,239,466	44,665,813
		52,658,211
Greece — 1.66%
National Bank of Greece SA *	4,781,183	39,723,830
OPAP SA	754,696	11,832,658
		51,556,488
Poland — 1.29%
Powszechny Zaklad Ubezpieczen SA	3,141,873	40,112,919
	Shares, Principal Amount, or Number of Contracts	Value
Austria — 0.62%
Erste Group Bank AG	405,157	$19,178,167
Portugal — 0.51%
Galp Energia SGPS SA	748,360	15,806,026
France — 0.30%
Hermes International SCA	3,992	9,220,022
Russia — 0.00%
Polyus PJSC 2,*,^	63,751	—
Total EUROPE (Cost $233,965,964)		263,763,253
SOUTH AMERICA — 4.94%
Brazil — 3.67%
Banco do Brasil SA	7,580,500	36,111,825
Direcional Engenharia SA	2,407,084	11,449,592
Iguatemi SA	3,137,100	11,549,260
NU Holdings Ltd. - A 2,*	1,356,687	17,487,696
Santos Brasil Participacoes SA	5,658,156	13,836,424
Telefonica Brasil SA *	1,775,600	14,487,239
Telefonica Brasil SA - ADR 2,*	1,120,402	9,198,500
		114,120,536
Peru — 0.84%
Credicorp Ltd. [2]	161,441	26,045,276
Argentina — 0.43%
Grupo Financiero Galicia SA - ADR 2,*	251,431	7,683,732
YPF SA - SP ADR 2,*	285,052	5,735,246
		13,418,978
Total SOUTH AMERICA (Cost $147,993,679)		153,584,790
MIDDLE EAST — 3.73%
United Arab Emirates — 1.88%
Abu Dhabi Ports Co. PJSC *	5,054,516	7,018,250
Aldar Properties PJSC	10,689,594	18,218,584
Dubai Electricity & Water Authority PJSC	21,657,243	12,971,939
Emaar Properties PJSC	9,040,504	20,182,993
		58,391,766
Saudi Arabia — 1.50%
Dr Sulaiman Al Habib Medical Services Group Co.	180,208	13,825,214
Saudi Arabian Oil Co. [1]	1,737,521	12,804,160
The Saudi National Bank	2,014,744	19,873,944
		46,503,318
Israel — 0.35%
Teva Pharmaceutical Industries Ltd. - SP ADR 2,*	675,524	10,977,265
Total MIDDLE EAST (Cost $114,004,959)		115,872,349
AFRICA — 1.77%
South Africa — 1.77%
FirstRand Ltd.	7,133,821	30,256,078

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Naspers Ltd. - N	125,146	$24,577,717
		54,833,795
Total AFRICA (Cost $54,878,514)		54,833,795
Total COMMON STOCKS (Cost $2,254,330,549)		2,950,187,221
PREFERRED STOCKS — 0.64%
SOUTH AMERICA — 0.64%
Brazil — 0.64%
Itau Unibanco Holding SA - SP ADR, 3.85% [2,3]	3,377,874	19,726,784
Total SOUTH AMERICA (Cost $22,472,435)		19,726,784
Total PREFERRED STOCKS (Cost $22,472,435)		19,726,784
SHORT TERM INVESTMENTS — 6.48%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19% [4] (Cost $201,293,199)	201,293,199	201,293,199

TOTAL INVESTMENTS (Cost $2,478,096,183)	102.10%	$3,171,207,204
Liabilities in Excess of Other Assets	(2.10)%	(65,184,645)
Net Assets	100.00%	$3,106,022,559

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $73,357,474, which represents 2% of Net Assets (see Note F in the Notes to Financial Statements).
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[4]	7 day current yield as of June 30, 2024 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	94.98%
Preferred Stocks	0.64%
Short Term Investments	6.48%
Total Investments	102.10%
Liabilities In Excess of Other Assets	(2.10)%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
Far East	67.38%
North America	15.15%
Europe	8.49%
South America	5.58%
Middle East	3.73%
Africa	1.77%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.63%
Automobile Components	0.45%
Automobiles	2.55%
Banks	16.76%
Beverages	0.68%
Broadline Retail	1.90%
Capital Markets	1.83%
Chemicals	0.23%
Commercial Services & Supplies	0.20%
Communications Equipment	0.00%
Construction & Engineering	0.28%
Construction Materials	1.15%
Consumer Staples Distribution & Retail	1.27%
Diversified Consumer Services	0.94%
Diversified Real Estate Investment Trusts	0.74%
Diversified Telecommunication Services	1.19%
Electrical Equipment	1.57%
Electronic Equipment, Instruments & Components	2.05%
Entertainment	1.48%
Financial Services	1.79%
Food Products	0.27%
Health Care Providers & Services	0.89%
Hotels, Restaurants & Leisure	2.48%
Industry	Percent of Net Assets
Household Durables	1.14%
Independent Power and Renewable Electricity Producers	1.41%
Insurance	2.98%
Interactive Media & Services	6.60%
IT Services	0.44%
Machinery	0.45%
Metals & Mining	1.68%
Money Market Fund	6.48%
Multi-Utilities	1.13%
Oil, Gas & Consumable Fuels	7.36%
Personal Care Products	1.13%
Pharmaceuticals	1.02%
Real Estate Management & Development	2.46%
Semiconductors & Semiconductor Equipment	14.67%
Technology Hardware, Storage & Peripherals	6.85%
Textiles, Apparel & Luxury Goods	0.79%
Transportation Infrastructure	2.38%
Wireless Telecommunication Services	0.80%
Liabilities In Excess of Other Assets	(2.10)%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 94.01%
FAR EAST — 66.72%
India — 31.01%
ACC Ltd.	49,154	$1,541,611
AU Small Finance Bank Ltd. [1]	145,853	1,174,548
Azad Engineering Ltd. *	50,459	1,142,881
Bharti Hexacom Ltd. *	104,594	1,400,879
BLS International Services Ltd.	317,634	1,332,851
Brigade Enterprises Ltd.	67,744	1,093,560
Century Textiles & Industries Ltd.	66,892	1,854,381
GMR Airports Infrastructure Ltd. *	1,796,518	2,074,332
Indian Hotels Co. Ltd.	83,149	622,046
IRB Infrastructure Developers Ltd.	1,582,119	1,226,823
JSW Infrastructure Ltd. *	386,896	1,519,074
Jyoti CNC Automation Ltd. *	70,242	1,135,461
Kalyan Jewellers India Ltd.	218,334	1,309,901
Kaynes Technology India Ltd. *	36,521	1,686,176
Kfin Technologies Ltd. *	153,672	1,286,954
Max Healthcare Institute Ltd.	124,889	1,406,543
Mazagon Dock Shipbuilders Ltd.	27,825	1,426,207
NHPC Ltd.	1,011,852	1,219,773
Nuvama Wealth Management Ltd. *	19,355	1,146,267
Poonawalla Fincorp Ltd.	233,917	1,144,788
Rainbow Children's Medicare Ltd.	57,429	857,099
Sobha Ltd.	58,508	1,369,161
Swan Energy Ltd.	72,334	508,238
Techno Electric & Engineering Co. Ltd.	55,252	1,027,919
Titagarh Rail System Ltd.	114,188	2,543,906
Transformers & Rectifiers India Ltd.	120,626	1,042,538
United Breweries Ltd.	60,062	1,429,002
Venus Pipes & Tubes Ltd. [1]	45,060	1,108,835
		36,631,754
Taiwan — 11.00%
AP Memory Technology Corp.	48,000	569,655
Asia Vital Components Co. Ltd.	39,000	913,228
ASMedia Technology, Inc.	23,000	1,580,604
ASPEED Technology, Inc.	17,000	2,522,643
Eclat Textile Co. Ltd.	64,000	1,042,712
eMemory Technology, Inc.	11,000	864,075
Faraday Technology Corp.	108,000	1,113,740
Gloria Material Technology Corp.	319,000	475,331
King Slide Works Co. Ltd.	31,000	1,178,811
Kinik Co.	118,000	1,190,752
Makalot Industrial Co. Ltd.	119,000	1,541,985
		12,993,536
	Shares, Principal Amount, or Number of Contracts	Value
South Korea — 10.04%
Hanwha Aerospace Co. Ltd.	13,941	$2,514,236
HD Hyundai Electric Co. Ltd.	19,647	4,390,502
HPSP Co. Ltd.	28,252	794,468
Korea Aerospace Industries Ltd.	30,241	1,160,792
LEENO Industrial, Inc.	5,599	946,404
LIG Nex1 Co. Ltd.	12,887	2,057,209
		11,863,611
China — 6.36%
Akeso, Inc. 1,*	263,000	1,267,831
Henan Pinggao Electric Co. Ltd. - A	631,000	1,690,235
Pacific Basin Shipping Ltd.	3,577,000	1,127,412
Proya Cosmetics Co. Ltd. - A	39,348	599,706
Silergy Corp.	90,000	1,276,589
SITC International Holdings Co. Ltd.	303,000	821,611
Xinyi Glass Holdings Ltd.	664,000	727,161
		7,510,545
Vietnam — 3.78%
FPT Corp.	873,749	4,471,953
Kazakhstan — 1.66%
Kaspi.KZ JSC [2,3]	15,190	1,959,662
Australia — 1.44%
Paladin Energy Ltd. *	205,550	1,696,811
Malaysia — 1.43%
YTL Power International Bhd.	1,662,500	1,692,805
Total FAR EAST (Cost $56,139,036)		78,820,677
NORTH AMERICA — 10.19%
Mexico — 8.15%
Alsea SAB de CV	427,400	1,485,796
BBB Foods, Inc. - A 2,*	66,370	1,583,588
FIBRA Macquarie Mexico [1]	412,015	699,491
GCC SAB de CV	147,900	1,394,197
Prologis Property Mexico SA de CV	225,583	735,380
TF Administradora Industrial S de RL de CV	417,300	889,799
Vista Energy SAB de CV - ADR 2,*	62,424	2,839,043
		9,627,294
Canada — 1.21%
Filo Corp. *	77,700	1,424,448
United States — 0.83%
Copa Holdings SA - A	10,320	982,258
Total NORTH AMERICA (Cost $10,241,743)		12,034,000
SOUTH AMERICA — 8.94%
Brazil — 6.43%
Cury Construtora e Incorporadora SA	558,504	2,058,135
Inter & Co., Inc. - BDR	266,678	1,626,754

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Orizon Valorizacao de Residuos SA *	208,100	$1,440,667
PRIO SA	142,100	1,114,664
Santos Brasil Participacoes SA	554,200	1,355,238
		7,595,458
Argentina — 2.51%
Grupo Financiero Galicia SA - ADR 2,*	40,618	1,241,286
Pampa Energia SA - SP ADR 2,*	23,308	1,031,612
YPF SA - SP ADR 2,*	34,429	692,712
		2,965,610
Total SOUTH AMERICA (Cost $8,657,738)		10,561,068
MIDDLE EAST — 4.12%
Saudi Arabia — 1.62%
Catrion Catering Holding Co.	18,724	626,424
Saudia Dairy & Foodstuff Co.	13,769	1,287,906
		1,914,330
United Arab Emirates — 1.46%
Abu Dhabi Ports Co. PJSC *	807,845	1,121,701
Emirates Central Cooling Systems Corp.	1,516,302	602,723
		1,724,424
Qatar — 1.04%
Qatar Gas Transport Co. Ltd.	948,814	1,226,857
Total MIDDLE EAST (Cost $4,653,087)		4,865,611
EUROPE — 2.64%
Turkey — 1.54%
Pegasus Hava Tasimaciligi A/S *	80,407	560,995
Turkiye Sinai Kalkinma Bankasi A/S *	3,510,771	1,260,038
		1,821,033
Norway — 1.10%
Seadrill Ltd. 2,*	25,182	1,296,873
Total EUROPE (Cost $2,853,832)		3,117,906
AFRICA — 1.40%
South Africa — 1.40%
Truworths International Ltd.	321,972	1,656,193
Total AFRICA (Cost $1,387,411)		1,656,193
Total COMMON STOCKS (Cost $83,932,847)		111,055,455
	Shares, Principal Amount, or Number of Contracts	Value
RIGHTS — 0.02%
FAR EAST — 0.02%
India — 0.02%
Sobha Ltd. *	7,469	$26,361
Total FAR EAST (Cost $0)		26,361
Total RIGHTS (Cost $0)		26,361
SHORT TERM INVESTMENTS — 5.91%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19% [4] (Cost $6,983,740)	6,983,740	6,983,740

TOTAL INVESTMENTS (Cost $90,916,587)	99.94%	$118,065,556
Other Assets In Excess of Liabilities	0.06%	69,634
Net Assets	100.00%	$118,135,190

ADR	American Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $4,250,705, which represents 4% of Net Assets (see Note F in the Notes to Financial Statements).
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), investment adviser to the Fund.
[4]	7 day current yield as of June 30, 2024 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

Security Type	Percent of Net Assets
Rights	0.02%
Common Stocks	94.01%
Short Term Investments	5.91%
Total Investments	99.94%
Other Assets In Excess of Liabilities	0.06%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
Far East	66.74%
North America	16.10%
South America	8.94%
Middle East	4.12%
Europe	2.64%
Africa	1.40%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	6.06%
Banks	3.42%
Beverages	1.21%
Biotechnology	1.07%
Building Products	0.62%
Capital Markets	2.06%
Commercial Services & Supplies	1.75%
Construction & Engineering	1.91%
Construction Materials	2.48%
Consumer Finance	2.63%
Consumer Staples Distribution & Retail	1.34%
Electric Utilities	0.87%
Electrical Equipment	6.03%
Electronic Equipment, Instruments & Components	1.43%
Energy Equipment & Services	1.10%
Financial Services	1.07%
Food Products	1.09%
Health Care Providers & Services	1.91%
Hotels, Restaurants & Leisure	1.79%
Household Durables	1.74%
Independent Power and Renewable Electricity Producers	1.03%
Industrial Real Estate Investment Trusts	1.96%
Industry	Percent of Net Assets
IT Services	3.78%
Machinery	5.09%
Marine	1.65%
Metals & Mining	2.55%
Money Market Fund	5.91%
Multi-Utilities	1.43%
Oil, Gas & Consumable Fuels	6.42%
Paper & Forest Products	1.57%
Passenger Airlines	1.30%
Personal Care Products	0.51%
Professional Services	1.13%
Real Estate Management & Development	2.10%
Semiconductors & Semiconductor Equipment	8.18%
Specialty Retail	1.40%
Technology Hardware, Storage & Peripherals	1.77%
Textiles, Apparel & Luxury Goods	3.73%
Transportation Infrastructure	5.15%
Water Utilities	0.51%
Wireless Telecommunication Services	1.19%
Other Assets In Excess of Liabilities	0.06%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 94.95%
NORTH AMERICA — 64.22%
United States — 61.67%
Alphabet, Inc. - A	11,795	$2,148,459
Amazon.com, Inc. *	8,869	1,713,934
Amphenol Corp. - A	4,354	293,329
Apple, Inc.	13,738	2,893,498
Ball Corp.	5,203	312,284
Bank of America Corp.	17,572	698,838
Broadcom, Inc.	529	849,325
CACI International, Inc. - A *	840	361,309
Chipotle Mexican Grill, Inc. *	9,050	566,983
Cloudflare, Inc. - A *	5,039	417,380
Colgate-Palmolive Co.	7,502	727,994
Dell Technologies, Inc. - C	2,533	349,326
Domino's Pizza, Inc.	814	420,293
DraftKings, Inc. - A *	8,608	328,567
elf Beauty, Inc. *	2,684	565,572
Eli Lilly & Co.	1,307	1,183,332
Exxon Mobil Corp.	13,064	1,503,928
Gitlab, Inc. - A *	8,754	435,249
Huntington Bancshares, Inc.	23,474	309,387
JPMorgan Chase & Co.	4,697	950,015
KKR & Co., Inc.	9,737	1,024,722
McKesson Corp.	963	562,431
Medpace Holdings, Inc. *	1,716	706,735
Meta Platforms, Inc. - A	2,139	1,078,527
Microsoft Corp.	5,909	2,641,028
Mondelez International, Inc. - A	4,308	281,916
Motorola Solutions, Inc.	2,129	821,900
NVIDIA Corp.	20,154	2,489,825
Pinterest, Inc. - A *	14,666	646,331
Quanta Services, Inc.	2,261	574,497
Roper Technologies, Inc.	996	561,405
ServiceNow, Inc. *	694	545,949
Southern Copper Corp.	2,507	270,104
Spotify Technology SA *	2,904	911,246
Stryker Corp.	980	333,445
Synopsys, Inc. *	626	372,508
Teradyne, Inc.	2,838	420,847
The Charles Schwab Corp.	6,901	508,535
The Southern Co.	4,820	373,887
The Trade Desk, Inc. - A *	9,700	947,399
Thermo Fisher Scientific, Inc.	978	540,834
Truist Financial Corp.	9,842	382,362
Uber Technologies, Inc. *	11,178	812,417
United Airlines Holdings, Inc. *	11,006	535,552
Vertex Pharmaceuticals, Inc. *	934	437,784
Walmart, Inc.	10,755	728,221
		36,539,409
Canada — 2.55%
Cameco Corp. [1]	12,114	596,009
Shopify, Inc. - A 1,*	5,674	374,768
	Shares, Principal Amount, or Number of Contracts	Value
Suncor Energy, Inc.	14,100	$537,491
		1,508,268
Total NORTH AMERICA (Cost $28,516,870)		38,047,677
EUROPE — 21.49%
United Kingdom — 9.00%
AstraZeneca PLC - SP ADR [1]	10,514	819,987
London Stock Exchange Group PLC	5,770	684,197
RELX PLC	20,050	918,669
Rolls-Royce Holdings PLC *	217,379	1,248,460
Shell PLC	36,611	1,319,327
Unilever PLC	6,285	344,967
		5,335,607
Switzerland — 3.59%
Alcon, Inc.	5,217	463,749
Lonza Group AG	960	522,629
Novartis AG	3,315	352,953
On Holding AG - A 1,*	12,257	475,572
Roche Holding AG	1,126	311,968
		2,126,871
Germany — 2.18%
BASF SE	6,957	336,319
Deutsche Telekom AG	18,862	474,106
Vonovia SE	16,914	481,346
		1,291,771
Netherlands — 1.65%
Adyen NV 2,*	270	320,673
ASM International NV	860	657,363
		978,036
Ireland — 1.62%
Linde PLC [1]	1,687	740,272
Weatherford International PLC 1,*	1,773	217,104
		957,376
Spain — 1.21%
Industria de Diseno Textil SA	14,451	717,107
France — 0.78%
Accor SA	11,238	459,848
Italy — 0.53%
UniCredit SpA	8,514	315,069
Greece — 0.47%
National Bank of Greece SA *	33,485	278,206
Poland — 0.46%
Powszechny Zaklad Ubezpieczen SA	21,616	275,976
Total EUROPE (Cost $10,879,852)		12,735,867
FAR EAST — 9.24%
Japan — 2.92%
Kokusai Electric Corp.	9,700	285,211

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Mitsubishi UFJ Financial Group, Inc.	55,700	$601,116
Nintendo Co. Ltd.	6,700	357,791
Renesas Electronics Corp.	25,700	487,391
		1,731,509
China — 2.18%
Tencent Holdings Ltd.	27,253	1,292,891
India — 1.82%
ICICI Bank Ltd. - SP ADR [1]	30,212	870,408
Titan Co. Ltd.	5,065	206,411
		1,076,819
South Korea — 0.73%
Samsung Electronics Co. Ltd.	7,383	434,518
Philippines — 0.58%
BDO Unibank, Inc.	156,000	341,231
Taiwan — 0.54%
Taiwan Semiconductor Manufacturing Co. Ltd.	10,668	316,068
Indonesia — 0.47%
Bank Central Asia Tbk PT	462,045	279,579
Total FAR EAST (Cost $3,921,258)		5,472,615
Total COMMON STOCKS (Cost $43,317,980)		56,256,159
SHORT TERM INVESTMENTS — 4.79%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19% [3] (Cost $2,840,737)	2,840,737	2,840,737

TOTAL INVESTMENTS (Cost $46,158,717)	99.74%	$59,096,896
Other Assets In Excess of Liabilities	0.26%	152,881
Net Assets	100.00%	$59,249,777

PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $320,673, which represents 1% of Net Assets (see Note F in the Notes to Financial Statements).
[3]	7 day current yield as of June 30, 2024 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	94.95%
Short Term Investments	4.79%
Total Investments	99.74%
Other Assets In Excess of Liabilities	0.26%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
North America	69.01%
Europe	21.50%
Far East	9.23%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Fund
Schedule of Investments
June 30, 2024 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	2.11%
Banks	8.49%
Biotechnology	0.74%
Broadline Retail	2.89%
Capital Markets	3.74%
Chemicals	1.82%
Communications Equipment	1.39%
Construction & Engineering	0.97%
Consumer Staples Distribution & Retail	1.23%
Containers & Packaging	0.53%
Diversified Telecommunication Services	0.80%
Electric Utilities	0.63%
Electronic Equipment, Instruments & Components	0.50%
Energy Equipment & Services	0.37%
Entertainment	2.14%
Financial Services	0.54%
Food Products	0.48%
Ground Transportation	1.37%
Health Care Equipment & Supplies	1.34%
Health Care Providers & Services	0.95%
Hotels, Restaurants & Leisure	3.00%
Household Products	1.23%
Industry	Percent of Net Assets
Insurance	0.47%
Interactive Media & Services	8.72%
IT Services	1.33%
Life Sciences Tools & Services	2.98%
Media	1.60%
Metals & Mining	0.46%
Money Market Fund	4.79%
Oil, Gas & Consumable Fuels	6.69%
Passenger Airlines	0.90%
Personal Care Products	1.53%
Pharmaceuticals	4.51%
Professional Services	2.16%
Real Estate Management & Development	0.81%
Semiconductors & Semiconductor Equipment	9.28%
Software	7.69%
Specialty Retail	1.21%
Technology Hardware, Storage & Peripherals	6.20%
Textiles, Apparel & Luxury Goods	1.15%
Other Assets In Excess of Liabilities	0.26%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 96.04%
EUROPE — 47.11%
United Kingdom — 7.78%
Babcock International Group PLC	394,600	$2,607,068
ConvaTec Group PLC [1]	627,072	1,857,838
Cranswick PLC	44,859	2,525,655
Intermediate Capital Group PLC	125,626	3,445,206
Marks & Spencer Group PLC	630,336	2,279,129
Renishaw PLC	37,067	1,724,394
RS GROUP PLC	129,901	1,147,988
Serco Group PLC	1,175,125	2,661,694
		18,248,972
Germany — 7.59%
Bilfinger SE	45,401	2,387,569
CTS Eventim AG & Co. KGaA	35,336	2,941,700
KION Group AG	28,202	1,178,093
LEG Immobilien SE	21,120	1,725,422
Nordex SE *	246,525	3,013,758
Scout24 SE [1]	37,257	2,846,575
SUESS MicroTec SE	56,305	3,708,931
		17,802,048
Switzerland — 5.85%
Comet Holding AG	9,238	3,703,383
Flughafen Zurich AG	15,008	3,322,167
PolyPeptide Group AG 1,*	42,603	1,355,947
Siegfried Holding AG *	2,683	2,782,680
Tecan Group AG	7,593	2,542,267
		13,706,444
Italy — 5.36%
Banco BPM SpA	374,237	2,408,515
Buzzi SpA	61,237	2,465,889
Leonardo SpA	127,993	2,965,446
Saipem SpA *	1,841,425	4,721,947
		12,561,797
Spain — 3.17%
Fluidra SA	104,692	2,182,697
Indra Sistemas SA	197,655	4,058,810
Tecnicas Reunidas SA *	87,738	1,187,946
		7,429,453
Norway — 3.03%
DOF Group ASA *	425,642	3,849,228
Seadrill Ltd. 2,*	63,284	3,259,126
		7,108,354
Netherlands — 2.48%
Fugro NV	116,619	2,812,311
Iveco Group NV	78,939	883,949
Merus NV 2,*	35,973	2,128,522
		5,824,782
Ireland — 2.39%
Glanbia PLC	198,012	3,859,509
	Shares, Principal Amount, or Number of Contracts	Value
Greencore Group PLC *	831,955	$1,749,505
		5,609,014
France — 2.04%
Coface SA	76,407	1,063,714
Eramet SA	19,523	1,976,777
Sopra Steria Group	8,979	1,746,077
		4,786,568
Sweden — 1.94%
Hemnet Group AB	58,860	1,773,173
Mycronic AB	49,854	1,931,769
The Thule Group AB [1]	32,428	846,955
		4,551,897
Austria — 1.70%
DO & CO AG	22,387	3,985,201
Belgium — 1.35%
Lotus Bakeries NV	219	2,258,601
Shurgard Self Storage Ltd.	23,318	901,279
		3,159,880
Finland — 1.22%
Metso OYJ	269,021	2,859,259
Denmark — 1.21%
ALK-Abello A/S *	81,664	1,784,151
GN Store Nord AS *	37,445	1,043,172
		2,827,323
Total EUROPE (Cost $91,295,552)		110,460,992
FAR EAST — 35.48%
Japan — 20.94%
ABC-Mart, Inc.	131,000	2,299,056
Asics Corp.	262,800	4,051,896
Azbil Corp.	109,200	3,050,208
CKD Corp.	148,600	2,948,667
Fujitec Co. Ltd.	109,150	2,930,069
Fukuoka Financial Group, Inc.	38,700	1,042,157
Harmonic Drive Systems, Inc.	62,500	1,768,237
Hoshizaki Corp.	68,800	2,188,370
Isetan Mitsukoshi Holdings Ltd.	68,400	1,285,702
Jeol Ltd.	73,800	3,351,449
Kewpie Corp.	57,000	1,133,339
Kyoritsu Maintenance Co. Ltd.	80,900	1,515,433
Life Corp.	44,100	1,080,875
Mizuno Corp.	19,100	940,605
Modec, Inc.	94,200	1,702,987
Morinaga Milk Industry Co. Ltd.	88,400	1,860,084
Nichias Corp.	53,630	1,576,964
NOF Corp.	105,600	1,448,317
OBIC Business Co.nsultants Co. Ltd.	52,300	2,203,799
Resonac Holdings Corp.	72,900	1,610,631
Ryohin Keikaku Co. Ltd.	126,000	2,096,886
Seria Co. Ltd.	150,000	2,718,138
Skylark Holdings Co. Ltd. *	82,800	1,102,983
Tazmo Co. Ltd.	68,400	1,521,371

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Yokogawa Electric Corp.	68,600	$1,666,025
		49,094,248
India — 5.69%
APL Apollo Tubes Ltd.	93,169	1,735,135
EIH Ltd.	231,894	1,192,197
ICICI Lombard General Insurance Co. Ltd. [1]	86,199	1,845,895
Indian Hotels Co. Ltd.	369,767	2,766,265
KPIT Technologies Ltd.	90,873	1,776,942
Max Healthcare Institute Ltd.	226,102	2,546,440
United Breweries Ltd.	62,759	1,493,169
		13,356,043
Taiwan — 2.82%
King Slide Works Co. Ltd.	27,000	1,026,706
Lotes Co. Ltd.	58,000	2,907,270
Wiwynn Corp.	33,000	2,672,586
		6,606,562
South Korea — 2.65%
Eugene Technology Co. Ltd.	29,482	1,052,739
KT Corp.	79,772	2,161,919
LEENO Industrial, Inc.	6,538	1,105,125
TechWing, Inc.	41,350	1,893,080
		6,212,863
Australia — 1.35%
AUB Group Ltd.	103,575	2,178,382
Paladin Energy Ltd. *	119,495	986,430
		3,164,812
Indonesia — 1.09%
Indosat Tbk PT	1,959,700	1,280,537
Sumber Alfaria Trijaya Tbk PT	7,562,400	1,270,021
		2,550,558
Thailand — 0.49%
Fabrinet 2,*	4,680	1,145,617
Malaysia — 0.45%
YTL Corp. Bhd.	1,460,800	1,065,377
Total FAR EAST (Cost $73,396,607)		83,196,080
NORTH AMERICA — 9.58%
Canada — 7.73%
Aritzia, Inc. *	93,000	2,632,184
Boardwalk REIT	50,974	2,626,108
Capstone Copper Corp. *	313,700	2,224,254
Celestica, Inc. *	44,000	2,519,616
Element Fleet Management Corp.	179,700	3,269,422
Kinaxis, Inc. *	15,111	1,742,562
NexGen Energy Ltd. *	148,800	1,037,646
NFI Group, Inc. *	118,700	1,374,371
Xenon Pharmaceuticals, Inc. 2,*	17,491	681,974
		18,108,137
Mexico — 1.85%
Alsea SAB de CV	291,300	1,012,663
GCC SAB de CV	180,686	1,703,258
	Shares, Principal Amount, or Number of Contracts	Value
Gruma SAB de CV - B	88,910	$1,628,567
		4,344,488
Total NORTH AMERICA (Cost $19,354,089)		22,452,625
SOUTH AMERICA — 1.76%
Brazil — 1.76%
Direcional Engenharia SA	479,012	2,278,480
Embraer SA - SP ADR 2,*	71,217	1,837,398
		4,115,878
Total SOUTH AMERICA (Cost $2,918,946)		4,115,878
MIDDLE EAST — 1.31%
Israel — 1.31%
Camtek Ltd. [2]	12,446	1,558,737
Nice Ltd. - SP ADR 2,*	8,749	1,504,566
		3,063,303
Total MIDDLE EAST (Cost $2,336,910)		3,063,303
AFRICA — 0.80%
South Africa — 0.80%
Mr Price Group Ltd.	166,034	1,878,967
Total AFRICA (Cost $1,502,082)		1,878,967
Total COMMON STOCKS (Cost $190,804,186)		225,167,845
PREFERRED STOCKS — 1.07%
EUROPE — 1.07%
Germany — 1.07%
FUCHS SE, 2.61% [3]	55,124	2,519,929
Total EUROPE (Cost $2,013,550)		2,519,929
Total PREFERRED STOCKS (Cost $2,013,550)		2,519,929

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 2.46%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19% [4] (Cost $5,772,060)	5,772,060	$5,772,060

TOTAL INVESTMENTS (Cost $198,589,796)	99.57%	$233,459,834
Other Assets In Excess of Liabilities	0.43%	1,000,065
Net Assets	100.00%	$234,459,899

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $8,753,210, which represents 4% of Net Assets (see Note F in the Notes to Financial Statements).
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[4]	7 day current yield as of June 30, 2024 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	96.04%
Preferred Stocks	1.07%
Short Term Investments	2.46%
Total Investments	99.57%
Other Assets In Excess of Liabilities	0.43%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
Europe	48.18%
Far East	35.48%
North America	12.04%
South America	1.76%
Middle East	1.31%
Africa	0.80%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	3.17%
Banks	1.48%
Beverages	0.63%
Biotechnology	1.20%
Broadline Retail	2.60%
Building Products	0.67%
Capital Markets	1.47%
Chemicals	2.38%
Commercial Services & Supplies	5.25%
Construction & Engineering	1.20%
Construction Materials	1.78%
Consumer Staples Distribution & Retail	1.97%
Diversified Telecommunication Services	0.92%
Electrical Equipment	1.29%
Electronic Equipment, Instruments & Components	9.39%
Energy Equipment & Services	6.28%
Entertainment	1.25%
Food Products	6.39%
Health Care Equipment & Supplies	0.79%
Health Care Providers & Services	1.08%
Hotels, Restaurants & Leisure	3.24%
Household Durables	1.42%
Insurance	2.17%
Interactive Media & Services	1.97%
Industry	Percent of Net Assets
IT Services	2.48%
Leisure Products	0.76%
Life Sciences Tools & Services	2.85%
Machinery	7.80%
Metals & Mining	2.53%
Money Market Fund	2.46%
Multi-Utilities	0.45%
Oil, Gas & Consumable Fuels	0.86%
Pharmaceuticals	0.76%
Real Estate Management & Development	0.74%
Residential Real Estate Investment Trusts (REITs)	1.12%
Semiconductors & Semiconductor Equipment	4.63%
Software	3.08%
Specialized Real Estate Investment Trusts	0.39%
Specialty Retail	2.90%
Technology Hardware, Storage & Peripherals	1.58%
Textiles, Apparel & Luxury Goods	1.73%
Trading Companies & Distributors	0.49%
Transportation Infrastructure	1.42%
Wireless Telecommunication Services	0.55%
Other Assets In Excess of Liabilities	0.43%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Developed Equity Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 94.41%
EUROPE — 75.24%
United Kingdom — 14.82%
AstraZeneca PLC	175	$27,236
Compass Group PLC	831	22,639
Halma PLC	425	14,486
London Stock Exchange Group PLC	200	23,716
RELX PLC	509	23,322
Rolls-Royce Holdings PLC *	5,008	28,762
Unilever PLC	494	27,114
		167,275
Germany — 14.41%
BASF SE	521	25,187
Deutsche Telekom AG	959	24,105
Infineon Technologies AG	421	15,451
KION Group AG	200	8,355
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	37	18,498
SAP SE	141	28,323
Siemens Energy AG *	1,248	32,541
Vonovia SE	360	10,245
		162,705
France — 9.46%
Accor SA	304	12,439
AXA SA	489	16,025
EssilorLuxottica SA	105	22,563
Hermes International SCA	9	20,787
Safran SA	62	13,067
Sodexo SA	243	21,890
		106,771
Switzerland — 8.01%
Alcon, Inc.	330	29,334
Lonza Group AG	54	29,398
Nestle SA	311	31,745
		90,477
Netherlands — 7.67%
Akzo Nobel NV	245	14,933
ASML Holding NV	59	60,131
STMicroelectronics NV	293	11,476
		86,540
Italy — 5.64%
Leonardo SpA	834	19,323
Saipem SpA *	9,175	23,527
UniCredit SpA	562	20,797
		63,647
Denmark — 4.30%
Novo Nordisk A/S - B	339	48,506
Ireland — 4.11%
CRH PLC	343	25,418
ICON PLC 1,*	67	21,002
		46,420
	Shares, Principal Amount, or Number of Contracts	Value
Spain — 3.99%
Banco Bilbao Vizcaya Argentaria SA	888	$8,914
Industria de Diseno Textil SA	729	36,176
		45,090
Finland — 1.50%
Kone OYJ - B	341	16,907
Sweden — 1.33%
Atlas Copco AB - A	800	15,021
Total EUROPE (Cost $842,475)		849,359
FAR EAST — 11.80%
Japan — 11.80%
Hitachi Ltd.	1,000	22,517
Mitsubishi UFJ Financial Group, Inc.	1,400	15,109
Nintendo Co. Ltd.	200	10,680
Nippon Sanso Holdings Corp.	700	20,788
Renesas Electronics Corp.	900	17,068
Seven & i Holdings Co. Ltd.	1,700	20,774
Tokio Marine Holdings, Inc.	700	26,306
		133,242
Total FAR EAST (Cost $122,361)		133,242
NORTH AMERICA — 7.37%
Canada — 7.37%
Cameco Corp. [1]	600	29,521
Canadian Natural Resources Ltd.	400	14,248
Capstone Copper Corp. *	1,700	12,054
Dollarama, Inc.	300	27,391
		83,214
Total NORTH AMERICA (Cost $81,733)		83,214
Total COMMON STOCKS (Cost $1,046,569)		1,065,815
SHORT TERM INVESTMENTS — 4.39%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19% [2] (Cost $49,584)	49,584	49,584

TOTAL INVESTMENTS (Cost $1,096,153)	98.80%	$1,115,399
Other Assets In Excess of Liabilities	1.20%	13,567
Net Assets	100.00%	$1,128,966

PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Developed Equity Fund
Schedule of Investments
June 30, 2024 (unaudited)

[2]	7 day current yield as of June 30, 2024 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	94.41%
Short Term Investments	4.39%
Total Investments	98.80%
Other Assets In Excess of Liabilities	1.20%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
Europe	75.24%
Far East	11.80%
North America	11.76%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Developed Equity Fund
Schedule of Investments
June 30, 2024 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	5.42%
Banks	3.97%
Broadline Retail	2.43%
Capital Markets	2.10%
Chemicals	5.39%
Construction Materials	2.25%
Consumer Staples Distribution & Retail	1.84%
Diversified Telecommunication Services	2.13%
Electrical Equipment	2.88%
Electronic Equipment, Instruments & Components	1.28%
Energy Equipment & Services	2.09%
Entertainment	0.95%
Food Products	2.81%
Health Care Equipment & Supplies	4.60%
Hotels, Restaurants & Leisure	5.05%
Industrial Conglomerates	1.99%
Insurance	5.39%
Industry	Percent of Net Assets
Life Sciences Tools & Services	4.46%
Machinery	3.57%
Metals & Mining	1.07%
Money Market Fund	4.39%
Oil, Gas & Consumable Fuels	3.87%
Personal Care Products	2.40%
Pharmaceuticals	6.71%
Professional Services	2.07%
Real Estate Management & Development	0.91%
Semiconductors & Semiconductor Equipment	9.23%
Software	2.51%
Specialty Retail	3.20%
Textiles, Apparel & Luxury Goods	1.84%
Other Assets In Excess of Liabilities	1.20%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.25%
HEALTH CARE — 31.50%
Biotechnology — 20.30%
ADMA Biologics, Inc. *	384,837	$4,302,478
Apogee Therapeutics, Inc. *	75,242	2,960,773
Astria Therapeutics, Inc. *	192,960	1,755,936
Autolus Therapeutics PLC - ADR 1,*	89,234	310,534
Biohaven Ltd. *	26,212	909,818
Centessa Pharmaceuticals PLC - ADR 1,*	156,523	1,413,403
CG oncology, Inc. *	14,340	452,714
Crinetics Pharmaceuticals, Inc. *	167,039	7,481,677
Day One Biopharmaceuticals, Inc. *	95,361	1,314,075
Ideaya Biosciences, Inc. *	58,605	2,057,621
KalVista Pharmaceuticals, Inc. *	71,790	845,686
Kiniksa Pharmaceuticals International PLC 1,*	82,548	1,541,171
Larimar Therapeutics, Inc. *	123,420	894,795
Merus NV 1,*	56,147	3,322,218
Nurix Therapeutics, Inc. *	118,385	2,470,695
Nuvalent, Inc. - A *	30,788	2,335,578
Praxis Precision Medicines, Inc. *	22,197	918,068
Protagonist Therapeutics, Inc. *	45,721	1,584,233
Rhythm Pharmaceuticals, Inc. *	107,635	4,419,493
Soleno Therapeutics, Inc. *	19,456	793,805
Twist Bioscience Corp. *	52,109	2,567,931
Vaxcyte, Inc. *	52,790	3,986,173
Vera Therapeutics, Inc. *	26,277	950,702
Xenon Pharmaceuticals, Inc. 1,*	117,481	4,580,584
		54,170,161
Health Care Equipment & Supplies — 7.29%
Alphatec Holdings, Inc. *	61,263	640,198
LeMaitre Vascular, Inc.	35,430	2,915,181
PROCEPT BioRobotics Corp. *	46,846	2,861,822
RxSight, Inc. *	58,155	3,499,186
Tandem Diabetes Care, Inc. *	63,047	2,540,164
TransMedics Group, Inc. *	46,366	6,983,647
		19,440,198
Pharmaceuticals — 3.34%
Avadel Pharmaceuticals PLC 1,*	63,057	886,581
Edgewise Therapeutics, Inc. *	91,880	1,654,759
Longboard Pharmaceuticals, Inc. *	39,812	1,076,118
Mind Medicine MindMed, Inc. 1,*	135,499	976,948
Structure Therapeutics, Inc. - ADR *	76,041	2,986,130
	Shares, Principal Amount, or Number of Contracts	Value
Tarsus Pharmaceuticals, Inc. *	48,871	$1,328,314
		8,908,850
Health Care Providers & Services — 0.57%
GeneDx Holdings Corp. *	58,143	1,519,858
Total HEALTH CARE (Cost $54,635,588)		84,039,067
INDUSTRIALS — 20.84%
Machinery — 4.70%
Blue Bird Corp. *	67,474	3,633,475
Federal Signal Corp.	36,005	3,012,538
Mueller Water Products, Inc. - A	97,510	1,747,379
REV Group, Inc.	114,645	2,853,514
The Greenbrier Cos., Inc.	26,212	1,298,805
		12,545,711
Construction & Engineering — 4.13%
Bowman Consulting Group Ltd. *	37,218	1,183,160
Construction Partners, Inc. - A *	49,575	2,737,036
MYR Group, Inc. *	18,976	2,575,233
Sterling Infrastructure, Inc. *	38,320	4,534,789
		11,030,218
Commercial Services & Supplies — 4.02%
ACV Auctions, Inc. - A *	165,239	3,015,612
BrightView Holdings, Inc. *	131,928	1,754,642
CECO Environmental Corp. *	78,746	2,271,822
Montrose Environmental Group, Inc. *	82,341	3,669,115
		10,711,191
Aerospace & Defense — 2.81%
AeroVironment, Inc. *	10,762	1,960,406
Cadre Holdings, Inc.	54,389	1,825,295
Kratos Defense & Security Solutions, Inc. *	169,016	3,382,010
Loar Holdings, Inc. *	6,106	326,121
		7,493,832
Electrical Equipment — 2.75%
American Superconductor Corp. *	123,527	2,889,297
Enovix Corp. *	186,201	2,878,667
Powell Industries, Inc.	10,900	1,563,060
		7,331,024
Trading Companies & Distributors — 1.91%
FTAI Aviation Ltd.	49,413	5,100,904
Ground Transportation — 0.52%
RXO, Inc. *	53,056	1,387,415
Total INDUSTRIALS (Cost $38,724,532)		55,600,295

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
INFORMATION TECHNOLOGY — 15.36%
Semiconductors & Semiconductor Equipment — 7.70%
Camtek Ltd. [1]	41,481	$5,195,081
Credo Technology Group Holding Ltd. *	154,617	4,938,467
Semtech Corp. *	82,306	2,459,303
SiTime Corp. *	18,181	2,261,353
SkyWater Technology, Inc. *	93,828	717,784
Veeco Instruments, Inc. *	106,569	4,977,838
		20,549,826
Software — 4.98%
Agilysys, Inc. *	29,273	3,048,490
Alkami Technology, Inc. *	146,322	4,167,251
AvePoint, Inc. *	222,683	2,320,357
PROS Holdings, Inc. *	37,130	1,063,774
QXO, Inc. 2,*,^	148,673	1,358,871
Terawulf, Inc. *	300,668	1,337,973
		13,296,716
Electronic Equipment, Instruments & Components — 1.92%
Arlo Technologies, Inc. *	347,654	4,533,408
Gauzy Ltd. 1,*	47,810	574,676
		5,108,084
IT Services — 0.41%
Couchbase, Inc. *	59,428	1,085,155
Communications Equipment — 0.35%
Applied Optoelectronics, Inc. *	112,893	935,883
Total INFORMATION TECHNOLOGY (Cost $31,304,803)		40,975,664
CONSUMER DISCRETIONARY — 10.72%
Diversified Consumer Services — 2.88%
OneSpaWorld Holdings Ltd. 1,*	249,978	3,842,162
Stride, Inc. *	54,490	3,841,545
		7,683,707
Automobile Components — 2.77%
Modine Manufacturing Co. *	73,821	7,396,126
Specialty Retail — 2.60%
Abercrombie & Fitch Co. - A *	14,998	2,667,244
Arhaus, Inc.	149,561	2,533,563
Warby Parker, Inc. - A *	108,150	1,736,889
		6,937,696
Hotels, Restaurants & Leisure — 2.18%
Kura Sushi USA, Inc. - A *	16,096	1,015,497
Rush Street Interactive, Inc. *	148,996	1,428,871
Sweetgreen, Inc. - A *	111,934	3,373,691
		5,818,059
	Shares, Principal Amount, or Number of Contracts	Value
Distributors — 0.29%
A-Mark Precious Metals, Inc.	23,624	$764,709
Total CONSUMER DISCRETIONARY (Cost $17,480,763)		28,600,297
FINANCIALS — 7.50%
Insurance — 5.83%
Bowhead Specialty Holdings, Inc. *	41,629	1,054,879
HCI Group, Inc.	37,177	3,426,604
Heritage Insurance Holdings, Inc. *	169,082	1,197,101
Mercury General Corp.	54,837	2,914,038
Palomar Holdings, Inc. *	40,250	3,266,288
Root, Inc. - A *	23,784	1,227,492
Skyward Specialty Insurance Group, Inc. *	68,445	2,476,340
		15,562,742
Banks — 0.85%
Customers Bancorp, Inc. *	29,545	1,417,569
Triumph Financial, Inc. *	10,456	854,778
		2,272,347
Consumer Finance — 0.82%
Moneylion, Inc. *	29,699	2,184,064
Total FINANCIALS (Cost $17,560,783)		20,019,153
ENERGY — 4.27%
Oil, Gas & Consumable Fuels — 2.41%
Golar LNG Ltd. [1]	45,283	1,419,622
Gulfport Energy Corp. *	15,495	2,339,745
Uranium Energy Corp. *	444,852	2,673,561
		6,432,928
Energy Equipment & Services — 1.86%
Atlas Energy Solutions, Inc.	86,705	1,728,030
Bristow Group, Inc. *	18,483	619,735
Tidewater, Inc. *	27,490	2,617,323
		4,965,088
Total ENERGY (Cost $9,399,536)		11,398,016
COMMUNICATION SERVICES — 3.24%
Interactive Media & Services — 2.74%
EverQuote, Inc. - A *	170,615	3,559,029
MediaAlpha, Inc. - A *	129,323	1,703,184
QuinStreet, Inc. *	123,124	2,042,627
		7,304,840

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Media — 0.50%
Magnite, Inc. *	100,394	$1,334,236
Total COMMUNICATION SERVICES (Cost $7,288,557)		8,639,076
MATERIALS — 3.13%
Chemicals — 1.32%
Aspen Aerogels, Inc. *	147,417	3,515,896
Construction Materials — 0.81%
Knife River Corp. *	30,741	2,156,174
Metals & Mining — 0.74%
Hudbay Minerals, Inc. [1]	218,047	1,973,325
Containers & Packaging — 0.26%
Ranpak Holdings Corp. *	107,854	693,501
Total MATERIALS (Cost $5,787,990)		8,338,896
CONSUMER STAPLES — 2.69%
Food Products — 1.60%
Vital Farms, Inc. *	91,335	4,271,738
Personal Care Products — 0.59%
elf Beauty, Inc. *	7,519	1,584,404
Beverages — 0.50%
The Vita Coco Co., Inc. *	47,614	1,326,050
Total CONSUMER STAPLES (Cost $3,261,089)		7,182,192
Total COMMON STOCKS (Cost $185,443,641)		264,792,656
SHORT TERM INVESTMENTS — 0.88%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19% [3] (Cost $2,333,727)	2,333,727	2,333,727

TOTAL INVESTMENTS (Cost $187,777,368)	100.13%	$267,126,383
Liabilities In Excess of Other Assets	(0.13)%	(343,698)
Net Assets	100.00%	$266,782,685

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), investment adviser to the Fund.
[3]	7 day current yield as of June 30, 2024 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	99.25%
Short Term Investments	0.88%
Total Investments	100.13%
Liabilities In Excess of Other Assets	(0.13)%
Net Assets	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	2.81%
Automobile Components	2.77%
Banks	0.85%
Beverages	0.50%
Biotechnology	20.30%
Chemicals	1.32%
Commercial Services & Supplies	4.02%
Communications Equipment	0.35%
Construction & Engineering	4.13%
Construction Materials	0.81%
Consumer Finance	0.82%
Containers & Packaging	0.26%
Distributors	0.29%
Diversified Consumer Services	2.88%
Electrical Equipment	2.75%
Electronic Equipment, Instruments & Components	1.92%
Energy Equipment & Services	1.86%
Food Products	1.60%
Ground Transportation	0.52%
Health Care Equipment & Supplies	7.29%
Industry	Percent of Net Assets
Health Care Providers & Services	0.57%
Hotels, Restaurants & Leisure	2.18%
Insurance	5.83%
Interactive Media & Services	2.74%
IT Services	0.41%
Machinery	4.70%
Media	0.50%
Metals & Mining	0.74%
Money Market Fund	0.88%
Oil, Gas & Consumable Fuels	2.41%
Personal Care Products	0.59%
Pharmaceuticals	3.34%
Semiconductors & Semiconductor Equipment	7.70%
Software	4.98%
Specialty Retail	2.60%
Trading Companies & Distributors	1.91%
Liabilities In Excess of Other Assets	(0.13)%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.41%
INDUSTRIALS — 23.34%
Aerospace & Defense — 5.78%
AeroVironment, Inc. *	22,831	$4,158,895
Axon Enterprise, Inc. *	50,234	14,780,852
Curtiss-Wright Corp.	29,667	8,039,164
Embraer SA - SP ADR 1,*	227,575	5,871,435
Leonardo DRS, Inc. *	311,299	7,941,238
Moog, Inc. - A	27,197	4,550,058
		45,341,642
Trading Companies & Distributors — 3.95%
Applied Industrial Technologies, Inc.	20,817	4,038,498
Beacon Roofing Supply, Inc. *	38,944	3,524,432
Core & Main, Inc. - A *	105,996	5,187,444
FTAI Aviation Ltd.	176,680	18,238,677
		30,989,051
Machinery — 3.88%
Chart Industries, Inc. *	23,992	3,463,005
Crane Co.	55,688	8,073,646
Federal Signal Corp.	111,288	9,311,467
SPX Technologies, Inc. *	67,420	9,583,079
		30,431,197
Construction & Engineering — 3.28%
API Group Corp. *	228,604	8,602,368
Comfort Systems USA, Inc.	23,698	7,207,036
EMCOR Group, Inc.	11,085	4,046,912
Sterling Infrastructure, Inc. *	49,676	5,878,658
		25,734,974
Commercial Services & Supplies — 2.45%
Montrose Environmental Group, Inc. *	107,260	4,779,505
MSA Safety, Inc.	25,213	4,732,228
Tetra Tech, Inc.	47,485	9,709,733
		19,221,466
Professional Services — 1.25%
Korn Ferry	59,217	3,975,829
Parsons Corp. *	71,037	5,811,537
		9,787,366
Ground Transportation — 1.07%
RXO, Inc. *	73,859	1,931,413
Saia, Inc. *	13,746	6,519,590
		8,451,003
Building Products — 0.86%
AAON, Inc.	77,167	6,732,049
Electrical Equipment — 0.82%
Enovix Corp. *	416,927	6,445,692
Total INDUSTRIALS (Cost $126,009,675)		183,134,440
	Shares, Principal Amount, or Number of Contracts	Value
INFORMATION TECHNOLOGY — 21.62%
Semiconductors & Semiconductor Equipment — 7.86%
Amkor Technology, Inc.	186,740	$7,473,335
Camtek Ltd. [1]	119,756	14,998,241
Credo Technology Group Holding Ltd. *	360,986	11,529,893
FormFactor, Inc. *	32,023	1,938,352
Onto Innovation, Inc. *	66,259	14,547,826
Semtech Corp. *	168,123	5,023,515
Veeco Instruments, Inc. *	133,046	6,214,579
		61,725,741
Software — 6.85%
Appfolio, Inc. - A *	28,432	6,953,614
CyberArk Software Ltd. 1,*	40,134	10,973,438
Elastic NV 1,*	59,863	6,818,994
Monday.com Ltd. 1,*	44,265	10,657,242
Nutanix, Inc. - A *	176,635	10,041,700
QXO, Inc. 2,*,^	422,317	3,859,977
Vertex, Inc. - A *	123,314	4,445,470
		53,750,435
Electronic Equipment, Instruments & Components — 5.05%
Badger Meter, Inc.	25,786	4,805,221
Celestica, Inc. 1,*	166,683	9,555,936
Coherent Corp. *	170,093	12,324,939
Fabrinet 1,*	37,459	9,169,589
Itron, Inc. *	38,003	3,760,777
		39,616,462
Technology Hardware, Storage & Peripherals — 1.51%
Super Micro Computer, Inc. *	14,451	11,840,427
IT Services — 0.35%
Wix.com Ltd. 1,*	17,200	2,736,004
Total INFORMATION TECHNOLOGY (Cost $127,236,746)		169,669,069
HEALTH CARE — 21.16%
Biotechnology — 12.87%
Apogee Therapeutics, Inc. *	170,196	6,697,213
Blueprint Medicines Corp. *	71,816	7,740,328
Crinetics Pharmaceuticals, Inc. *	391,921	17,554,142
Insmed, Inc. *	13,501	904,567
Krystal Biotech, Inc. *	23,801	4,370,816
Kymera Therapeutics, Inc. *	32,856	980,752
Merus NV 1,*	146,027	8,640,418
Natera, Inc. *	141,588	15,332,564
Nuvalent, Inc. - A *	73,506	5,576,165
Rhythm Pharmaceuticals, Inc. *	48,249	1,981,104
Ultragenyx Pharmaceutical, Inc. *	105,864	4,351,010
Vaxcyte, Inc. *	203,598	15,373,685

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Xenon Pharmaceuticals, Inc. 1,*	294,495	$11,482,360
		100,985,124
Health Care Equipment & Supplies — 7.06%
Glaukos Corp. *	107,937	12,774,344
Integer Holdings Corp. *	59,555	6,895,873
LivaNova PLC 1,*	109,054	5,978,340
RxSight, Inc. *	54,615	3,286,185
Tandem Diabetes Care, Inc. *	97,439	3,925,817
TransMedics Group, Inc. *	149,453	22,510,611
		55,371,170
Pharmaceuticals — 1.23%
Intra-Cellular Therapies, Inc. *	43,178	2,957,261
Structure Therapeutics, Inc. - ADR *	171,358	6,729,229
		9,686,490
Total HEALTH CARE (Cost $118,701,261)		166,042,784
CONSUMER DISCRETIONARY — 10.74%
Hotels, Restaurants & Leisure — 5.45%
Cava Group, Inc. *	115,390	10,702,423
Dutch Bros, Inc. - A *	295,671	12,240,779
Krispy Kreme, Inc.	238,675	2,568,143
Sweetgreen, Inc. - A *	263,255	7,934,506
Wingstop, Inc.	22,140	9,357,692
		42,803,543
Specialty Retail — 2.09%
Abercrombie & Fitch Co. - A *	38,503	6,847,374
Carvana Co. *	73,903	9,512,794
		16,360,168
Diversified Consumer Services — 1.49%
Duolingo, Inc. *	37,826	7,893,152
Grand Canyon Education, Inc. *	27,418	3,836,052
		11,729,204
Automobile Components — 1.41%
Modine Manufacturing Co. *	110,524	11,073,399
Household Durables — 0.30%
Skyline Champion Corp. *	34,545	2,340,424
Total CONSUMER DISCRETIONARY (Cost $61,179,008)		84,306,738
CONSUMER STAPLES — 6.22%
Personal Care Products — 3.36%
BellRing Brands, Inc. *	267,857	15,305,349
elf Beauty, Inc. *	52,454	11,053,107
		26,358,456
Food Products — 1.55%
Freshpet, Inc. *	93,838	12,141,699
	Shares, Principal Amount, or Number of Contracts	Value
Consumer Staples Distribution & Retail — 1.02%
Sprouts Farmers Market, Inc. *	95,823	$8,016,552
Beverages — 0.29%
Celsius Holdings, Inc. *	40,517	2,313,115
Total CONSUMER STAPLES (Cost $25,818,286)		48,829,822
ENERGY — 5.82%
Oil, Gas & Consumable Fuels — 3.26%
Cameco Corp. [1]	334,865	16,475,358
Gulfport Energy Corp. *	13,657	2,062,207
Uranium Energy Corp. *	1,169,161	7,026,658
		25,564,223
Energy Equipment & Services — 2.56%
TechnipFMC PLC [1]	240,880	6,299,012
Tidewater, Inc. *	70,595	6,721,350
Weatherford International PLC 1,*	57,908	7,090,834
		20,111,196
Total ENERGY (Cost $31,792,507)		45,675,419
FINANCIALS — 5.58%
Insurance — 4.19%
HCI Group, Inc.	78,358	7,222,257
Kemper Corp.	126,546	7,507,974
Kinsale Capital Group, Inc.	6,053	2,332,100
Oscar Health, Inc. - A *	238,091	3,766,600
Skyward Specialty Insurance Group, Inc. *	149,909	5,423,707
The Baldwin Insurance Group, Inc. *	186,823	6,626,612
		32,879,250
Banks — 0.72%
Customers Bancorp, Inc. *	49,734	2,386,237
Western Alliance Bancorp	52,322	3,286,868
		5,673,105
Capital Markets — 0.67%
Evercore, Inc. - A	25,242	5,261,190
Total FINANCIALS (Cost $38,199,570)		43,813,545
MATERIALS — 4.10%
Chemicals — 1.70%
Aspen Aerogels, Inc. *	213,286	5,086,871
Element Solutions, Inc.	130,018	3,526,088
Tronox Holdings PLC [1]	301,296	4,727,335
		13,340,294
Metals & Mining — 1.56%
ATI, Inc. *	82,400	4,569,080

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Pan American Silver Corp. [1]	384,379	$7,641,455
		12,210,535
Construction Materials — 0.84%
Knife River Corp. *	94,103	6,600,384
Total MATERIALS (Cost $31,932,893)		32,151,213
COMMUNICATION SERVICES — 0.83%
Interactive Media & Services — 0.83%
EverQuote, Inc. - A *	153,069	3,193,019
MediaAlpha, Inc. - A *	102,894	1,355,114
QuinStreet, Inc. *	118,595	1,967,491
		6,515,624
Total COMMUNICATION SERVICES (Cost $6,924,321)		6,515,624
Total COMMON STOCKS (Cost $567,794,267)		780,138,654
SHORT TERM INVESTMENTS — 0.59%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.19% [3] (Cost $4,610,445)	4,610,445	4,610,445

TOTAL INVESTMENTS (Cost $572,404,712)	100.00%	$784,749,099
Liabilities In Excess of Other Assets	(0.00)%	(19,917)
Net Assets	100.00%	$784,729,182

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), investment adviser to the Fund.
[3]	7 day current yield as of June 30, 2024 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	99.41%
Short Term Investments	0.59%
Total Investments	100.00%
Liabilities In Excess of Other Assets	(0.00)%
Net Assets	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	5.78%
Automobile Components	1.41%
Banks	0.72%
Beverages	0.29%
Biotechnology	12.87%
Building Products	0.86%
Capital Markets	0.67%
Chemicals	1.70%
Commercial Services & Supplies	2.45%
Construction & Engineering	3.28%
Construction Materials	0.84%
Consumer Staples Distribution & Retail	1.02%
Diversified Consumer Services	1.49%
Electrical Equipment	0.82%
Electronic Equipment, Instruments & Components	5.05%
Energy Equipment & Services	2.56%
Food Products	1.55%
Ground Transportation	1.07%
Health Care Equipment & Supplies	7.06%
Hotels, Restaurants & Leisure	5.45%
Industry	Percent of Net Assets
Household Durables	0.30%
Insurance	4.19%
Interactive Media & Services	0.83%
IT Services	0.35%
Machinery	3.88%
Metals & Mining	1.56%
Money Market Fund	0.59%
Oil, Gas & Consumable Fuels	3.26%
Personal Care Products	3.36%
Pharmaceuticals	1.23%
Professional Services	1.25%
Semiconductors & Semiconductor Equipment	7.86%
Software	6.85%
Specialty Retail	2.09%
Technology Hardware, Storage & Peripherals	1.51%
Trading Companies & Distributors	3.95%
Liabilities In Excess of Other Assets	(0.00)%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.43%
INDUSTRIALS — 25.34%
Aerospace & Defense — 7.64%
Axon Enterprise, Inc. *	4,738	$1,394,109
Curtiss-Wright Corp.	2,609	706,987
HEICO Corp.	4,997	1,117,379
Howmet Aerospace, Inc.	3,237	251,288
Leonardo DRS, Inc. *	27,027	689,459
		4,159,222
Machinery — 3.63%
Chart Industries, Inc. *	1,997	288,247
Crane Co.	2,692	390,286
Oshkosh Corp.	5,719	618,796
Symbotic, Inc. *	5,049	177,523
Xylem, Inc.	3,709	503,051
		1,977,903
Building Products — 2.94%
Advanced Drainage Systems, Inc.	4,491	720,312
Carlisle Cos., Inc.	1,462	592,417
Lennox International, Inc.	536	286,749
		1,599,478
Commercial Services & Supplies — 2.92%
Clean Harbors, Inc. *	3,195	722,549
MSA Safety, Inc.	1,806	338,968
Tetra Tech, Inc.	2,596	530,830
		1,592,347
Trading Companies & Distributors — 2.84%
Beacon Roofing Supply, Inc. *	2,704	244,712
Core & Main, Inc. - A *	9,882	483,625
FTAI Aviation Ltd.	7,941	819,750
		1,548,087
Construction & Engineering — 2.73%
API Group Corp. *	6,845	257,577
Comfort Systems USA, Inc.	888	270,059
EMCOR Group, Inc.	837	305,572
Quanta Services, Inc.	2,575	654,282
		1,487,490
Electrical Equipment — 1.38%
Enovix Corp. *	10,928	168,947
Vertiv Holdings Co. - A	6,710	580,885
		749,832
Ground Transportation — 0.77%
Saia, Inc. *	884	419,272
Professional Services — 0.49%
Booz Allen Hamilton Holding Corp.	1,729	266,093
Total INDUSTRIALS (Cost $10,970,356)		13,799,724
	Shares, Principal Amount, or Number of Contracts	Value
INFORMATION TECHNOLOGY — 23.26%
Software — 8.91%
Appfolio, Inc. - A *	2,209	$540,255
CyberArk Software Ltd. 1,*	3,616	988,687
Elastic NV 1,*	5,179	589,940
Fair Isaac Corp. *	289	430,223
Guidewire Software, Inc. *	1,252	172,638
Monday.com Ltd. 1,*	4,355	1,048,510
Nutanix, Inc. - A *	14,311	813,580
QXO, Inc. 2,*,^	29,494	269,575
		4,853,408
Semiconductors & Semiconductor Equipment — 7.39%
Amkor Technology, Inc.	13,706	548,514
Camtek Ltd. [1]	8,589	1,075,686
Credo Technology Group Holding Ltd. *	21,581	689,297
First Solar, Inc. *	1,709	385,311
FormFactor, Inc. *	2,665	161,313
Onto Innovation, Inc. *	5,290	1,161,473
		4,021,594
Electronic Equipment, Instruments & Components — 3.20%
Celestica, Inc. 1,*	8,615	493,898
Coherent Corp. *	11,911	863,071
Fabrinet 1,*	1,573	385,055
		1,742,024
Technology Hardware, Storage & Peripherals — 2.70%
Pure Storage, Inc. - A *	7,756	498,013
Super Micro Computer, Inc. *	1,187	972,568
		1,470,581
Communications Equipment — 1.06%
Arista Networks, Inc. *	1,653	579,343
Total INFORMATION TECHNOLOGY (Cost $10,261,393)		12,666,950
HEALTH CARE — 16.36%
Biotechnology — 10.18%
Alnylam Pharmaceuticals, Inc. *	840	204,120
Apogee Therapeutics, Inc. *	4,844	190,611
Argenx SE - ADR 1,*	732	314,789
Ascendis Pharma A/S - ADR 1,*	2,100	286,398
Crinetics Pharmaceuticals, Inc. *	26,069	1,167,631
Incyte Corp. *	2,894	175,434
Insmed, Inc. *	969	64,923
Natera, Inc. *	10,856	1,175,596
Neurocrine Biosciences, Inc. *	1,836	252,762
Nuvalent, Inc. - A *	2,579	195,643
Vaxcyte, Inc. *	11,306	853,716
Xenon Pharmaceuticals, Inc. 1,*	17,034	664,156
		5,545,779

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Health Care Equipment & Supplies — 3.88%
Glaukos Corp. *	6,824	$807,620
Integer Holdings Corp. *	1,440	166,738
TransMedics Group, Inc. *	7,576	1,141,097
		2,115,455
Pharmaceuticals — 1.21%
Structure Therapeutics, Inc. - ADR 1,*	16,751	657,812
Life Sciences Tools & Services — 1.09%
ICON PLC 1,*	1,028	322,247
Medpace Holdings, Inc. *	654	269,350
		591,597
Total HEALTH CARE (Cost $7,571,173)		8,910,643
CONSUMER DISCRETIONARY — 11.79%
Hotels, Restaurants & Leisure — 6.45%
Cava Group, Inc. *	4,045	375,174
Domino's Pizza, Inc.	1,262	651,609
DraftKings, Inc. - A *	8,902	339,789
Dutch Bros, Inc. - A *	19,911	824,315
Sweetgreen, Inc. - A *	13,970	421,056
Wingstop, Inc.	2,133	901,534
		3,513,477
Specialty Retail — 2.71%
Carvana Co. *	5,494	707,188
Murphy USA, Inc.	659	309,374
The Gap, Inc.	19,106	456,442
		1,473,004
Textiles, Apparel & Luxury Goods — 1.66%
Deckers Outdoor Corp. *	931	901,161
Diversified Consumer Services — 0.97%
Duolingo, Inc. *	2,537	529,396
Total CONSUMER DISCRETIONARY (Cost $4,780,338)		6,417,038
CONSUMER STAPLES — 6.56%
Personal Care Products — 3.49%
BellRing Brands, Inc. *	18,615	1,063,661
elf Beauty, Inc. *	3,969	836,348
		1,900,009
Food Products — 1.55%
Freshpet, Inc. *	6,526	844,399
Consumer Staples Distribution & Retail — 1.02%
Sprouts Farmers Market, Inc. *	6,628	554,498
Beverages — 0.50%
Celsius Holdings, Inc. *	4,742	270,721
Total CONSUMER STAPLES (Cost $2,703,827)		3,569,627
	Shares, Principal Amount, or Number of Contracts	Value
FINANCIALS — 6.11%
Capital Markets — 3.37%
Evercore, Inc. - A	1,428	$297,638
Houlihan Lokey, Inc.	1,975	266,349
Robinhood Markets, Inc. - A *	20,148	457,561
Tradeweb Markets, Inc. - A	7,669	812,914
		1,834,462
Insurance — 2.31%
Kemper Corp.	9,887	586,596
Kinsale Capital Group, Inc.	646	248,891
Ryan Specialty Holdings, Inc.	7,277	421,411
		1,256,898
Banks — 0.43%
Western Alliance Bancorp	3,748	235,449
Total FINANCIALS (Cost $3,014,683)		3,326,809
ENERGY — 5.13%
Oil, Gas & Consumable Fuels — 4.07%
Antero Resources Corp. *	13,684	446,509
Cameco Corp. [1]	26,377	1,297,748
Diamondback Energy, Inc.	1,096	219,408
NexGen Energy Ltd. 1,*	35,905	250,617
		2,214,282
Energy Equipment & Services — 1.06%
TechnipFMC PLC [1]	10,988	287,336
Weatherford International PLC 1,*	2,370	290,207
		577,543
Total ENERGY (Cost $2,362,279)		2,791,825
MATERIALS — 3.55%
Metals & Mining — 1.58%
Royal Gold, Inc.	3,208	401,513
Teck Resources Ltd. - B [1]	9,615	460,559
		862,072
Chemicals — 1.55%
Element Solutions, Inc.	14,087	382,039
Tronox Holdings PLC [1]	29,428	461,725
		843,764
Construction Materials — 0.42%
Eagle Materials, Inc.	1,054	229,203
Total MATERIALS (Cost $1,944,598)		1,935,039

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMUNICATION SERVICES — 1.33%
Interactive Media & Services — 1.33%
Pinterest, Inc. - A *	16,453	$725,084
Total COMMUNICATION SERVICES (Cost $567,052)		725,084
Total COMMON STOCKS (Cost $44,175,699)		54,142,739
SHORT TERM INVESTMENTS — 1.62%
Northern Institutional Government Portfolio (Shares Class), 5.14% [3] (Cost $878,395)	878,395	878,395

TOTAL INVESTMENTS (Cost $45,054,094)	101.05%	$55,021,134
Liabilities In Excess of Other Assets	(1.05)%	(569,519)
Net Assets	100.00%	$54,451,615

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), investment adviser to the Fund.
[3]	7 day current yield as of June 30, 2024 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	99.43%
Short Term Investments	1.62%
Total Investments	101.05%
Liabilities In Excess of Other Assets	(1.05)%
Net Assets	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2024 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	7.64%
Banks	0.43%
Beverages	0.50%
Biotechnology	10.18%
Building Products	2.94%
Capital Markets	3.37%
Chemicals	1.55%
Commercial Services & Supplies	2.92%
Communications Equipment	1.06%
Construction & Engineering	2.73%
Construction Materials	0.42%
Consumer Staples Distribution & Retail	1.02%
Diversified Consumer Services	0.97%
Electrical Equipment	1.38%
Electronic Equipment, Instruments & Components	3.20%
Energy Equipment & Services	1.06%
Food Products	1.55%
Ground Transportation	0.77%
Health Care Equipment & Supplies	3.88%
Hotels, Restaurants & Leisure	6.45%
Industry	Percent of Net Assets
Insurance	2.31%
Interactive Media & Services	1.33%
Life Sciences Tools & Services	1.09%
Machinery	3.63%
Metals & Mining	1.58%
Money Market Fund	1.62%
Oil, Gas & Consumable Fuels	4.07%
Personal Care Products	3.49%
Pharmaceuticals	1.21%
Professional Services	0.49%
Semiconductors & Semiconductor Equipment	7.39%
Software	8.91%
Specialty Retail	2.71%
Technology Hardware, Storage & Peripherals	2.70%
Textiles, Apparel & Luxury Goods	1.66%
Trading Companies & Distributors	2.84%
Liabilities In Excess of Other Assets	(1.05)%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 5.28%
Leisure Products — 3.19%
Majordrive Holdings IV, LLC Initial Term Loan 9.60%, (3-Month USD CME Term SOFR+400 basis points), 6/1/28 [1]	$3,605,737	$3,609,488
Recess Holdings, Inc., Amendment No. 3 Term Loan 9.84%, (1-Month USD CME Term SOFR+450 basis points), 2/20/30 [1]	2,984,000	3,000,173
		6,609,661
Semiconductors — 0.65%
NCR Atleos, LLC Term B Loan 10.18%, (3-Month USD CME Term SOFR+475 basis points), 3/27/29 [1]	1,342,269	1,354,014
Telecommunications — 1.44%
Crown Subsea Communications Holding, Inc., Initial Term 10.08%, (3-Month USD CME Term SOFR+475 basis points), 1/30/31 [1]	2,982,000	2,984,475
Total BANK LOANS (Cost $10,909,541)		10,948,150
CORPORATE BONDS — 30.22%
Apparel & Textile Products — 0.19%
Michael Kors USA, Inc. 4.25%, 11/1/24 [2]	386,000	380,926
Commercial Support Services — 5.96%
Arrow Bidco LLC 10.75%, 6/15/25 [2]	7,888,000	7,976,992
Williams Scotsman, Inc. 6.12%, 6/15/25 [2]	4,388,000	4,380,650
		12,357,642
Electric Utilities — 7.48%
NRG Energy, Inc. 10.25%, (U.S. Treasury Yield Curve Rate CMT 5Y + 592 basis points), 3/15/28 [2,3,4]	5,970,133	6,529,594
Vistra Corp. 7.00%, (U.S. Treasury Yield Curve Rate CMT 5Y + 574 basis points), 12/15/26 [2,3,4,5]	9,050,000	8,971,366
		15,500,960
Insurance — 2.07%
Genworth Holdings, Inc. 7.59%, (ICE LIBOR USD 3M + 200 basis points), 11/15/36 [4]	5,238,000	4,298,588
	Shares, Principal Amount, or Number of Contracts	Value
Leisure Facilities & Services — 3.64%
Cinemark USA, Inc. 5.87%, 3/15/26 [2]	$4,449,000	$4,400,558
Six Flags Theme Parks, Inc. 7.00%, 7/1/25 [2]	3,144,000	3,153,881
		7,554,439
Real Estate Investment Trusts — 5.00%
Service Properties Trust 8.63%, 11/15/31 [2]	9,954,000	10,375,191
Retail - Discretionary — 5.44%
Kohl's Corp. 4.63%, 5/1/31	1,666,000	1,393,655
Macy's Retail Holdings LLC 6.12%, 3/15/32 [2]	4,061,000	3,878,103
Macy's Retail Holdings LLC 5.12%, 1/15/42	7,419,000	6,014,407
		11,286,165
Technology Hardware — 0.44%
NCR Atleos Corp. 9.50%, 4/1/29 [2]	847,000	915,388
Total CORPORATE BONDS (Cost $61,686,547)		62,669,299
COMMON STOCKS — 34.39%
Asset Management — 6.23%
Ares Acquisition Corp. II *	200,376	2,138,012
Cannae Holdings, Inc.	461,504	8,371,683
Churchill Capital Corp. IX *	22,542	227,900
Haymaker Acquisition Corp. 4 *	207,657	2,182,475
		12,920,070
Banking — 3.18%
Blue Foundry Bancorp 5,*	727,370	6,597,246
Biotechnology & Pharmaceuticals — 8.46%
Apogee Therapeutics, Inc. *	28,754	1,131,470
Calidi Biotherapeutics, Inc. *	24,357	4,871
Crinetics Pharmaceuticals, Inc. *	204,439	9,156,823
Relay Therapeutics, Inc. 5,*	274,236	1,788,019
Xenon Pharmaceuticals, Inc. 5,6,*	140,314	5,470,843
		17,552,026
Commercial Support Services — 1.16%
GXO Logistics, Inc. *	47,501	2,398,801
Industrial Intermediate Products — 2.04%
Hillman Solutions Corp. 5,*	477,958	4,229,928
Industrial Support Services — 3.11%
WillScot Mobile Mini Holdings Corp. 5,*	171,287	6,447,243
Leisure Facilities & Services — 5.57%
Caesars Entertainment, Inc. *	36,548	1,452,418
Golden Entertainment, Inc.	224,040	6,969,884
Penn Entertainment, Inc. *	105,166	2,035,488

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Playa Hotels & Resorts NV 6,*	130,439	$1,094,383
		11,552,173
Retail - Consumer Staples — 1.39%
Albertsons Cos., Inc. - A 0.48%,	145,974	2,882,986
Software — 3.25%
QXO, Inc. 7,*,^	737,244	6,738,410
Total COMMON STOCKS (Cost $76,010,651)		71,318,883
MASTER LIMITED PARTNERSHIPS — 0.44%
Oil & Gas Supply Chain — 0.44%
Calumet Specialty Products Partners LP *	56,686	909,810
Total MASTER LIMITED PARTNERSHIPS (Cost $1,093,863)		909,810
PREFERRED STOCKS — 2.57%
Industrial Support Services — 2.57%
WESCO International, Inc. 10.63%, (U.S. Treasury Yield Curve Rate CMT 5Y + 1033 basis points), [4]	205,943	5,340,102
Total PREFERRED STOCKS (Cost $5,536,501)		5,340,102
SOVEREIGN BONDS — 3.21%
Transportation & Logistics — 3.21%
Danaos Corp. 8.50%, 3/1/28 [2,6]	$6,489,000	6,663,898
Total SOVEREIGN BONDS (Cost $6,510,088)		6,663,898
WARRANTS — 0.03%
Ares Acquisition Corp. II, Exp. 4/21/28, Strike $0.00 *	100,188	12,373
Bridger Aerospace Group Holdings, Inc., Exp. 12/31/27, Strike $11.50 *	151,497	18,937
Calidi Biotherapeutics, Inc., Exp. 9/10/26, Strike $11.50 *	193,125	5,369
Haymaker Acquisition Corp. 4, Exp. 5/31/28, Strike $11.50 *	103,828	18,170
Inspirato, Inc., Exp. 1/1/30, Strike $11.50 *	35,733	354
Pagaya Technologies Ltd., Exp. 5/31/27, Strike $0.00 6,*	121,900	13,823
REVOLUTION Medicines, Inc., Exp. 11/14/28, Strike $11.50 *	26,680	1,902
	Shares, Principal Amount, or Number of Contracts	Value
SomaLogic, Inc.Exp. 12/31/27, Strike $11.50 *	22,690	$2,292
Total WARRANTS (Cost $9,328)		73,220
SHORT TERM INVESTMENTS — 22.48%
Northern Institutional Treasury Portfolio (Premier Class), 5.15% [8] (Cost $46,620,192)	46,620,192	46,620,192

TOTAL INVESTMENTS (Cost $208,376,711)	98.62%	$204,543,554
Other Assets In Excess of Liabilities	1.38%	2,864,141
Net Assets	100.00%	$207,407,695
INVESTMENT SECURITIES SOLD SHORT — (5.90)%
CORPORATE BONDS — (2.48)%
Containers & Packaging — (1.96)%
International Paper Co. 6.00% 11/15/41 *	(4,048,000)	(4,066,766)
Real Estate Investment Trusts — (0.52)%
Service Properties Trust 4.75% 10/1/26 *	(1,144,000)	(1,071,929)
Total CORPORATE BONDS (Proceeds $5,064,886)		(5,138,695)
COMMON STOCKS — (0.35)%
Retail - Discretionary — (0.35)%
Macy's, Inc.	(37,990)	(729,408)
Total COMMON STOCKS (Proceeds $701,987)		(729,408)
EXCHANGE-TRADED FUNDS — (3.07)%
SPDR S&P Biotech ETF	(68,707)	(6,369,826)
TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $13,325,433)	(5.90)%	$(12,237,929)

CMT	Constant Maturity
LIBOR	London Interbank Offered Rate

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2024 (unaudited)

[1]	Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain bank loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at June 30, 2024. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $57,626,547, which represents 28% of Net Assets (see Note F in the Notes to Financial Statements).
[3]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[4]	Variable rate security. Rates disclosed as of June 30, 2024.
[5]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[6]	Foreign security denominated and/or traded in U.S. dollars.
[7]	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), investment adviser to the Fund.
[8]	7 day current yield as of June 30, 2024 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Bank Loans	5.28%
Corporate Bonds	30.22%
Sovereign Bonds	3.21%
Common Stocks	34.39%
Master Limited Partnerships	0.44%
Preferred Stocks	2.57%
Warrants	0.03%
Short Term Investments	22.48%
Total Investments	98.62%
Other Assets In Excess of Liabilities	1.38%
Net Assets	100.00%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2024 (unaudited)

TOTAL RETURN SWAPS
OTC SWAP CONTRACTS
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty,	Currency	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

GSCNNED3 Basket*	Financing Index: SOFR - 0.5% (Monthly)	2/24/2025	GSC	USD	7,189,649	$27,458	$—	$27,458
MSHEWSC Basket**	Financing Index: 1-Day US Federal Fund Effective Rate - 0.35% (Monthly)	4/30/2025	MS	USD	3,458,800	3,064	—	3,064
Subtotal Appreciation						$30,522	$—	$30,522
GSUCDHY1 Basket***	Financing Index: 1-Day US Federal Fund Effective Rate - 0.75% (At Maturity)	8/1/2024	GSC	USD	10,315,047	$(141,771)	$—	$(141,771)
GSCBDNYB Basket****	Financing Index: 1-Day US Federal Fund Effective Rate - 0.6% (Monthly)	2/10/2025	GSC	USD	1,849,070	(135,416)	—	(135,416)
MSDRCASI Basket*****	Financing Index: 1-Day US Federal Fund Effective Rate - 0.35% (Monthly)	5/13/2025	MS	USD	3,381,962	(973)	—	(973)
SPDR S&P Regional Banking ETF	Financing Index: 1-Day US Federal Fund Effective Rate - 0.5% (Monthly)	5/15/2025	MS	USD	4,022,805	(230,734)	—	(230,734)
Subtotal Depreciation						$(508,894)	$—	$(508,894)
Net Total Return Swaps outstanding at June 30, 2024						$(478,372)	$—	$(478,372)

GSC - Goldman Sachs International
MS - Morgan Stanley
*	GSCNNED3 Basket consists of a portfolio of:

Dun & Bradstreet Holdings, Inc.	57%
Alight, Inc.	30%
Dayforce, Inc.	8%
Paysafe Ltd.	5%
100%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2024 (unaudited)

**	MSHEWSC Basket consists of a portfolio of:

Valmont Industries, Inc.	4%
Dycom Industries, Inc.	4%
Primoris Services Corp.	4%
Ryder System, Inc.	4%
Fluor Corp.	4%
Ferguson PLC	3%
API Group Corp.	3%
Watsco, Inc.	3%
AECOM	3%
Quanta Services, Inc.	3%
Herc Holdings, Inc.	3%
Fastenal Co.	3%
MSC Industrial Direct Co., Inc.	3%
Beacon Roofing Supply, Inc.	3%
AerCap Holdings NV	3%
MDU Resources Group, Inc.	3%
MasTec, Inc.	3%
Air Lease Corp.	3%
GMS, Inc.	2%
Genpact Ltd.	2%
United Rentals, Inc.	2%
Core & Main, Inc.	2%
H&E Equipment Services, Inc.	2%
Construction Partners, Inc.	2%
CH Robinson Worldwide, Inc.	2%
SiteOne Landscape Supply, Inc.	2%
GE Vernova, Inc.	2%
Sensata Technologies Holding PLC	2%
Granite Construction, Inc.	2%
Driven Brands Holdings, Inc.	2%
The Toro Co.	2%
Sunrun, Inc.	1%
Knight-Swift Transportation Holdings, Inc.	1%
Bloom Energy Corp.	1%
Jacobs Solutions, Inc.	1%
Dayforce, Inc.	1%
U-Haul Holding Co.	1%
American Airlines Group, Inc.	1%
Hexcel Corp.	1%
CNH Industrial NV	1%
Generac Holdings, Inc.	1%
Global Industrial Co.	1%
NEXTracker, Inc.	1%
Array Technologies, Inc.	1%
Custom Truck One Source, Inc.	1%
Stanley Black & Decker, Inc.	1%
100%

***	GSUCDHY1 Basket consists of a portfolio of:

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
June 30, 2024 (unaudited)

Asbury Automotive Group, Inc.	3%
Ardagh Metal Packaging Finance USA LLC	3%
Aramark Services, Inc.	3%
Ball Corp.	3%
Bath & Body Works, Inc.	3%
1011778 B.C. Unlimited Liability Co.	3%
Builders Firstsource, Inc.	3%
Standard Building Solutions, Inc.	3%
Mauser Packaging Solutions Holding Co.	3%
Carnival Corp.	3%
Emerald Debt Merger Sub LLC	3%
Fertitta Entertainment LLC	3%
Gfl Environmental, Inc.	3%
Chart Industries, Inc.	4%
Hilton Domestic Operating Co., Inc.	3%
Imola Merger Corp.	3%
Las Vegas Sands Corp.	3%
Mgm Resorts International	3%
Ncl Corporation Ltd.	4%
Petsmart LLC	3%
Royal Caribbean Cruises Ltd.	4%
Transocean, Inc.	3%
Rolls-Royce PLC	3%
Spirit Aerosystems, Inc.	4%
Sensata Technologies BV	3%
Transdigm, Inc.	3%
Viking Cruises Ltd.	4%
Wesco Distribution, Inc.	4%
Weatherford International Ltd.	4%
Wynn Las Vegas LLC	3%
Yum! Brands, Inc.	3%
100%

****	GSCBDNYB Basket consists of a portfolio of:

Valley National Bancorp	44%
Dime Community Bancshares, Inc.	14%
Metropolitan Bank Holding Corp.	13%
Amalgamated Financial Corp.	9%
Flushing Financial Corp.	5%
Northfield Bancorp, Inc.	5%
The First of Long Island Corp.	5%
Peapack-Gladstone Financial Corp.	4%
Bankwell Financial Group, Inc.	1%
100%

*****	MSDRCASI Basket consists of a portfolio of:

Boyd Gaming Corp.	8%
Mgm Resorts International	8%
Red Rock Resorts, Inc.	7%
Wyndham Hotels & Resorts, Inc.	7%
Marriott Vacations Worldwide Corp.	6%
International Game Technology PLC	6%
Travel + Leisure Co.	5%
Everi Holdings, Inc.	5%
Vail Resorts, Inc.	4%
Bloomin' Brands, Inc.	4%
Marriott International, Inc.	4%
Carnival Corp.	4%
Norwegian Cruise Line Holdings Ltd.	3%
Topgolf Callaway Brands Corp.	3%
Las Vegas Sands Corp.	3%
Wynn Resorts Ltd.	3%
Portillo's, Inc.	3%
Dine Brands Global, Inc.	3%
Hyatt Hotels Corp.	3%
Airbnb, Inc.	3%
DraftKings, Inc.	3%
Churchill Downs, Inc.	3%
Monarch Casino & Resort, Inc.	2%
100%
Notes to Financial Statements are an integral part of this Schedule.

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Driehaus Mutual Funds
Statements of Assets and Liabilities
June 30, 2024 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
ASSETS:
Investments, at cost	$2,276,802,984	$83,932,847
Investments securities, at fair value	$2,969,914,005	$111,081,816
Short-term securities, at fair value[1]	201,293,199	6,983,740
Warrant securities, at fair value[2]	—	—
Foreign currency, at fair value[3]	1,242,598	13,429
Unrealized appreciation on open OTC swap contracts	—	—
Cash	148,664	—
Deposit at broker for securities sold short	—	—
Receivable for investment securities sold	11,276,016	538,248
Receivable for fund shares sold	2,391,148	20,038
Receivable for interest and dividends	7,310,617	162,191
Due from broker	—	—
Prepaid expenses	185,068	25,662

TOTAL ASSETS	3,193,761,315	118,825,124

LIABILITIES:
Payable for investment securities sold short, proceeds	—	—
Payable for investment securities sold short, at fair value	—	—
Cash overdraft	—	1,641
Unrealized depreciation on open OTC swap contracts	—	—
Payable for fund shares redeemed	3,463,165	3,420
Payable for investment securities purchased	70,592,484	283,413
Due to broker	—	—
Advisory fees payable, net	2,114,047	95,894
Payable for interest and dividends on securities sold short	—	—
Accrued shareholder services plan fees	115,873	—
Accrued administration and accounting fees	265,090	16,855
Accrued foreign capital gains taxes	11,025,370	252,547
Accrued expenses	162,727	36,164

TOTAL LIABILITIES	87,738,756	689,934

NET ASSETS	$3,106,022,559	$118,135,190

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2024:
Paid-in-capital	$2,652,989,341	$116,875,820
Total distributable earnings (deficit)	453,033,218	1,259,370
NET ASSETS	$3,106,022,559	$118,135,190

NET ASSETS	$—	$118,135,190
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	—	5,297,220
NET ASSET VALUE	$—	$22.30
INVESTOR CLASS SHARES
NET ASSETS	$602,599,262	$—
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	15,610,404	—
NET ASSET VALUE	$38.60	$—
INSTITUTIONAL CLASS SHARES
NET ASSETS	$2,503,423,297	$—
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	64,373,438	—
NET ASSET VALUE	$38.89	$—

[1]	The cost of short-term securities was $201,293,199, $6,983,740, $2,840,737, $5,772,060, $49,584, $2,333,727, $4,610,445, $878,395 and $46,620,192, respectively.
[2]	The cost of warrants was $0, $0, $0, $0, $0, $0, $0, $0 and $9,328, respectively.
[3]	The cost of foreign currency was $1,242,598, $13,429, $15,334, $426, $11,258, $0, $0, $0 and $0, respectively.
Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Assets and Liabilities
June 30, 2024 (unaudited)

Driehaus Global Fund	Driehaus International Small Cap Growth Fund	Driehaus International Developed Equity Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund	Driehaus Small/Mid Cap Growth Fund	Driehaus Event Driven Fund

$43,317,980	$192,817,736	$1,046,569	$185,443,641	$567,794,267	$44,175,699	$161,747,191
$56,256,159	$227,687,774	$1,065,815	$264,792,656	$780,138,654	$54,142,739	$157,850,142
2,840,737	5,772,060	49,584	2,333,727	4,610,445	878,395	46,620,192
—	—	—	—	—	—	73,220
15,336	393	11,258	—	—	—	—
—	—	—	—	—	—	30,522
182	330,053	—	811	2,379	—	895,548
—	—	—	—	—	—	19,852,315
365,579	1,842,267	—	2,310,603	4,475,909	—	4,731
1,584	38,081	—	150,923	3,054,220	49,226	82,374
32,359	445,601	590	17,647	34,919	3,856	1,772,506
—	—	—	—	—	—	157,780
17,802	12,982	37,389	71,174	84,002	18,469	29,539

59,529,738	236,129,211	1,164,636	269,677,541	792,400,528	55,092,685	227,368,869

—	—	—	—	—	—	13,325,433
—	—	—	—	—	—	12,237,929
—	—	11,254	—	—	1,226	—
—	—	—	—	—	—	508,894
1,626	35,090	—	35,954	1,296,454	—	74,639
223,318	1,123,408	—	2,532,170	5,873,396	590,877	6,738,410
—	—	—	—	—	—	67,067
23,917	193,640	637	273,321	380,863	25,746	170,006
—	—	—	—	—	—	50,823
—	—	—	—	23,380	—	49,013
3,626	14,766	14,548	22,634	49,552	3,313	13,706
1,966	271,175	—	—	—	—	—
25,508	31,233	9,231	30,777	47,701	19,908	50,687

279,961	1,669,312	35,670	2,894,856	7,671,346	641,070	19,961,174

$59,249,777	$234,459,899	$1,128,966	$266,782,685	$784,729,182	$54,451,615	$207,407,695

$42,651,124	$232,408,740	$1,120,999	$202,690,766	$668,332,351	$47,695,364	$212,031,209
16,598,653	2,051,159	7,967	64,091,919	116,396,831	6,756,251	(4,623,514)
$59,249,777	$234,459,899	$1,128,966	$266,782,685	$784,729,182	$54,451,615	$207,407,695

$59,249,777	$234,459,899	$1,128,966	$266,782,685	$—	$54,451,615	$207,407,695
3,786,347	25,325,531	111,556	21,037,596	—	3,061,080	16,878,554
$15.65	$9.26	$10.12	$12.68	$—	$17.79	$12.29

$—	$—	$—	$—	$117,902,588	$—	$—
—	—	—	—	5,448,887	—	—
$—	$—	$—	$—	$21.64	$—	$—

$—	$—	$—	$—	$666,826,594	$—	$—
—	—	—	—	30,188,621	—	—
$—	$—	$—	$—	$22.09	$—	$—
Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Operations
June 30, 2024 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
INVESTMENT INCOME:
Interest income	$17,234	$64
Dividend income[1]	37,885,019	1,028,250
Rebates on short sales, net of fees	—	—

Total investment income	37,902,253	1,028,314

Expenses:
Investment advisory fees	12,443,580	602,669
Shareholder services fees	686,001	—
Administration fees	482,237	18,990
Transfer agent fees	142,560	5,697
Trustees fees	183,207	7,144
Custody fees	345,833	26,668
Reports to shareholders	66,694	3,251
Professional fees	79,354	3,057
Audit and tax fees	60,267	34,871
Federal and state registration fees	38,111	12,617
Dividends and interest on short positions	—	—
Miscellaneous	256,742	12,114
Total expenses	14,784,586	727,078
Investment advisory fees recoupment (reimbursement)	—	(45,574)
Administration fees waived	—	—
Fees paid indirectly	(128,944)	(2,130)
Net expenses	14,655,642	679,374

Net investment income (loss)	23,246,611	348,940

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS:
Net realized gain (loss) on transactions from:
Investments[2]	96,080,821	8,898,956
Warrants	—	—
Purchased options contracts	—	—
Securities sold short	—	—
Written options contracts	—	—
Swap contracts	—	—
Foreign currency	(507,991)	(2,039)
Net realized gain (loss) on investment transactions	95,572,830	8,896,917
Change in net unrealized appreciation (depreciation) on:
Investments[3]	202,065,263	8,518,885
Warrants	—	—
Securities sold short	—	—
Purchased options contracts	—	—
Written options contracts	—	—
Swap contracts	—	—
Foreign currency	(58,334)	(7,973)
Net change in unrealized appreciation (depreciation) on investment transactions	202,006,929	8,510,912

Net realized and unrealized gain (loss) on investment transactions	297,579,759	17,407,829

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$320,826,370	$17,756,769

[1]	Net of $5,017,709, $99,395, $40,331, $380,146, $650, $18,495, $54,005, $3,287 and $0 of non-reclaimable foreign taxes withheld, respectively.
[2]	Net realized gain (loss) on transactions from investments are net of $(8,728,608), $(1,018,961), $2,015, $0, $0, $0, $0, $0 and $0 of foreign capital gains taxes, respectively.
[3]	Change in net unrealized appreciation (depreciation) on investments are net of $(1,476,721), $(205,643), $(3,491), $(98,374), $0, $0, $0, $0 and $0 of change in deferred foreign capital gains taxes, respectively.
Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Operations
June 30, 2024 (unaudited)

Driehaus Global Fund	Driehaus International Small Cap Growth Fund	Driehaus International Developed Equity Fund*	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund	Driehaus Small/Mid Cap Growth Fund	Driehaus Event Driven Fund

$—	$—	$—	$—	$68	$—	$3,698,630
419,386	2,232,066	2,955	560,742	1,589,627	119,435	1,634,136
—	—	—	—	—	—	433,542

419,386	2,232,066	2,955	560,742	1,589,695	119,435	5,766,308

182,962	1,147,572	1,205	1,535,020	2,094,395	135,111	1,057,250
—	—	—	—	106,244	—	209,069
9,602	39,163	14,050	41,385	119,669	7,664	36,436
2,870	11,884	17	12,362	35,313	2,219	10,486
3,719	15,066	44	16,120	43,809	2,511	14,775
5,965	19,655	498	17,195	20,804	7,903	5,732
1,661	5,423	52	5,406	18,300	1,255	6,427
1,904	6,571	21	7,005	19,347	1,183	6,296
28,713	25,464	9,088	18,300	18,910	18,299	26,089
11,046	12,351	5,727	11,732	27,482	10,467	13,998
—	—	—	—	—	—	132,847
6,936	22,177	33	21,050	55,092	3,350	20,853
255,378	1,305,326	30,735	1,685,575	2,559,365	189,962	1,540,258
(42,666)	—	(22,372)	—	—	(7,461)	—
—	—	(6,986)	—	—	—	—
(1,602)	(7,866)	—	(52,586)	(82,250)	(2,353)	(13,260)
211,110	1,297,460	1,377	1,632,989	2,477,115	180,148	1,526,998

208,276	934,606	1,578	(1,072,247)	(887,420)	(60,713)	4,239,310

4,649,564	7,433,225	(12,112)	9,014,506	38,795,921	470,043	(1,114,589)
—	—	—	—	—	—	83,434
—	—	—	—	—	—	(340,980)
—	—	—	—	—	—	598,585
—	—	—	—	—	—	224,050
—	—	—	—	—	—	2,861,132
6,819	(49,251)	(744)	—	—	—	—
4,656,383	7,383,974	(12,856)	9,014,506	38,795,921	470,043	2,311,632

4,084,126	4,669,344	19,246	23,880,172	75,132,072	6,649,323	(6,803,380)
—	—	—	—	—	—	(116,725)
—	—	—	—	—	—	(479,133)
—	—	—	—	—	—	206,624
—	—	—	—	—	—	(118,282)
—	—	—	—	—	—	(405,737)
(94)	(4,627)	(1)	—	—	—	—
4,084,032	4,664,717	19,245	23,880,172	75,132,072	6,649,323	(7,716,633)

8,740,415	12,048,691	6,389	32,894,678	113,927,993	7,119,366	(5,405,001)

$8,948,691	$12,983,297	$7,967	$31,822,431	$113,040,573	$7,058,653	$(1,165,691)

*	For the period April 30, 2024 (Commencement of Operations) to June 30, 2024.
Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Changes in Net Assets

	Driehaus Emerging Markets Growth Fund		Driehaus Emerging Markets Small Cap Growth Fund
	For the six months ended June 30, 2024 (unaudited)	For the year ended December 31, 2023	For the six months ended June 30, 2024 (unaudited)	For the year ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$23,246,611	$37,014,301	$348,940	$830,284
Net realized gain (loss) on investment transactions	95,572,830	(103,560,668)	8,896,917	(2,772,457)
Net change in unrealized appreciation (depreciation) on investment transactions	202,006,929	316,258,930	8,510,912	11,900,996

Net increase (decrease) in net assets resulting from operations	320,826,370	249,712,563	17,756,769	9,958,823

Distributions from distributable earnings to shareholders:
Fund	—	—	—	(1,149,999)
Investor Class Shares	—	(10,376,561)	—	—
Institutional Class Shares	—	(39,623,469)	—	—

Total distributions to shareholders	—	(50,000,030)	—	(1,149,999)

Tax return of capital distributions to shareholders:
Fund	—	—	—	—
Investor Class Shares	—	—	—	—
Institutional Class Shares	—	—	—	—

Total tax return of capital distributions to shareholders	—	—	—	—

Capital share transactions:
Proceeds from shares sold:
Fund	—	—	11,014,001	17,407,793
Investor Class	41,434,779	85,410,077	—	—
Institutional Class	426,519,992	601,018,546	—	—
Reinvestment of distributions:
Fund	—	—	—	969,895
Investor Class	—	9,875,397	—	—
Institutional Class	—	34,513,200	—	—
Cost of shares redeemed:
Fund	—	—	(18,449,569)	(22,002,784)
Investor Class	(74,755,501)	(146,015,399)	—	—
Institutional Class	(187,507,951)	(261,731,122)	—	—
Redemption fees:
Fund	—	—	—	1,456
Investor Class	—	901	—	—
Institutional Class	—	5,485	—	—

Net increase (decrease) in net assets resulting from capital transactions	205,691,319	323,077,085	(7,435,568)	(3,623,640)

Total increase (decrease) in net assets	526,517,689	522,789,618	10,321,201	5,185,184

NET ASSETS:

Beginning of period	$2,579,504,870	$2,056,715,252	$107,813,989	$102,628,805
End of period	$3,106,022,559	$2,579,504,870	$118,135,190	$107,813,989

Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Changes in Net Assets

Driehaus Global Fund		Driehaus International Small Cap Growth Fund		Driehaus International Developed Equity Fund
For the six months ended June 30, 2024 (unaudited)	For the year ended December 31, 2023	For the six months ended June 30, 2024 (unaudited)	For the year ended December 31, 2023	For the period April 30, 2024* through June 30, 2024 (unaudited)

$208,276	$656,195	$934,606	$1,023,040	$1,578
4,656,383	2,304,314	7,383,974	1,768,700	(12,856)
4,084,032	5,910,864	4,664,717	20,526,591	19,245

8,948,691	8,871,373	12,983,297	23,318,331	7,967

—	(760,000)	—	(2,500,006)	—
—	—	—	—	—
—	—	—	—	—

—	(760,000)	—	(2,500,006)	—

—	—	—	—	—
—	—	—	—	—
—	—	—	—	—

—	—	—	—	—

1,838,267	3,867,347	12,273,783	33,168,158	1,121,074
—	—	—	—	—
—	—	—	—	—

—	159,247	—	2,412,410	—
—	—	—	—	—
—	—	—	—	—

(4,029,150)	(6,288,521)	(11,837,351)	(52,173,501)	(75)
—	—	—	—	—
—	—	—	—	—

—	210	—	518	—
—	—	—	—	—
—	—	—	—	—

(2,190,883)	(2,261,717)	436,432	(16,592,415)	1,120,999

6,757,808	5,849,656	13,419,729	4,225,910	1,128,966

$52,491,969	$46,642,313	$221,040,170	$216,814,260	$—
$59,249,777	$52,491,969	$234,459,899	$221,040,170	$1,128,966

*	Fund commenced operations on April 30, 2024.
Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Changes in Net Assets

	Driehaus Micro Cap Growth Fund		Driehaus Small Cap Growth Fund
	For the six months ended June 30, 2024 (unaudited)	For the year ended December 31, 2023	For the six months ended June 30, 2024 (unaudited)	For the year ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,072,247)	$(2,095,510)	$(887,420)	$(1,593,271)
Net realized gain (loss) on investment transactions	9,014,506	(2,433,552)	38,795,921	(3,466,120)
Net change in unrealized appreciation (depreciation) on investment transactions	23,880,172	25,820,193	75,132,072	93,485,843

Net increase (decrease) in net assets resulting from operations	31,822,431	21,291,131	113,040,573	88,426,452

Distributions from distributable earnings to shareholders:
Fund	—	—	—	—
Investor Class Shares	—	—	—	(317,274)
Institutional Class Shares	—	—	—	(2,426,869)

Total distributions to shareholders	—	—	—	(2,744,143)

Tax return of capital distributions to shareholders:
Fund	—	(1,999,999)	—	—
Investor Class Shares	—	—	—	(29,581)
Institutional Class Shares	—	—	—	(226,267)

Total tax return of capital distributions to shareholders	—	(1,999,999)	—	(255,848)

Capital share transactions:
Proceeds from shares sold:
Fund	32,903,165	66,742,433	—	—
Investor Class	—	—	24,511,024	34,622,739
Institutional Class	—	—	158,943,623	143,644,059
Reinvestment of distributions:
Fund	—	1,563,826	—	—
Investor Class	—	—	—	346,282
Institutional Class	—	—	—	2,450,870
Cost of shares redeemed:
Fund	(20,371,310)	(41,378,205)	—	—
Investor Class	—	—	(15,757,892)	(24,107,129)
Institutional Class	—	—	(57,597,757)	(134,247,341)
Redemption fees:
Fund	—	763	—	—
Investor Class	—	—	—	3,597
Institutional Class	—	—	—	11,766

Net increase (decrease) in net assets resulting from capital transactions	12,531,855	26,928,817	110,098,998	22,724,843

Total increase (decrease) in net assets	44,354,286	46,219,949	223,139,571	108,151,304

NET ASSETS:

Beginning of period	$222,428,399	$176,208,450	$561,589,611	$453,438,307
End of period	$266,782,685	$222,428,399	$784,729,182	$561,589,611

Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Changes in Net Assets

Driehaus Small/Mid Cap Growth Fund		Driehaus Event Driven Fund
For the six months ended June 30, 2024 (unaudited)	For the year ended December 31, 2023	For the six months ended June 30, 2024 (unaudited)	For the year ended December 31, 2023

$(60,713)	$(65,390)	$4,239,310	$7,387,548
470,043	324,014	2,311,632	9,565,134
6,649,323	2,263,076	(7,716,633)	2,687,344

7,058,653	2,521,700	(1,165,691)	19,640,026

—	—	—	(9,649,997)
—	—	—	—
—	—	—	—

—	—	—	(9,649,997)

—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

35,081,306	1,022,052	26,749,784	68,502,217
—	—	—	—
—	—	—	—

—	—	—	9,514,053
—	—	—	—
—	—	—	—

(2,263,394)	(1,902,267)	(34,882,095)	(75,589,464)
—	—	—	—
—	—	—	—

—	—	—	—
—	122	—	—
—	—	—	—

32,817,912	(880,093)	(8,132,311)	2,426,806

39,876,565	1,641,607	(9,298,002)	12,416,835

$14,575,050	$12,933,443	$216,705,697	$204,288,862
$54,451,615	$14,575,050	$207,407,695	$216,705,697

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund — Investor Class
Financial Highlights

	For the six month period January 1, 2024 through June 30, 2024 (unaudited)	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Net asset value, beginning of period	$ 34.58	$ 31.69	$ 41.20	$ 49.09	$ 39.53	$ 31.80
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.26	0.45[1]	0.28[1]	(0.07)[1]	(0.09)[1]	0.30[1]
Net realized and unrealized gain (loss) on investments	3.76	3.07	(9.56)	(0.93)	10.87	7.76
Total income (loss) from investment operations	4.02	3.52	(9.28)	(1.00)	10.78	8.06
LESS DISTRIBUTIONS:
Net investment income	—	(0.63)	(0.20)	—	—	(0.33)
Net realized gain	—	—	(0.03)	(6.89)	(1.22)	—
Total distributions	—	(0.63)	(0.23)	(6.89)	(1.22)	(0.33)
Redemption fees added to paid-in capital	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$ 38.60	$ 34.58	$ 31.69	$ 41.20	$ 49.09	$ 39.53
Total Return	11.56%[3]	11.14%	(22.54)%	(1.90)%	27.31%	25.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 602,599	$ 570,927	$ 572,323	$ 844,522	$ 951,998	$ 863,535
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.23%[4]	1.30%	1.35%	1.29%	1.39%	1.41%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.22%[4]	1.29%	1.34%	1.28%	1.38%	1.40%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.42%[4]	1.37%	0.81%	(0.13)%	(0.24)%	0.85%
Portfolio turnover	63%[3]	126%	160%	169%	203%	167%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01% for the years 2019, 2020, 2021, 2022, 2023 and for the six month period June 30, 2024.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund — Institutional Class
Financial Highlights

	For the six month period January 1, 2024 through June 30, 2024 (unaudited)	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Net asset value, beginning of period	$ 34.80	$ 31.88	$ 41.36	$ 49.14	$ 39.48	$ 31.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.31	0.54[1]	0.37[1]	0.05[1]	(0.01)[1]	0.38[1]
Net realized and unrealized gain (loss) on investments	3.78	3.09	(9.61)	(0.94)	10.89	7.75
Total income (loss) from investment operations	4.09	3.63	(9.24)	(0.89)	10.88	8.13
LESS DISTRIBUTIONS:
Net investment income	—	(0.71)	(0.21)	—	—	(0.41)
Net realized gain	—	—	(0.03)	(6.89)	(1.22)	—
Total distributions	—	(0.71)	(0.24)	(6.89)	(1.22)	(0.41)
Redemption fees added to paid-in capital	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period	$ 38.89	$ 34.80	$ 31.88	$ 41.36	$ 49.14	$ 39.48
Total Return	11.72%[3]	11.42%	(22.36)%	(1.67)%	27.60%	25.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 2,503,424	$ 2,008,578	$ 1,484,392	$ 1,482,582	$ 1,331,263	$ 928,230
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.99%[4]	1.08%	1.12%	1.07%	1.17%	1.20%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.98%[4]	1.07%	1.11%	1.06%	1.16%	1.19%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.70%[4]	1.61%	1.07%	0.10%	(0.02)%	1.07%
Portfolio turnover	63%[3]	126%	160%	169%	203%	167%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01% for the years 2019, 2020, 2021, 2022, 2023 and for the six month period June 30, 2024.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Financial Highlights

	For the six month period January 1, 2024 through June 30, 2024 (unaudited)	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Net asset value, beginning of period	$ 19.00	$ 17.43	$ 22.11	$ 19.08	$ 14.38	$ 10.80
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.07	0.16	0.09	0.06	0.02	0.06
Net realized and unrealized gain (loss) on investments	3.23	1.62	(4.77)	2.98	4.80	3.58
Total income (loss) from investment operations	3.30	1.78	(4.68)	3.04	4.82	3.64
LESS DISTRIBUTIONS:
Net investment income	—	(0.21)	—	(0.01)	(0.12)	(0.06)
Total distributions	—	(0.21)	—	(0.01)	(0.12)	(0.06)
Redemption fees added to paid-in capital	—	0.00[1]	0.00[1]	0.00[1]	—	0.00[1]
Net asset value, end of period	$ 22.30	$ 19.00	$ 17.43	$ 22.11	$ 19.08	$ 14.38
Total Return	17.31%[2]	10.23%	(21.17)%	15.93%	33.56%	33.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 118,135	$ 107,814	$ 102,629	$ 116,644	$ 89,729	$ 62,407
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.33%[3]	1.36%	1.44%	1.37%	1.72%	1.80%[4]
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5,6]	1.24%[3]	1.24%	1.24%[7]	1.24%[7]	1.45%[7]	1.45%[4,7]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5,6]	0.64%[3]	0.78%	0.53%[7]	0.28%[7]	0.12%[7]	0.52%[7]
Portfolio turnover	50%[2]	161%	149%	178%	248%	220%

[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio of expenses to average net assets includes interest expense of 0.01% for the year ended December 31, 2019. The interest expense is from utilizing the line of credit (see Note G in the Notes to Financial Statements).
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01%, 0.00%, 0.01%, 0.00%, 0.00% and 0.00% for the years 2019, 2020, 2021, 2022, 2023 and for the six month period June 30, 2024.
[6]	Effective December 31, 2020, the Adviser has contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) would not exceed the Fund’s operating expense cap of 1.24% of average daily net assets until April 30, 2025. From November 1, 2018, to December 31, 2020, the annual operating expense limitation was 1.45%.
[7]	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements and recoupments, when applicable. BNY
Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 22, 2011 through July 31, 2020.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Fund
Financial Highlights

	For the six month period January 1, 2024 through June 30, 2024 (unaudited)	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Net asset value, beginning of period	$ 13.34	$ 11.33	$ 14.25	$ 15.17	$ 11.94	$ 9.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.05	0.17	0.22	0.12	0.16	0.29
Net realized and unrealized gain (loss) on investments	2.26	2.03	(2.90)	(0.21)	3.43	1.86
Total income (loss) from investment operations	2.31	2.20	(2.68)	(0.09)	3.59	2.15
LESS DISTRIBUTIONS:
Net investment income	—	(0.19)	(0.24)	(0.22)	(0.11)	(0.14)
Net realized gain	—	—	—	(0.61)	(0.25)	—
Total distributions	—	(0.19)	(0.24)	(0.83)	(0.36)	(0.14)
Redemption fees added to paid-in capital	—	0.00[1]	0.00[1]	—	—	—
Net asset value, end of period	$ 15.65	$ 13.34	$ 11.33	$ 14.25	$ 15.17	$ 11.94
Total Return	17.32%[2]	19.46%	(18.86)%	(0.53)%	30.09%	21.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 59,250	$ 52,492	$ 46,642	$ 57,728	$ 53,221	$ 39,043
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.91%[3]	1.13%	1.36%	1.31%	1.62%	1.89%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4,5]	0.75%[3]	0.83%	0.99%	0.99%	0.99%	1.23%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.74%[3]	1.32%	1.90%	0.92%	1.47%	2.67%
Portfolio turnover	58%[2]	179%	92%	101%	135%	155%

[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective April 30, 2023, the Adviser has contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) would not exceed the Fund’s operating expense cap of 0.75% of average daily net assets until April 30, 2025. From May 1, 2019 to April 29, 2023, the annual operating expense limitation was 0.99%, and prior to May 1, 2019 the annual operating expense limitation was 1.75%.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.00%, 0.00%, 0.01%, 0.01%, 0.01% and 0.01% for the years 2019, 2020, 2021, 2022, 2023 and for the six month period June 30, 2024.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Financial Highlights

	For the six month period January 1, 2024 through June 30, 2024 (unaudited)	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Net asset value, beginning of period	$ 8.74	$ 7.90	$ 11.06	$ 12.59	$ 10.52	$ 8.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.04	0.05	0.06	0.04	0.01	0.06
Net realized and unrealized gain (loss) on investments	0.48	0.89	(2.75)	1.42	3.10	2.41
Total income (loss) from investment operations	0.52	0.94	(2.69)	1.46	3.11	2.47
LESS DISTRIBUTIONS:
Net investment income	—	(0.10)	—	(0.04)	(0.08)	(0.01)
Net realized gain	—	—	(0.47)	(2.95)	(0.96)	(0.07)
Total distributions	—	(0.10)	(0.47)	(2.99)	(1.04)	(0.08)
Redemption fees added to paid-in capital	—	0.00[1]	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net asset value, end of period	$ 9.26	$ 8.74	$ 7.90	$ 11.06	$ 12.59	$ 10.52
Total Return	5.95%[2]	11.95%	(24.40)%	12.49%	29.71%	30.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 234,460	$ 221,040	$ 216,814	$ 332,312	$ 288,855	$ 268,229
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.14%[3]	1.17%	1.16%	1.15%	1.23%	1.24%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4]	1.13%[3]	1.16%	1.16%	1.14%	1.23%	1.24%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4]	0.81%[3]	0.49%	0.72%	0.32%	0.02%	0.65%
Portfolio turnover	44%[2]	80%	75%	93%	104%	96%

[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.00%, 0.00%, 0.01%, 0.01%, 0.01% and 0.01% for the years 2019, 2020, 2021, 2022, 2023 and for the six month period June 30, 2024.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Developed Equity Fund
Financial Highlights

For the period April 30, 2024* through Jun 30. 2024 (unaudited)
Net asset value, beginning of period	$ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investments	0.11
Total income (loss) from investment operations	0.12
LESS DISTRIBUTIONS:
Net investment income	—
Total distributions	—
Redemption fees added to paid-in capital	—
Net asset value, end of period	$ 10.12
Total Return	1.20%[1]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 1,129
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	17.86%[2]
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3]	0.80%[2]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3]	0.92%[2]
Portfolio turnover	17%[1]

*	Fund commenced operations on April 30, 2024.
[1]	Not annualized.
[2]	Annualized.
[3]	The Adviser has contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 0.80% of average daily net assets until April 30, 2027.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Financial Highlights

	For the six month period January 1, 2024 through June 30, 2024 (unaudited)	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Net asset value, beginning of period	$ 11.10	$ 10.05	$ 16.33	$ 19.99	$ 12.95	$ 11.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04)	(0.11)	(0.11)	(0.22)	(0.20)	(0.16)
Net realized and unrealized gain (loss) on investments	1.62	1.26	(5.35)	4.44	11.20	3.90
Total income (loss) from investment operations	1.58	1.15	(5.46)	4.22	11.00	3.74
LESS DISTRIBUTIONS:
Net investment income	—	—	—	—	—	(0.02)
Net realized gain	—	—	(0.82)	(7.88)	(3.96)	(1.88)
Tax return of capital	—	(0.10)	—	—	—	—
Total distributions	—	(0.10)	(0.82)	(7.88)	(3.96)	(1.90)
Redemption fees added to paid-in capital	—	0.00[1]	0.00[1]	—	0.00[1]	0.00[1]
Net asset value, end of period	$ 12.68	$ 11.10	$ 10.05	$ 16.33	$ 19.99	$ 12.95
Total Return	14.23%[2]	11.44%	(33.53)%	24.73%	85.60%	33.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 266,783	$ 222,428	$ 176,208	$ 341,269	$ 334,391	$ 269,120
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.37%[3]	1.41%	1.42%	1.38%	1.46%	1.48%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4]	1.33%[3]	1.36%	1.37%	1.35%	1.43%	1.43%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4]	(0.87)%[3]	(1.10)%	(0.87)%	(1.26)%	(1.33)%	(1.32)%
Portfolio turnover	52%[2]	128%	108%	109%	141%	165%

[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.05%, 0.03%, 0.03%, 0.05%, 0.05% and 0.04% for the years 2019, 2020, 2021, 2022, 2023 and for the six month period June 30, 2024.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund — Investor Class
Financial Highlights

	For the six month period January 1, 2024 through June 30, 2024 (unaudited)	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Net asset value, beginning of period	$ 18.17	$ 15.34	$ 23.76	$ 23.62	$ 15.37	$ 11.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04)[1]	(0.09)[1]	(0.09)[1]	(0.14)	(0.18)[1]	(0.13)
Net realized and unrealized gain (loss) on investments	3.51	2.99	(8.01)	4.80	9.98	4.81
Total income (loss) from investment operations	3.47	2.90	(8.10)	4.66	9.80	4.68
LESS DISTRIBUTIONS:
Net investment income	—	(0.06)	—	—	—	—
Net realized gain	—	—	(0.33)	(4.52)	(1.55)	(0.97)
Tax return of capital	—	(0.01)	—	—	—	—
Total distributions	—	(0.07)	(0.33)	(4.52)	(1.55)	(0.97)
Redemption fees added to paid-in capital	—	0.00[2]	0.01	—	—	0.00[2]
Net asset value, end of period	$ 21.64	$ 18.17	$ 15.34	$ 23.76	$ 23.62	$ 15.37
Total Return	19.10%[3]	18.92%	(34.11)%	21.12%	63.77%	40.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 117,903	$ 91,508	$ 67,143	$ 96,371	$ 28,088	$ 10,899
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.91%[4]	0.97%	1.00%	0.99%	1.35%	1.59%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.89%[4]	0.94%[6]	0.96%[6,7]	1.11%[6,7]	1.20%[6,7]	1.17%[6,7]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	(0.44)%[4]	(0.52)%[6]	(0.54)%[6,7]	(0.97)%[6,7]	(1.04)%[6,7]	(0.95)%[6,7]
Portfolio turnover	58%[3]	154%	169%	149%	164%	206%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.03%, 0.02%, 0.02%, 0.04%, 0.03% and 0.02% for the years 2019, 2020, 2021, 2022, 2023 and for the six month period June 30, 2024.
[6]	The Adviser had contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual operating expenses for the Investor Class (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Investor Class’s operating expense cap of 1.20% of average daily net assets until April 30, 2023.
[7]	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements and recoupments, when applicable. BNY
Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 21, 2017 through July 31, 2020.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund — Institutional Class
Financial Highlights

	For the six month period January 1, 2024 through June 30, 2024 (unaudited)	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Net asset value, beginning of period	$ 18.53	$ 15.64	$ 24.15	$ 23.88	$ 15.47	$ 11.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.02)[1]	(0.05)[1]	(0.05)[1]	(0.11)	(0.11)[1]	(0.10)
Net realized and unrealized gain (loss) on investments	3.58	3.05	(8.14)	4.90	10.07	4.84
Total income (loss) from investment operations	3.56	3.00	(8.19)	4.79	9.96	4.74
LESS DISTRIBUTIONS:
Net investment income	—	(0.10)	—	—	—	—
Net realized gain	—	—	(0.33)	(4.52)	(1.55)	(0.97)
Tax return of capital	—	(0.01)	—	—	—	—
Total distributions	—	(0.11)	(0.33)	(4.52)	(1.55)	(0.97)
Redemption fees added to paid-in capital	—	0.00[2]	0.01	—	—	0.00[2]
Net asset value, end of period	$ 22.09	$ 18.53	$ 15.64	$ 24.15	$ 23.88	$ 15.47
Total Return	19.21%[3]	19.19%	(33.93)%	21.44%	64.39%	40.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 666,826	$ 470,082	$ 386,295	$ 512,941	$ 327,155	$ 161,821
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.70%[4]	0.73%	0.75%	0.73%	0.80%	0.89%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.68%[4]	0.70%[6]	0.71%[6,7]	0.71%[6,7]	0.81%[6,7]	0.92%[6,7]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	(0.22)%[4]	(0.29)%[6]	(0.28)%[6,7]	(0.58)%[6,7]	(0.64)%[6,7]	(0.70)%[6,7]
Portfolio turnover	58%[3]	154%	169%	149%	164%	206%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.03%, 0.01%, 0.02%, 0.04%, 0.03% and 0.02% for the years 2019, 2020, 2021, 2022, 2023 and for the six month period June 30, 2024.
[6]	The Adviser had contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual operating expenses for the Institutional Class (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Institutional Class’s operating expense cap of 1.20% of average daily net assets until April 30, 2023.
[7]	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements and recoupments, when applicable. BNY
Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 21, 2017 through July 31, 2020.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Financial Highlights

	For the six month period January 1, 2024 through June 30, 2024 (unaudited)	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the period May 1, 2020* through December 31, 2020
Net asset value, beginning of period	$ 14.99	$ 12.41	$ 18.75	$ 17.19	$ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.03	(0.07)	(0.07)	(0.12)	(0.04)
Net realized and unrealized gain (loss) on investments	2.77	2.65	(5.81)	3.17	7.47
Total income (loss) from investment operations	2.80	2.58	(5.88)	3.05	7.43
LESS DISTRIBUTIONS:
Net investment income	—	—	—	—	—
Net realized gain	—	—	(0.46)	(1.49)	(0.24)
Total distributions	—	—	(0.46)	(1.49)	(0.24)
Redemption fees added to paid-in capital	—	0.00[1]	0.00[1]	—	—
Net asset value, end of period	$ 17.79	$ 14.99	$ 12.41	$ 18.75	$ 17.19
Total Return	18.68%[2]	20.79%	(31.45)%	18.32%	74.23%[2]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 54,452	$ 14,575	$ 12,933	$ 23,174	$ 14,845
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.84%[3]	1.32%	1.54%	1.31%	2.58%[3]
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4,5]	0.80%[3]	0.90%	0.95%[6]	0.95%[6]	0.95%[3,6]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4,5]	(0.27)%[3]	(0.49)%	(0.48)%[6]	(0.70)%[6]	(0.73)%[3,6]
Portfolio turnover	62%[2]	148%	188%	191%	96%[2]

*	Fund commenced operations on May 1, 2020.
[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, and The Northern Trust Company, the current administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, May 1, 2020 through July 31, 2020. Effective September 7, 2023, the Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 0.80% of average daily net assets until April 30, 2025. Prior to September 7, 2023, the annual expense limitation was 0.95%.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.00%, 0.01%, 0.04%, 0.01% and 0.01% for the years 2020, 2021, 2022, 2023 and for the six month period June 30, 2024.
[6]	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements and recoupments, when applicable. BNY
Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, May 1, 2020 through July 31, 2020.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Event Driven Fund
Financial Highlights

	For the six month period January 1, 2024 through June 30, 2024 (unaudited)	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Net asset value, beginning of period	$ 12.36	$ 11.79	$ 13.29	$ 13.93	$ 11.55	$ 9.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.25	0.42	0.16	0.04	0.12	0.26
Net realized and unrealized gain (loss) on investments	(0.32)	0.70	(1.49)	0.93	2.74	1.69
Total income (loss) from investment operations	(0.07)	1.12	(1.33)	0.97	2.86	1.95
LESS DISTRIBUTIONS:
Net investment income	—	(0.55)	(0.02)	(0.15)	(0.17)	(0.39)
Net realized gain	—	—	(0.15)	(1.46)	(0.31)	—
Total distributions	—	(0.55)	(0.17)	(1.61)	(0.48)	(0.39)
Net asset value, end of period	$ 12.29	$ 12.36	$ 11.79	$ 13.29	$ 13.93	$ 11.55
Total Return	(0.57)%[1]	9.56%	(9.98)%	7.21%	24.84%	19.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 207,408	$ 216,706	$ 204,289	$ 203,635	$ 142,064	$ 69,455
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.45%[2]	1.56%	1.69%	1.49%	1.59%	1.93%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3,4]	1.44%[2]	1.55%	1.66%	1.42%	1.57%	1.90%
Ratio of net investment income (loss) (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3,4]	4.01%[2]	3.52%	1.43%	0.10%	0.67%	2.63%
Portfolio turnover	55%[1]	105%	81%	109%	136%	111%

[1]	Not annualized.
[2]	Annualized.
[3]	The ratio for the fund includes the effect of dividends and interest on short positions, and interest expense which increased the expense ratios by 0.30%, 0.13%, 0.10%, 0.30%, 0.21% and 0.13% for the years 2019, 2020, 2021, 2022, 2023 and for the six month period June 30, 2024.
[4]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the fund includes the effect of fees paid indirectly which impacted the expense ratios by 0.03%, 0.02%, 0.07%, 0.03%, 0.01% and 0.01% for the years 2019, 2020, 2021, 2022, 2023 and for the six month period June 30, 2024.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited)

A. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization
The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended, organized as a Delaware statutory trust, with eight separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and as further amended to date, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The nine series (each a “Fund”, and collectively, the “Funds”) included in this report are as follows:
Fund	Commencement of Operations
Emerging Markets Growth Fund	12/31/97
Emerging Markets Small Cap Growth Fund	08/22/11
Global Fund	04/10/17
International Small Cap Growth Fund	09/17/07
International Developed Equity Fund	04/30/24
Micro Cap Growth Fund	11/18/13
Small Cap Growth Fund	08/21/17
Small/Mid Cap Growth Fund	05/01/20
Event Driven Fund	08/26/13
The Emerging Markets Growth Fund and Small Cap Growth Fund each offer two classes of shares, designated as Institutional Class and Investor Class. Each class of shares represents an interest in the same portfolio of investments of the respective Fund and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of each Fund pay pro rata the costs of management of that Fund’s portfolio, including the investment advisory fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class.
The Emerging Markets Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of emerging markets companies.
The Emerging Markets Small Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of small capitalization emerging markets companies.
The Global Fund seeks to maximize capital appreciation by investing primarily in common stocks and sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”).
The International Small Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of smaller capitalization non-U.S. companies.
The International Developed Equity Fund seeks to maximize capital appreciation by investing primarily in equity securities of companies located in non-U.S. developed market countries.
The Micro Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of micro capitalization U.S. companies.
The Small Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of small capitalization U.S. companies.
The Small/Mid Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of small/medium capitalization U.S. companies.
The Event Driven Fund seeks to provide positive returns over full-market cycles by investing primarily in a broad range of asset classes and securities, including derivatives.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The presentation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates. The Funds, which are investment companies within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update ("ASU") 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.
Securities Valuation
Investments in securities traded on a national securities exchange, including exchange-traded futures and options (including warrants), are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. North and South American exchange-traded securities for which no sale was reported are valued at the most recent closing bid price from the exchange the security is primarily traded on and are generally classified as level 1.  All other exchange-traded securities for which no sale was reported are valued at the mean between closing bid and ask prices from the exchange the security is primarily traded on and are also generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term U.S. fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Long-term non-U.S. fixed income securities are valued at the mean of the representative quoted bid and ask prices when held long or sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. The fair value analysis includes an analysis of the value of any unfunded commitments.
Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of fair value, values will be obtained from a third-party broker-dealer or counterparty.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for the Emerging Markets Growth Fund, Emerging Markets Small Cap Growth, Global Fund, International Small Cap Growth Fund, and International Developed Equity Fund, if quotations are not readily available or if the values have been materially affected by events occurring after the closing of a foreign market assets may be valued at fair value as determined in good faith by the investment adviser of the Funds. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. These funds also use an independent pricing service to provide fair value estimates for relevant foreign equity securities. This pricing service uses correlations between the movement of prices of foreign equity securities and indexes of U.S. traded securities and other indicators, such as closing prices of ADRs and futures contracts, to determine the fair value of relevant foreign equity securities. To the extent utilized, securities would be classified as level 2 in the hierarchy described below.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the "valuation designee" appointed by the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. In addition, level 3 investments in certain early stage companies may be valued based upon initial transaction prices with management conducting ongoing assessments to determine whether new information is available to support a fair value adjustment. The information

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

management may consider in its ongoing assessments may include, but are not limited to, actual or upcoming financing or third-party sale transactions, current or forecasted performance, or regulatory approval status updates. It is possible that estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.
Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
Level 1 – quoted prices for active markets for identical securities
Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The following is a summary of the inputs used to value the Emerging Markets Growth Fund’s investments as of June 30, 2024:
Assets	Total Value at June 30, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$54,833,795	$—	$54,833,795	$—
Europe
Austria	19,178,167	—	19,178,167	—
France	9,220,022	—	9,220,022	—
Greece	51,556,488	11,832,658	39,723,830	—
Poland	40,112,919	—	40,112,919	—
Portugal	15,806,026	—	15,806,026	—
Russia	—	—	—	—*
Turkey	75,231,420	11,374,849	63,856,571	—
United Kingdom	52,658,211	—	52,658,211	—
Far East
China	556,761,143	130,196,155	426,564,988	—
Hong Kong	55,632,741	—	55,632,741	—
India	542,401,543	79,561,149	462,840,394	—
Indonesia	59,970,726	—	59,970,726	—
Malaysia	22,033,725	—	22,033,725	—
Philippines	26,753,523	13,745,304	13,008,219	—
South Korea	396,410,947	—	396,410,947	—
Taiwan	432,829,880	263,116,706	169,713,174	—
Middle East
Israel	10,977,265	10,977,265	—	—
Saudi Arabia	46,503,318	—	46,503,318	—
United Arab Emirates	58,391,766	58,391,766	—	—
North America
Canada	38,818,854	38,818,854	—	—
Mexico	121,774,129	121,774,129	—	—
United States	108,745,823	102,614,544	6,131,279	—
South America	153,584,790	153,584,790	—	—
Preferred Stocks
South America	19,726,784	19,726,784	—	—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Assets	Total Value at June 30, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Short Term Investments	$201,293,199	$201,293,199	$—	$—
Total	$3,171,207,204	$1,217,008,152	$1,954,199,052	$—

*Level 3 security has zero value.
The following is a summary of the inputs used to value the Emerging Markets Small Cap Growth Fund’s investments as of June 30, 2024:
Assets	Total Value at June 30, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$1,656,193	$—	$1,656,193	$—
Europe
Norway	1,296,873	1,296,873	—	—
Turkey	1,821,033	1,260,038	560,995	—
Far East
Australia	1,696,811	—	1,696,811	—
China	7,510,545	—	7,510,545	—
India	36,631,754	1,400,879	35,230,875	—
Kazakhstan	1,959,662	—	1,959,662	—
Malaysia	1,692,805	—	1,692,805	—
South Korea	11,863,611	—	11,863,611	—
Taiwan	12,993,536	—	12,993,536	—
Vietnam	4,471,953	—	4,471,953	—
Middle East
Qatar	1,226,857	—	1,226,857	—
Saudi Arabia	1,914,330	—	1,914,330	—
United Arab Emirates	1,724,424	1,724,424	—	—
North America	12,034,000	12,034,000	—	—
South America	10,561,068	10,561,068	—	—
Rights
Far East	26,361	26,361	—	—
Short Term Investments	6,983,740	6,983,740	—	—
Total	$118,065,556	$35,287,383	$82,778,173	$—
The following is a summary of the inputs used to value the Global Fund’s investments as of June 30, 2024:
Assets	Total Value at June 30, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe
France	$459,848	$—	$459,848	$—
Germany	1,291,771	—	1,291,771	—
Greece	278,206	—	278,206	—
Ireland	957,376	957,376	—	—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Assets	Total Value at June 30, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Italy	$315,069	$—	$315,069	$—
Netherlands	978,036	—	978,036	—
Poland	275,976	—	275,976	—
Spain	717,107	—	717,107	—
Switzerland	2,126,871	475,572	1,651,299	—
United Kingdom	5,335,607	819,987	4,515,620	—
Far East
China	1,292,891	—	1,292,891	—
India	1,076,819	870,408	206,411	—
Indonesia	279,579	—	279,579	—
Japan	1,731,509	—	1,731,509	—
Philippines	341,231	341,231	—	—
South Korea	434,518	—	434,518	—
Taiwan	316,068	—	316,068	—
North America	38,047,677	38,047,677	—	—
Short Term Investments	2,840,737	2,840,737	—	—
Total	$59,096,896	$44,352,988	$14,743,908	$—
The following is a summary of the inputs used to value the International Small Cap Growth Fund’s investments as of June 30, 2024:
Assets	Total Value at June 30, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$1,878,967	$—	$1,878,967	$—
Europe
Austria	3,985,201	—	3,985,201	—
Belgium	3,159,880	2,258,601	901,279	—
Denmark	2,827,323	—	2,827,323	—
Finland	2,859,259	—	2,859,259	—
France	4,786,568	—	4,786,568	—
Germany	17,802,048	—	17,802,048	—
Ireland	5,609,014	3,859,509	1,749,505	—
Italy	12,561,797	—	12,561,797	—
Netherlands	5,824,782	2,128,522	3,696,260	—
Norway	7,108,354	3,259,126	3,849,228	—
Spain	7,429,453	—	7,429,453	—
Sweden	4,551,897	—	4,551,897	—
Switzerland	13,706,444	—	13,706,444	—
United Kingdom	18,248,972	—	18,248,972	—
Far East
Australia	3,164,812	—	3,164,812	—
India	13,356,043	—	13,356,043	—
Indonesia	2,550,558	2,550,558	—	—
Japan	49,094,248	1,133,339	47,960,909	—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Assets	Total Value at June 30, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Malaysia	$1,065,377	$—	$1,065,377	$—
South Korea	6,212,863	—	6,212,863	—
Taiwan	6,606,562	—	6,606,562	—
Thailand	1,145,617	1,145,617	—	—
Middle East	3,063,303	3,063,303	—	—
North America	22,452,625	22,452,625	—	—
South America	4,115,878	4,115,878	—	—
Preferred Stocks
Europe	2,519,929	—	2,519,929	—
Short Term Investments	5,772,060	5,772,060	—	—
Total	$233,459,834	$51,739,138	$181,720,696	$—
The following is a summary of the inputs used to value the International Developed Equity Fund’s investments as of June 30, 2024:
Assets	Total Value at June 30, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe
Denmark	$48,506	$—	$48,506	$—
Finland	16,907	—	16,907	—
France	106,771	—	106,771	—
Germany	162,705	—	162,705	—
Ireland	46,420	21,002	25,418	—
Italy	63,647	—	63,647	—
Netherlands	86,540	—	86,540	—
Spain	45,090	—	45,090	—
Sweden	15,021	—	15,021	—
Switzerland	90,477	—	90,477	—
United Kingdom	167,275	—	167,275	—
Far East	133,242	—	133,242	—
North America	83,214	83,214	—	—
Short Term Investments	49,584	49,584	—	—
Total	$1,115,399	$153,800	$961,599	$—
The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of June 30, 2024:
Assets	Total Value at June 30, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Advertising & Marketing	$3,376,863	$3,376,863	$—	$—
Aerospace & Defense	5,668,537	5,668,537	—	—
Asset Management	1,337,973	1,337,973	—	—
Banking	2,272,347	2,272,347	—	—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Assets	Total Value at June 30, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Beverages	$1,326,050	$1,326,050	$—	$—
Biotechnology & Pharmaceuticals	59,717,275	59,717,275	—	—
Commercial Support Services	1,754,642	1,754,642	—	—
Construction Materials	5,672,070	5,672,070	—	—
Consumer Services	3,841,545	3,841,545	—	—
Containers & Packaging	693,501	693,501	—	—
Electrical Equipment	17,043,564	17,043,564	—	—
Engineering & Construction	14,699,333	14,699,333	—	—
Food	4,271,738	4,271,738	—	—
Health Care Facilities & Services	1,519,858	1,519,858	—	—
Home & Office Products	2,533,563	2,533,563	—	—
Home Construction	574,676	574,676	—	—
Household Products	1,584,404	1,584,404	—	—
Insurance	15,562,742	15,562,742	—	—
Internet Media & Services	5,262,213	5,262,213	—	—
Leisure Facilities & Services	9,660,221	9,660,221	—	—
Machinery	8,857,034	8,857,034	—	—
Medical Equipment & Devices	22,801,934	22,801,934	—	—
Metals & Mining	5,411,595	5,411,595	—	—
Oil & Gas Producers	3,759,367	3,759,367	—	—
Oil, Gas Services & Equipment	4,965,088	4,965,088	—	—
Retail - Discretionary	4,404,133	4,404,133	—	—
Semiconductors	10,416,278	10,416,278	—	—
Software	16,059,510	14,700,639	—	1,358,871
Specialty Finance	7,284,968	7,284,968	—	—
Technology Hardware	13,286,425	13,286,425	—	—
Transportation & Logistics	1,387,415	1,387,415	—	—
Transportation Equipment	7,785,794	7,785,794	—	—
Short Term Investments	2,333,727	2,333,727	—	—
Total	$267,126,383	$265,767,512	$—	$1,358,871
The amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2024.
The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of June 30, 2024:
Assets	Total Value at June 30, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Advertising & Marketing	$1,967,491	$1,967,491	$—	$—
Aerospace & Defense	45,341,642	45,341,642	—	—
Banking	5,673,105	5,673,105	—	—
Beverages	2,313,115	2,313,115	—	—
Biotechnology & Pharmaceuticals	95,339,050	95,339,050	—	—
Chemicals	8,253,423	8,253,423	—	—
Commercial Support Services	3,975,829	3,975,829	—	—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Assets	Total Value at June 30, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Construction Materials	$11,687,255	$11,687,255	$—	$—
Consumer Services	3,836,052	3,836,052	—	—
Electrical Equipment	50,952,766	50,952,766	—	—
Engineering & Construction	31,621,844	31,621,844	—	—
Food	17,873,492	17,873,492	—	—
Health Care Facilities & Services	3,766,600	3,766,600	—	—
Home Construction	2,340,424	2,340,424	—	—
Household Products	11,053,107	11,053,107	—	—
Industrial Intermediate Products	3,463,005	3,463,005	—	—
Industrial Support Services	17,828,310	17,828,310	—	—
Institutional Financial Services	5,261,190	5,261,190	—	—
Insurance	29,112,650	29,112,650	—	—
Internet Media & Services	4,548,133	4,548,133	—	—
Leisure Facilities & Services	40,235,400	40,235,400	—	—
Machinery	22,117,341	22,117,341	—	—
Medical Equipment & Devices	70,703,734	70,703,734	—	—
Metals & Mining	31,143,471	31,143,471	—	—
Oil & Gas Producers	2,062,207	2,062,207	—	—
Oil, Gas Services & Equipment	20,111,196	20,111,196	—	—
Retail - Consumer Staples	8,016,552	8,016,552	—	—
Retail - Discretionary	32,026,299	32,026,299	—	—
Semiconductors	47,522,546	47,522,546	—	—
Software	64,379,591	60,519,614	—	3,859,977
Specialty Finance	18,238,677	18,238,677	—	—
Steel	4,569,080	4,569,080	—	—
Technology Hardware	48,541,537	48,541,537	—	—
Technology Services	5,811,537	5,811,537	—	—
Transportation & Logistics	8,451,003	8,451,003	—	—
Short Term Investments	4,610,445	4,610,445	—	—
Total	$784,749,099	$780,889,122	$—	$3,859,977
The amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2024.
The following is a summary of the inputs used to value the Small/Mid Cap Growth Fund’s investments as of June 30, 2024:
Assets	Total Value at June 30, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Aerospace & Defense	$4,159,222	$4,159,222	$—	$—
Apparel & Textile Products	901,161	901,161	—	—
Asset Management	457,561	457,561	—	—
Banking	235,449	235,449	—	—
Beverages	270,721	270,721	—	—
Biotechnology & Pharmaceuticals	5,027,995	5,027,995	—	—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Assets	Total Value at June 30, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Chemicals	$843,764	$843,764	$—	$—
Commercial Support Services	722,549	722,549	—	—
Construction Materials	1,541,932	1,541,932	—	—
Electrical Equipment	1,943,320	1,943,320	—	—
Engineering & Construction	1,760,743	1,760,743	—	—
Food	1,063,661	1,063,661	—	—
Health Care Facilities & Services	591,597	591,597	—	—
Household Products	836,348	836,348	—	—
Industrial Intermediate Products	288,247	288,247	—	—
Industrial Support Services	741,202	741,202	—	—
Institutional Financial Services	1,376,901	1,376,901	—	—
Insurance	1,256,898	1,256,898	—	—
Internet Media & Services	725,084	725,084	—	—
Leisure Facilities & Services	3,513,477	3,513,477	—	—
Machinery	2,028,624	2,028,624	—	—
Medical Equipment & Devices	3,291,051	3,291,051	—	—
Metals & Mining	2,410,437	2,410,437	—	—
Oil & Gas Producers	975,291	975,291	—	—
Oil, Gas Services & Equipment	577,543	577,543	—	—
Renewable Energy	385,311	385,311	—	—
Retail	456,442	456,442	—	—
Retail - Consumer Staples	554,498	554,498	—	—
Retail - Discretionary	1,796,299	1,796,299	—	—
Semiconductors	2,734,371	2,734,371	—	—
Software	4,952,581	4,683,006	—	269,575
Specialty Finance	819,750	819,750	—	—
Technology Hardware	3,787,121	3,787,121	—	—
Technology Services	696,316	696,316	—	—
Transportation & Logistics	419,272	419,272	—	—
Short Term Investments	878,395	878,395	—	—
Total	$55,021,134	$54,751,559	$—	$269,575
The amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2024.
The following is a summary of the inputs used to value the Event Driven Fund’s investments as of June 30, 2024:
Assets*	Total Value at June 30, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Bank Loans	$10,948,150	$—	$10,948,150	$—
Common Stocks
Asset Management	12,920,070	12,692,170	227,900	—
Banking	6,597,246	6,597,246	—	—
Biotechnology & Pharmaceuticals	17,552,026	17,552,026	—	—
Commercial Support Services	2,398,801	2,398,801	—	—
Industrial Intermediate Products	4,229,928	4,229,928	—	—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Assets*	Total Value at June 30, 2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Industrial Support Services	$6,447,243	$6,447,243	$—	$—
Leisure Facilities & Services	11,552,173	11,552,173	—	—
Retail - Consumer Staples	2,882,986	2,882,986	—	—
Software	6,738,410	—	—	6,738,410
Corporate Bonds	62,669,299	—	62,669,299	—
Master Limited Partnerships	909,810	909,810	—	—
Preferred Stocks	5,340,102	5,340,102	—	—
Short Term Investments	46,620,192	46,620,192	—	—
Sovereign Bonds	6,663,898	—	6,663,898	—
Warrants	73,220	33,895	39,325	—
Total	$204,543,554	$117,256,572	$80,548,572	$6,738,410

Liabilities
Common Stocks Sold Short	$(729,408)	$(729,408)	$—	$—
Corporate Bonds Sold Short	(5,138,695)	—	(5,138,695)	—
Exchange-Traded Funds Sold Short	(6,369,826)	(6,369,826)	—	—
Total	$(12,237,929)	$(7,099,234)	$(5,138,695)	$—

Other Financial Instruments
Total Return Swaps - Assets**	$30,522	$—	$30,522	$—
Total Return Swaps - Liabilities**	(508,894)	—	(508,894)	—
Total Other Financial Instruments	$(478,372)	$—	$(478,372)	$—

* See Schedule of Investments for industry breakout.
** Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Event Driven Fund:
Investments, at Value
Balance as of December 31, 2023	$—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchases	6,738,410
Sales	—
Transfers in and/or out of Level 3	—
Balance as of June 30, 2024	$6,738,410

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

As of June 30, 2024, the Event Driven Fund held a Level 3 investment in QXO, Inc., private common stock, valued in good faith in accordance with procedures adopted by the Fund's valuation designee. The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of June 30, 2024:
Financial Assets	Fair Value at June 30, 2024	Valuation Technique(s)	Unobservable Inputs	Price/Range
Private Investment in Public Equity	$6,738,410	Market approach	Transaction price	$9.14
As of June 30, 2024, none of the Funds held Level 3 investments, other than as disclosed for Emerging Markets Growth Fund, Micro Cap Growth Fund, Small Cap Growth Fund, Small/Mid Cap Growth Fund and Event Driven Fund.
Securities Sold Short
The Event Driven Fund is engaged in selling securities short, which obligates it to replace a borrowed security by purchasing it at market price at the time of replacement. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Collateral held at custodian for the benefit of brokers” in the Statement of Assets and Liabilities. The Fund is obligated to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund in the Statement of Operations.
The Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. The Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statements of Operations.
Federal Income Taxes
No provision is made for Federal income taxes since each Fund has elected to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code") and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve each Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.
Each Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2023, 2022, 2021, and 2020 remain open to Federal and state audit. As of June 30, 2024, management has evaluated the application of these standards to each Fund, and has determined that no provision for income tax is required in each Fund's financial statements for uncertain tax provisions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes are provided for based on the Funds' understanding of the tax rules and regulations that exist in the foreign markets in which they invest. Any deferred foreign capital gains tax is accrued based upon net unrealized gains, and is payable upon sale of such investment.
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

For the year ended December 31, 2023, reclassifications were recorded to distributable earnings (deficit) and paid-in capital for any permanent tax differences. These reclassifications relate primarily to net operating losses and non-deductible expenses. Results of operations and net assets were not affected by these reclassifications.
	Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund
Paid-in capital	$(88,891)	$—	$(992)	$—
Total distributable earnings (deficit)	88,891	—	992	—

	Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
Paid-in capital	$(173,961)	$—	$(53,221)	$—
Total distributable earnings (deficit)	173,961	—	53,221	—
Accumulated capital losses represent net capital loss carryovers that may be available for an unlimited period to offset future realized capital gains and thereby reduce future capital gains distributions. Capital loss carryovers retain the character of the original loss. The following table shows the amounts of capital loss carryovers, if any, by each of the applicable Funds as of December 31, 2023:
	Not Subject to Expiration
Fund	Short-Term	Long-Term
Emerging Markets Growth Fund	$299,336,755	$24,694,819
Emerging Markets Small Cap Growth Fund	33,727,013	—
Global Fund	1,041,006	—
International Small Cap Growth Fund	38,661,035	1,792,333
Micro Cap Growth Fund	19,120,137	—
Small Cap Growth Fund	124,876,213	—
Small/Mid Cap Growth Fund	3,504,013	—
Event Driven Fund	4,479,596	2,159,344
During the year ended December 31, 2023, the Global Fund, International Small Cap Growth Fund, Small/Mid Cap Growth Fund and Event Driven Fund utilized $2,361,650, $1,232,944, $262,585 and $9,968,476, respectively, of capital loss carryforwards.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Pursuant to Federal income tax rules applicable to regulated investment companies, the Funds may elect to treat capital losses between November 1 and December 31 as occurring on the first day of the following tax year. For the year ended December 31, 2023, no qualified late-year losses were deferred and recognized on January 1, 2024.
Distributions to Shareholders
The tax character of distributions paid during the years ended December 31, 2023, and December 31, 2022, were as follows:
Fund	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
Emerging Markets Growth Fund	2023	$50,000,030	$—	$—	$50,000,030
	2022	12,237,699	2,015,660	—	14,253,359
Emerging Markets Small Cap Growth Fund	2023	1,149,999	—	—	1,149,999
	2022	—	—	—	—
Global Fund	2023	760,000	—	—	760,000
	2022	960,775	—	—	960,775
International Small Cap Growth Fund	2023	2,500,006	—	—	2,500,006
	2022	5,367,703	6,899,210	—	12,266,913
Micro Cap Growth Fund	2023	—	—	1,999,999	1,999,999
	2022	—	13,811,619	—	13,811,619
Small Cap Growth Fund	2023	2,744,143	—	255,848	2,999,991
	2022	—	9,211,798	—	9,211,798
Small/Mid Cap Growth Fund	2023	—	—	—	—
	2022	—	461,634	—	461,634
Event Driven Fund	2023	9,649,997	—	—	9,649,997
	2022	417,644*	2,582,366	—	3,000,010
*    The amount does not include tax equalization utilized of $21,251 in ordinary income in which the Fund designated as being distributed to shareholders on their redemption of shares.
As of December 31, 2023, the components of net assets on a tax basis were as follows:
	Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund
Undistributed ordinary income	$6,823,955	$349,938	$6,580	$1,103,252
Undistributed long-term capital gain	—	—	—	—
Accumulated earnings	6,823,955	349,938	6,580	1,103,252
Paid-in capital	2,447,298,022	124,311,388	44,842,007	231,972,308
Accumulated capital and other losses	(324,031,574)	(33,727,013)	(1,041,006)	(40,453,368)
Unrealized appreciation (depreciation) on investments, securities sold short, warrants and swaps	449,414,467	16,879,676	8,684,388	28,417,978
Net assets	$2,579,504,870	$107,813,989	$52,491,969	$221,040,170

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

	Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
Undistributed ordinary income	$—	$—	$—	$130,106
Undistributed long-term capital gain	—	—	—	—
Accumulated earnings	—	—	—	130,106
Paid-in capital	190,158,911	558,233,353	14,877,452	220,163,520
Accumulated capital and other losses	(19,120,137)	(124,876,213)	(3,504,013)	(6,638,940)
Unrealized appreciation (depreciation) on investments, securities sold short, warrants and swaps	51,389,625	128,232,471	3,201,611	3,051,011
Net assets	$222,428,399	$561,589,611	$14,575,050	$216,705,697
The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives for Federal income tax purposes as of June 30, 2024, were as follows:
Fund	Tax Cost Basis	Gross Appreciation	Gross Depreciation	Net Appreciation/ Depreciation
Emerging Markets Growth Fund	$2,506,294,103	$717,910,793	$(52,997,692)	$664,913,101
Emerging Markets Small Cap Growth Fund	91,545,377	28,609,511	(2,089,332)	26,520,179
Global Fund	46,248,959	13,284,611	(436,674)	12,847,937
International Small Cap Growth Fund	199,974,707	39,791,162	(6,306,035)	33,485,127
International Developed Equity Fund	1,097,176	40,489	(22,266)	18,223
Micro Cap Growth Fund	191,164,270	82,325,846	(6,363,733)	75,962,113
Small Cap Growth Fund	580,099,961	215,194,253	(10,545,115)	204,649,138
Small/Mid Cap Growth Fund	45,323,228	10,240,187	(542,281)	9,697,906
Event Driven Fund	197,352,569	8,795,809	(14,321,125)	(5,525,316)
The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and PFIC mark-to-market. The most recent fiscal year end published financial statements of each foreign corporation are used to determine PFIC status. If a PFIC determination changes after the Funds’ fiscal year end, the change will apply in the next fiscal year.
Foreign Currency Spot Contracts
The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On June 30, 2024, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The net unrealized appreciation or depreciation on spot contracts is reflected as receivable for investment securities sold or payable for investment securities purchased in the Statements of Assets and Liabilities.
Foreign Currency Translation
The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.
Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.
Net realized gain (loss) on foreign currency contracts on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency.
The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.
Indemnifications
Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Securities Transactions, Income and Commitments
The Trust records security transactions on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums on securities are amortized over the period remaining until first call date, if any, or if none, the remaining life of the security and discounts are accreted over the remaining life of the security for financial reporting purposes. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Non-cash dividends are recognized as investment income at the fair value of the property received.
Pursuant to the terms of certain of the senior unsecured loan agreements, certain Funds may have unfunded loan commitments, which are callable on demand. Each such Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At June 30, 2024, the Funds had no unfunded senior loan commitments.
Certain Funds may invest in early-stage companies that may require additional contributions or funding if certain performance milestones are met. Management continuously assesses whether these companies will achieve these performance milestones and considers the impact of these commitments as they become due. Additionally, in connection with certain investments a Fund may provide commitments for future investments. At June 30, 2024, the Funds had no such outstanding commitments.
B. INVESTMENTS IN DERIVATIVES
Certain Funds use derivative instruments such as swaps, futures, options, swaptions, and forward foreign currency contracts in connection with their respective investment strategies. During the period January 1, 2024, through June 30, 2024, the Event Driven Fund primarily utilized: 1) total return swaps to gain exposure to certain sectors and manage volatility; and 2) options, including warrants, to both hedge exposure and provide exposure to certain market segments or specific securities. Detail regarding each derivative type is included below.
Swap Contracts
The Event Driven Fund engages in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index, and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Swaps that are centrally cleared are exposed to the creditworthiness of the clearing organizations (and, consequentially, that of their members generally, banks and broker-dealers) involved in the transaction. Centrally cleared swaps are valued daily and unrealized gains or losses are recorded in a variation margin account. The Fund receives from or pays to the clearing organization a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as changes in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.
Total return swap contracts are arrangements to exchange a market or security linked return for a periodic payment, based on a notional principal amount, in order to hedge sector exposure and to manage exposure to specific sectors or industries and/or to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index, or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as a change in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statements of Assets and Liabilities. Payments received or made are recorded as realized gains or losses. Gains or losses are realized upon termination of the contracts. Each Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.
Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as changes in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.
Under the terms of a credit default swap, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. A Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in net realized gain (loss) on swap contracts. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation) on the Statements of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.
Risks associated with swap contracts include changes in the returns of underlying instruments and/or interest rates, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. For centrally cleared swap contracts, counterparty risk is limited due to the role of the clearinghouse. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Options Contracts
The Funds may use options contracts, which include warrants, to hedge downside risk, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities, or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedules of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid.
Forward Foreign Currency Contracts
Certain Funds use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.
The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as change in net unrealized appreciation or depreciation on the Statements of Operations. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized appreciation (depreciation) reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably.
Equity Certificates
Certain Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Derivative Investment Holdings Categorized by Risk Exposure
Each Fund is subject to the FASB’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instrument by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. Each Fund's derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value.
The following table sets forth the fair value and the location in the Statements of Assets and Liabilities of the Event Driven Fund’s derivative contracts by primary risk exposure as of June 30, 2024:
	Asset derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Equity contracts	Warrant securities, at fair value	$73,220
Equity contracts	Unrealized appreciation on open OTC swap contracts	30,522
Total		$103,742

	Liabilities derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Equity contracts	Unrealized depreciation on open OTC swap contracts	$508,894
Total		$508,894
The following table sets forth the Event Driven Fund’s net realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2024 through June 30, 2024:
Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Equity contracts	Total
Purchased options contracts	$(340,980)	$(340,980)
Written options contracts	224,050	224,050
Swap contracts	2,861,132	2,861,132
Warrants	83,434	83,434
Total	$2,827,636	$2,827,636

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Event Driven Fund’s change in net unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2024 through June 30, 2024:
Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Equity contracts	Total
Purchased options contracts	$206,624	$206,624
Written options contracts	(118,282)	(118,282)
Swap contracts	(405,737)	(405,737)
Warrants	(116,725)	(116,725)
Total	$(434,120)	$(434,120)
The gross notional amount and/or the number of contracts for the Event Driven Fund as of June 30, 2024, are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2024 through June 30, 2024, is set forth in the table below:
Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount/ Number
Purchased options contracts	number of contracts	768
Written options contracts	number of contracts	(552)
Swap contracts	gross notional amount	$25,309,087
Warrants	number of contracts	839,510
Disclosures about Offsetting Assets and Liabilities
The Funds are party to various agreements, including International Swaps and Derivatives Association Agreements and related Credit Support Annexes (“Master Netting Agreements” or “MNA”), which govern the terms of certain transactions with select counterparties. MNAs are designed to reduce counterparty risk associated with the relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As MNAs are specific to the unique operations of different asset types, they allow each Fund to close out and net its total exposure to a counterparty in the event of default with respect to all of the transactions governed under a single agreement with that counterparty. MNAs can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of "Investment securities at fair value" or "Deposits at broker for securities sold short".
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MNAs or similar arrangements on the Statements of Assets and Liabilities. The settlement of futures contracts, swap contracts and exchange-traded purchased options is guaranteed by the clearinghouse or exchange the instrument is traded on and is not subject to arrangements with particular counterparties. For that reason, these instruments are excluded from the below disclosure.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The following table presents the Event Driven Fund’s financial and derivative assets subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Event Driven Fund as of June 30, 2024:
Description	Gross Amounts Recognized in Statements of Assets	Derivatives Available for Offset	Collateral Received/ (Pledged)	Net Amount
Unrealized appreciation on open OTC swap contracts	$30,522	$(30,522)	$—	$—
The following table presents the Event Driven Fund’s financial and derivative liabilities subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Event Driven Fund as of June 30, 2024:
Description	Gross Amounts Recognized in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Received/ (Pledged)	Net Amount
Unrealized depreciation on open OTC swap contracts	$(508,894)	$30,522	$—	$(478,372)
C. INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES
Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, serves as the investment adviser and valuation designee to the Funds.  As of June 30, 2024, the Driehaus Trust Company (“DTC”) has authority over a controlling interest in the Adviser that is owned by Driehaus Capital Holdings LLLP.  As of June 30, 2024, DTC and other affiliates together had authority over a controlling interest in the Global Fund and Small/Mid Cap Growth Fund and substantial, non-controlling interests in certain other Funds.
In return for its services to the Funds, the Adviser receives monthly fees. Emerging Markets Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.05% on the first $1.5 billion, 0.75% over $1.5 billion and up to $2.5 billion, and 0.50% in excess of $2.5 billion of average daily net assets. Emerging Markets Small Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at the annual rate of 1.10% of average daily net assets. Global Fund pays the Adviser a management fee computed and accrued daily at the annual rate of 0.65% of average daily net assets. International Small Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.00% of average daily net assets. International Developed Equity Fund pays the Adviser a monthly fee computed and accrued daily at the annual rate of 0.70% of average daily net assets. Micro Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.25% of average daily net assets. Small Cap Growth Fund and Small/Mid Cap Growth pay the Adviser a monthly fee computed and accrued daily at an annual rate of 0.60% of average daily net assets. Event Driven Fund pays the Adviser a monthly fee computed and accrued daily at the annual rate of 1.00% of average daily net assets.
DCM entered into a contractual agreement to cap Emerging Markets Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.24% of average daily net assets until April 30, 2025. Prior to December 31, 2020, the cap was 1.45%. DCM is entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2024 through June 30, 2024, DCM waived fees for Emerging Markets Small Cap Growth Fund totaling $45,574 under this agreement.
DCM entered into a contractual agreement to cap the Global Fund’s annual ordinary operating  expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.75% of average daily net assets until April 30, 2025. Prior to April 30, 2023, the cap was 0.99%. DCM is entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2024 through June 30, 2024, DCM waived fees for Global Fund totaling $42,666 under this agreement.
DCM entered into a contractual agreement to cap the International Developed Equity Fund's annual ordinary operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.80% of average daily net assets until April 30, 2027. DCM is entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period April 30, 2024 (Commencement of Operations) to June 30, 2024, DCM waived fees for International Developed Equity Fund totaling $22,372 under this agreement.
DCM entered into a contractual agreement to cap Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.20% of average daily net assets for the Investor Class and 0.95% of average daily net assets for the Institutional Class until April 30, 2023. DCM was entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remained below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2023 through June 30, 2024, DCM did not reimburse or recoup any fees for the Investor or Institutional Class shares of the Small Cap Growth Fund under this agreement, as there were no such fees or expenses outstanding on April 30, 2023.
DCM entered into a contractual agreement to cap Small/Mid Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.80% of average daily net assets until April 30, 2025. Prior to September 6, 2023, the cap was 0.95%. For a period of three years subsequent to the Fund’s commencement of operations on May 1, 2020, DCM is entitled to recoupment of previously waived fees and reimbursed expenses to the extent that the expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2024 through June 30, 2024, DCM waived fees for Small/Mid Cap Growth Fund totaling $7,461 under this agreement.
The table below indicates the amount of fees available for recoupment by DCM in future periods:
Period ended December 31	Emerging Markets Small Cap Growth Fund	Global Fund	International Developed Equity Fund	Small/Mid Cap Growth Fund
2025	$207,973	$174,550	$—	$87,616
2026	125,610	145,128	—	53,555
2027	45,574	42,666	22,372	7,461
Total	$379,157	$362,344	$22,372	$148,632
The Emerging Markets Growth Fund incurred $12,443,580 for investment advisory fees during the six months ended June 30, 2024, of which $2,114,047 was payable to DCM at June 30, 2024. The Emerging Markets Small Cap Growth Fund incurred $602,669 for investment advisory fees during the six months ended June 30, 2024, of which $95,894 was payable to DCM at June 30, 2024. The Global Fund incurred $182,962 for investment advisory fees during the six months ended June 30, 2024, of which $23,917 was payable to DCM at June 30, 2024. The International Small Cap Growth Fund incurred $1,147,572 for investment advisory fees during the six months ended June 30, 2024, of which $193,640 was payable to DCM at June 30, 2024. The International Developed Equity Fund incurred $1,205 for investment advisory fees during the period April 30, 2024 (Commencement of Operations) to June 30, 2024, of which $637 was payable to DCM at June 30,

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

2024. The Micro Cap Growth Fund incurred $1,535,020 for investment advisory fees during the six months ended June 30, 2024, of which $273,321 was payable to DCM at June 30, 2024. The Small Cap Growth Fund incurred $2,094,395 for investment advisory fees during the six months ended June 30, 2024, of which $380,863 was payable to DCM at June 30, 2024. The Small/Mid Cap Growth Fund incurred $135,111 for investment advisory fees during the six months ended June 30, 2024, of which $25,746 was payable to DCM at June 30, 2024. The Event Driven Fund incurred $1,057,250 for investment advisory fees during the six months ended June 30, 2024, of which $170,006 was payable to DCM at June 30, 2024.
The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated. For the period ended June 30, 2024, these arrangements reduced the expenses of Emerging Markets Growth Fund, Emerging Markets Small Cap Growth Fund, Global Fund, International Small Cap Growth Fund, International Developed Equity Fund, Micro Cap Growth Fund, Small Cap Growth Fund, Small/Mid Cap Growth Fund and Event Driven Fund by $128,944 (0.9%), $2,130 (0.3%), $1,602 (0.6%), $7,866 (0.6%), $0 (0.0%), $52,586 (3.1%), $82,250 (3.2%), $2,353 (1.2%) and $13,260 (0.9%) respectively.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to minimize trading costs, where permissible. For the six months ended June 30, 2024, the Funds did not engage in any purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.
The Adviser is a party to a Fee Reimbursement Agreement (“Agreement”) with the Emerging Markets Growth Fund, the Small Cap Growth Fund, and the Event Driven Fund. Under the Agreement, the Funds reimburse the Adviser for certain fees paid to intermediaries who provide shareholder administrative and/or sub-transfer agency services to the Funds. The amount to be reimbursed will not exceed 0.25% of the average daily net assets held by such intermediaries. The amounts incurred and payable to the Adviser during the period January 1, 2024, through June 30, 2024, are as follows:
Fund	Shareholder services plan fees	Accrued shareholder services plan fees
Emerging Markets Growth Fund	$ 686,001	$ 115,873
Small Cap Growth Fund	106,244	23,380
Event Driven Fund	209,069	49,013
Certain officers of the Trust are also officers of DCM. The Funds pay a portion of the Chief Compliance Officer’s salary. No other officers received compensation from the Funds during the period January 1, 2024, through June 30, 2024. The Independent Trustees are compensated for their services to the Trust and such compensation is reflected as Trustees’ fees in the Statements of Operations.
The Northern Trust Company (“Northern”) serves as fund accounting and administration services provider and transfer agent for the Funds. Under the terms of the Fund Administration and Accounting Services Agreement, Northern is entitled to receive fees, computed daily and payable monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, range between 0.0175% and 0.045% of average daily net assets. For its services as Transfer Agent, Northern receives a fee, computed daily and payable monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, range between 0.002% and 0.0175% of average daily net assets of each Fund.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

D. INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding derivatives, short term securities and U.S. government obligations) for the six months ended June 30, 2024 were as follows:
Fund	Purchases	Sales
Emerging Markets Growth Fund	1,883,515,800	1,718,020,291
Emerging Markets Small Cap Growth Fund	53,172,849	64,120,714
Global Fund	30,942,036	33,073,522
International Small Cap Growth Fund	103,782,054	99,091,284
International Developed Equity Fund*	1,229,371	170,685
Micro Cap Growth Fund	138,966,055	128,181,037
Small Cap Growth Fund	515,383,385	400,571,863
Small/Mid Cap Growth Fund	60,512,553	27,857,387
Event Driven Fund	100,003,270	100,290,268

*	For the period April 30, 2024 (Commencement of Operations) to June 30, 2024.
The Funds had no purchases and sales of U.S. government obligations for the six month period January 1, 2024, through June 30, 2024.
E. CAPITAL SHARE TRANSACTIONS
For the six-month period ended June 30, 2024, and the year ended December 31, 2023, transactions in capital shares (authorized shares unlimited) were as follows:
	Emerging Markets Growth Fund		Emerging Markets Small Cap Growth Fund		Global Fund
	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
Fund
Shares issued	—	—	529,061	941,612	122,856	314,720
Shares reinvested	—	—	—	52,314	—	12,037
Shares redeemed	—	—	(907,643)	(1,205,698)	(271,812)	(508,899)
Net increase (decrease)	—	—	(378,582)	(211,772)	(148,956)	(182,142)
Investor Class
Shares issued	1,164,233	2,569,796	—	—	—	—
Shares reinvested	—	291,482	—	—	—	—
Shares redeemed	(2,061,926)	(4,415,301)	—	—	—	—
Net increase (decrease)	(897,693)	(1,554,023)	—	—	—	—
Institutional Class
Shares issued	11,781,633	17,992,754	—	—	—	—
Shares reinvested	—	1,012,414	—	—	—	—
Shares redeemed	(5,125,974)	(7,845,573)	—	—	—	—
Net increase (decrease)	6,655,659	11,159,595	—	—	—	—
Total net increase (decrease)	5,757,966	9,605,572	—	—	—	—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

	International Small Cap Growth Fund		International Developed Equity Fund*	Micro Cap Growth Fund
	June 30, 2024	December 31, 2023	June 30, 2024	June 30, 2024	December 31, 2023
Fund
Shares issued	1,325,839	3,998,996	111,563	2,682,714	6,290,637
Shares reinvested	—	283,147	—	—	145,068
Shares redeemed	(1,302,488)	(6,435,111)	(7)	(1,682,111)	(3,933,992)
Net increase (decrease)	23,351	(2,152,968)	111,556	1,000,603	2,501,713
Investor Class
Shares issued	—	—	—	—	—
Shares reinvested	—	—	—	—	—
Shares redeemed	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—
Institutional Class
Shares issued	—	—	—	—	—
Shares reinvested	—	—	—	—	—
Shares redeemed	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—
Total net increase (decrease)	—	—	—	—	—

*	For the period April 30, 2024 (Commencement of Operations) to June 30, 2024.

	Small Cap Growth Fund		Small/Mid Cap Growth Fund		Event Driven Fund
	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
Fund
Shares issued	—	—	2,222,132	73,361	2,160,011	5,623,843
Shares reinvested	—	—	—	—	—	775,391
Shares redeemed	—	—	(133,694)	(143,132)	(2,811,279)	(6,193,625)
Net increase (decrease)	—	—	2,088,438	(69,771)	(651,268)	205,609
Investor Class
Shares issued	1,184,888	2,098,855	—	—	—	—
Shares reinvested	—	19,822	—	—	—	—
Shares redeemed	(773,036)	(1,458,618)	—	—	—	—
Net increase (decrease)	411,852	660,059	—	—	—	—
Institutional Class
Shares issued	7,550,643	8,496,069	—	—	—	—
Shares reinvested	—	137,612	—	—	—	—
Shares redeemed	(2,736,505)	(7,962,420)	—	—	—	—
Net increase (decrease)	4,814,138	671,261	—	—	—	—
Total net increase (decrease)	5,225,990	1,331,320	—	—	—	—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

F. RESTRICTED SECURITIES
Restricted securities are securities that are not registered for sale under the Securities Act of 1933, as amended, or applicable foreign law and that may be resold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2024, the Funds held restricted securities as denoted on the Schedules of Investments.
G. LINE OF CREDIT
The Funds obtained a committed line of credit in the amount of $50,000,000. The line of credit is available primarily to meet large, unexpected shareholder redemptions subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5% or 1.75%, whichever is greater. There is a commitment fee of 0.10% of the excess of the $50,000,000 committed amount over the sum of the average daily balance of any loans, which is allocated amongst the Funds based on average net assets. The Credit Agreement will expire on March 20, 2025 unless extended or renewed. The Funds did not borrow under the line of credit during the period January 1, 2024 through June 30, 2024 and thus had no outstanding balances as of that date.
H. FOREIGN INVESTMENT RISKS
To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.
I. REDEMPTION FEES
The Driehaus Micro Cap Growth Fund will charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The Board of Trustees of the Funds eliminated the 2.00% redemption fee previously applicable to shareholders of: (i) the Driehaus Emerging Markets Growth Fund, effective February 1, 2023; and (ii) the Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Global Fund, Driehaus International Small Cap Growth Fund, Driehaus Small Cap Growth Fund and the Driehaus Small/Mid Cap Growth Fund, effective October 6, 2023, who sold their shares within 60 days of purchase. Assessed redemption fees are recorded in paid-in capital and reflected in the Statements of Changes in Net Assets.
J. SUBSEQUENT EVENTS
Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements. There are no subsequent events that require recognition or disclosure in the financial statements.
Effective August 5, 2024, the Driehaus Global Fund changed its Principal Investment Strategy to the following:
The Fund, using a growth style of investment, opportunistically invests in equity securities, including common stocks and sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”) of issuers located throughout the world, including the United States (U.S.), and in both developed and emerging markets.
The Fund is not constrained based on the country, region, or market capitalization and its assets may at times be concentrated in a particular country, segment of the economy, region or issuer. The composition and asset allocation of the Fund’s investment portfolio will vary over time. The Fund may invest in issuers across all market capitalizations as well as in issuers with limited or no operating histories. Notwithstanding the above, under normal circumstances, the Fund will have exposure to issuers organized, domiciled, or headquartered in at least three different countries (other than its exposure to U.S. issuers). The Fund’s sector and geographic diversification will also vary based on the investment adviser’s evaluation of current economic, political and market factors.
Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that a company possesses the ability to undergo an incrementally positive change in growth and earnings trajectories. In managing the Fund, the investment adviser uses an investment approach that integrates a top-down (focusing on the economy and market trends) analysis of the overall economy and a bottom-up (focusing on individual stocks) analysis of individual securities. From a

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

top-down perspective, the investment adviser looks at the relative value of securities to identify assets to include in the Fund’s portfolio. Bottom-up analysis involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics in order to identify companies with more attractive earnings growth on a prospective basis. The investment adviser’s decision to buy or sell a security is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

Shareholder Information (unaudited)

TAX INFORMATION FOR THE YEAR ENDED DECEMBER 31, 2023
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The Funds designate the following amounts as a long-term capital gain distribution:
Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund
$—	$—	$—	$—

Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
$—	$—	$—	$—
For taxable non-corporate shareholders, the following percentages of income represent qualified dividend income subject to the 15% rate category:
Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund
86.40%	41.07%	70.72%	100.00%

Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
—%	43.88%	—%	14.15%
For taxable non-corporate shareholders, the following percentages of short-term capital gains represent qualified dividend income subject to the 15% rate category:
Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund
—%	—%	—%	—%

Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
—%	—%	—%	—%
For corporate shareholders, the following percentages of income and short-term capital gains qualified for the dividends-received deduction:
Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund
1.57%	—%	24.34%	—%

Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
—%	45.19%	—%	14.15%

Shareholder Information (unaudited) — (Continued)

DISTRIBUTION INFORMATION
For purposes of Section 19 of the 1940 Act, the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Driehaus Micro Cap Growth Fund and Driehaus Small Cap Growth Fund did not issue a Section 19(a) notice because at the time the Funds did not believe that such a notice was necessary. Pursuant to Rule 19a-1(e) under the 1940 Act, the information in the table below includes the sources of the Driehaus Micro Cap Growth Fund's and Driehaus Small Cap Growth Fund's distributions paid during the year ended December 31, 2023.
Please note that the information in the table below is for financial accounting purposes only. Form 1099-DIV received by shareholders for the calendar year specifies how shareholders should characterize and report distributions paid by the Funds during the year for U.S. federal income tax purposes.
The Funds' distributions during the year ended December 31, 2023, were paid from:
	Ex-Date	Ordinary Income	Return of Capital
Driehaus Micro Cap Growth Fund	12/13/2023	0.000000	0.097110
Driehaus Small Cap Growth Fund Investor Class	12/13/2023	0.063412	0.005912
Driehaus Small Cap Growth Fund Institutional Class	12/13/2023	0.097180	0.009060

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Statement Regarding Basis for Approval of Investment Advisory Contract

BOARD CONSIDERATIONS IN CONNECTION WITH THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR DRIEHAUS INTERNATIONAL DEVELOPED EQUITY FUND
The Board of Trustees of the Driehaus Mutual Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), approved the investment advisory agreement (the “Agreement”) with Driehaus Capital Management LLC (the “Adviser”) for the Driehaus International Developed Equity Fund (the “Fund”) on March 5, 2024.  As part of its review process, the Board evaluated all information it deemed reasonably necessary to consider the Agreement.  The Board reviewed comprehensive materials received from the Adviser and from independent legal counsel.  The Independent Trustees held a meeting with their independent legal counsel on February 26, 2024 and, represented by independent legal counsel, met independent of Fund management on March 5, 2024, to review the materials provided and consider approval of the Agreement for the Fund.  After their consideration of all the information received, the Independent Trustees presented their findings and their recommendation to approve the Agreement at the full Board meeting.  In connection with the review, the Board considered the factors discussed below, among others.
Nature, Quality and Extent of Services.  The Board considered the nature, extent and quality of services to be provided under the Agreement, including portfolio management services and certain administrative services.  The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Adviser to attract and retain high-quality personnel, and the organizational depth of the Adviser.  The Board also considered the Trust’s compliance with legal and regulatory requirements as well as the Adviser’s handling of portfolio brokerage, and noted the Adviser’s process for evaluating best execution.  The Board noted the Adviser’s expected role in overseeing the Fund’s other service providers, including the Adviser’s review of expenses.  The Board considered the Adviser’s risk management strategies and the process developed by the Adviser for analyzing, reviewing and assessing risk exposure for the Fund.  The Board also considered the Fund’s process for fair valuation of portfolio securities. In particular, the Board considered the management team’s experience managing the Driehaus International Small Cap Growth Fund and the Driehaus Global Fund, two funds with investment strategies similar in nature to the Fund’s investment strategy.
On the basis of this evaluation and the Board’s experience with the Adviser in managing other series of the Trust, the Board concluded that the nature, quality and extent of services to be provided by the Adviser are expected to be satisfactory.
Fees.  The Board considered the Fund’s proposed advisory fee rate, estimated operating expenses and total expense ratio as compared to peer expense group information based on data compiled from Morningstar, Inc., an independent provider of mutual fund data.  The Board noted that the Fund’s proposed advisory fee of 0.70% would rank in the 40th percentile of the Morningstar peer group actual management fees as of December 31, 2023 (1st percentile would be the lowest advisory fee).  The Board also considered that the Adviser will reimburse the Fund for annual expenses in excess of 0.80% of average daily net (excluding interest, taxes, brokerage commissions, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) for a three-year period, which would rank the Fund’s expense ratio in the 18th percentile (1st percentile would be the lowest expense ratio).
On the basis of the information reviewed, the Board concluded that the proposed advisory fee was reasonable and appropriate in light of the nature and quality of services expected to be provided by the Adviser.
Profitability and Economies of Scale.  In considering the reasonableness of the proposed advisory fee, the Board considered the undertaking by the Adviser to assume the Fund’s organizational expenses as well as to reimburse Fund expenses exceeding a 0.80% cap (excluding interest, taxes, brokerage commissions, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) for a three-year period.
The Board also considered potential economies of scale with respect to the management of the Fund and whether the Fund will benefit from any economies of scale.  The Board noted the Adviser’s estimation that it will not earn its full fee until net assets reach approximately $300 million.
Other Benefits to the Adviser. The Board also considered the character and amount of other incidental benefits to be received by the Adviser.  The Board considered benefits to the Adviser related to soft dollar allocations.  The Board concluded that the proposed advisory fee was reasonable in light of any anticipated fall-out benefits.

Statement Regarding Basis for Approval of Investment Advisory Contract — (Continued)

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement for the Fund were fair and reasonable and that the approval of the Agreement is in the best interests of the Fund.  No single factor was determinative in the Board’s analysis.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See the Statement of Operations in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1) Not applicable to this reporting period.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)	/s/ Stephen T. Weber
Stephen T. Weber, President
(principal executive officer)

Date	August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stephen T. Weber
Stephen T. Weber, President
(principal executive officer)

Date	August 30, 2024

By (Signature and Title)	/s/ Robert M. Kurinsky
Robert M. Kurinsky, Vice President and Treasurer
(principal financial officer)

Date	August 30, 2024